UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2011

Munder Bond Fund

Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates, and are subject to the risk that an unexpected rise in interest rates will extend the life of the security beyond the expected repayment time, typically reducing the security’s value. In addition, the Fund invests in to-be-announced (TBA) and dollar-roll transactions, which involve the risk that the security will decline in value between the purchase date and the delivery or issue date, the risk that the value of the security the Fund is required to buy will be less than an identical security, and the risk that the counterparty will fail to deliver. The Fund invests in credit default swaps, which involve the risk that small price movements can result in substantial gains or losses. The Fund also invests in dollar-denominated securities of foreign issuers, which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on total investments as of December 31, 2011. The following pie chart illustrates the investment allocation of the Fund. A complete list of holdings as of December 31, 2011 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of

ii

dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Edward Goard and Michael Krushena

The bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, had a positive return of 4.98% for the six months ended December 31, 2011. The Index’s greatest strength came during the July 1 through September 30 time period, with the Index posting a 3.82% return. This was followed by a 1.12% return during the October 1 through December 31 time frame. Although the Fund outperformed its benchmark during the October through December months, it lagged during the first half of the time period. For the six months as a whole, the Fund’s return of 3.64% trailed the 4.98% return for its Barclays Capital benchmark, but outperformed the 3.39% median return for the Lipper universe of corporate debt A-rated funds.

Security selection had a positive impact on the relative performance of the Fund during the six months ended December 31, 2011. In contrast, sector allocation and duration held back the Fund’s relative return. (Duration is a measure of the price sensitivity of the Fund to changes in interest rates.)

The weakness in the Fund’s sector allocation, which occurred during the first half of the six-month time period, was due almost entirely to an overweight of the financial segment of the corporate bond market and an underweight of U.S. Treasury securities. The Fund’s shorter duration during the October through December time period also held back the relative performance of the Fund.

Partially offsetting these negative factors was the boost to relative performance from security selection. This was largely due to selection among financial and industrial corporate bonds, as well as mortgage-backed securities.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated, investment-grade, fixed-rate taxable bond market, which includes Treasuries (i.e., public obligations of the U.S. Treasury), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), corporate debt obligations, mortgage-backed securities (i.e., agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities), asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provide information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Examples for Comparison Purposes

The section of the table below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$1,036.43	$2.05	0.40%

Class A	$1,000.00	$1,036.27	$3.33	0.65%

Class B	$1,000.00	$1,032.36	$7.15	1.40%

Class C	$1,000.00	$1,032.16	$7.15	1.40%

Class K	$1,000.00	$1,036.22	$3.33	0.65%

Hypothetical

Class Y	$1,000.00	$1,023.13	$2.03	0.40%

Class A	$1,000.00	$1,021.87	$3.30	0.65%

Class B	$1,000.00	$1,018.10	$7.10	1.40%

Class C	$1,000.00	$1,018.10	$7.10	1.40%

Class K	$1,000.00	$1,021.87	$3.30	0.65%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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vi

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Principal Amount		Value(a)

ASSET-BACKED SECURITIES — 14.5%
Auto Loans — 6.9%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016 (d)	$848,167
1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017	1,096,792
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (d)	894,639
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (d)	1,311,129
1,034,629	Chesapeake Funding LLC, Series 2009-2A, Class A, 144A, 2.028% due 09/15/2021 (d),(e),(g),(h),(i)	1,037,829
1,000,000	Navistar Financial Dealer Note Master Trust, Series 2009-1, Class B, 144A, 4.544% due 10/26/2015 (d),(e),(g),(h),(i)	1,021,891
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (d)	1,255,977

		7,466,424

Credit Card — 1.0%
1,000,000	Citibank Omni Master Trust, Series 2009-8, Class A8, 144A, 2.378% due 05/16/2016 (d),(e),(g),(h),(i)	1,006,142

Equipment — 2.9%
1,500,000	CNH Wholesale Master Note Trust, Series 2009-1A, Class B, 144A, 8.778% due 07/15/2015 (d),(e),(g),(h),(i)	1,559,551
1,500,000	Great America Leasing Receivables, Series 2009-1, Class C, 144A, 6.480% due 12/15/2016 (d),(g),(h),(i)	1,566,156

		3,125,707

Home Equity Loans — 2.9%
627,706	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.444% due 10/25/2036 (e)	568,423
8,849	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	8,816

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Principal Amount		Value(a)

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (Continued)
	Countrywide Asset-Backed Certificates:
$228,887	Series 2003-BC6, Class M5, 3.594% due 04/25/2033 (e)	$40,849
600,000	Series 2007-BC2, Class 2A2, 0.474% due 06/25/2037 (e)	502,777
13,055	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (c),(e),(f)	13,055
29,930	Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.424% due 04/25/2047 (e)	29,758
370,785	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.344% due 05/25/2037 (e)	357,125
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.814% due 01/25/2036 (e)	128,842
537,363	Quest Trust, Series 2004-X3, Class M1, 144A, 1.094% due 09/25/2034 (d),(e),(g),(h),(i)	525,881
660,720	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.474% due 10/25/2036 (e)	502,288
434,287	Residential Asset Securities Corp, Series 2003-KS10, Class A14, 4.470% due 03/25/2032 (e)	429,588

		3,107,402

Time Share Receivables — 0.8%
	Marriott Vacation Club Owner Trust:
692,884	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (d),(g),(h),(i)	694,926
125,591	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (g),(h),(i)	125,442

		820,368

Utilities — 0.0%*
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	35,972

See Notes to Financial Statements.

2

Principal Amount		Value(a)

Other — 0.0%*
$547,083	ELM BV, 144A, 16.563% due 06/20/2013 (c),(e),(f),(g),(h),(j)	$48,253

TOTAL ASSET-BACKED SECURITIES
(Cost $16,564,927)		15,610,268

CORPORATE BONDS AND NOTES — 36.6%
Chemicals — 0.8%
500,000	Ashland Inc, 9.125% due 06/01/2017	557,500
250,000	Lubrizol Corp, 8.875% due 02/01/2019	343,510

		901,010

Consumer Staples — 0.4%
385,000	Tyson Foods Inc, 6.850% due 04/01/2016	422,538

Energy — 0.8%
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (d)	848,247

Financials — 18.1%
950,000	ACE INA Holdings Inc, 5.900% due 06/15/2019 (d)	1,135,218
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (d)	1,398,217
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (d)	1,295,448
1,535,000	Chubb Corp, 6.375% due 03/29/2067 (d),(e)	1,515,812
	Citigroup Inc:
405,000	3.953% due 06/15/2016	403,604
270,000	5.375% due 08/09/2020	277,633
1,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (d)	1,467,822
880,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (d)	932,818
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	573,214
	General Electric Capital Corp:
1,165,000	5.300% due 02/11/2021 (d)	1,245,329
540,000	MTN, 5.500% due 01/08/2020 (d)	594,158

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Principal Amount		Value(a)

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$725,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (d)	$748,265
415,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020	470,333
670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (d)	695,768
	Lincoln National Corp:
605,000	6.050% due 04/20/2067 (d) (becomes variable April 2017)	503,663
45,000	8.750% due 07/01/2019	54,736
750,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (d)	892,154
1,350,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (d)	1,942,318
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (d)	1,148,763
485,000	Royal Bank of Canada, MTN 2.300% due 07/20/2016	493,024
750,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (d) (becomes variable June 2017)	676,880
500,000	US Bancorp, MTN, 2.200% due 11/15/2016	504,804
520,000	Wells Fargo & Co, MTN, 4.600% due 04/01/2021 (d)	570,275

		19,540,256

Industrial Conglomerates — 4.3%
840,000	Agilent Technologies Inc, 5.500% due 09/14/2015	925,933
550,000	Ball Corp, 5.750% due 05/15/2021	576,125
515,000	CF Industries Inc, 6.875% due 05/01/2018	589,675
400,000	CRH America Inc, 6.000% due 09/30/2016	427,288
585,000	International Paper Co, 7.950% due 06/15/2018	712,079
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	488,391

See Notes to Financial Statements.

4

Principal Amount		Value(a)

Industrial Conglomerates (Continued)
$775,000	News America Inc, 7.850% due 03/01/2039 (d)	$943,751

		4,663,242

Industrials — 3.8%
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	511,250
900,000	Comcast Corp, 6.400% due 05/15/2038 (d)	1,081,290
670,000	Kansas City Southern Railway, 8.000% due 06/01/2015 (d)	711,037
685,000	Levi Strauss & Co, 8.875% due 04/01/2016 (d)	712,400
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021	554,394
520,000	Westlake Chemical Corp, 6.625% due 01/15/2016	526,500

		4,096,871

Information Technology — 0.9%
800,000	BMC Software Inc, 7.250% due 06/01/2018 (d)	922,553

Real Estate – Diversified — 4.1%
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	297,940
755,000	5.250% due 01/15/2022 (d)	739,675
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (d)	1,234,619
900,000	Liberty Property LP, 5.650% due 08/15/2014 (d)	959,217
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (d)	1,194,249

		4,425,700

Retail — 1.5%
	Wal-Mart Stores Inc:
890,000	5.000% due 10/25/2040 (d)	1,047,473
400,000	5.625% due 04/01/2040	506,664

		1,554,137

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Principal Amount		Value(a)

CORPORATE BONDS AND NOTES (Continued)
Telephone — 1.9%
	CenturyLink Inc:
$515,000	5.150% due 06/15/2017	$510,459
650,000	7.600% due 09/15/2039 (d)	637,822
550,000	Frontier Communications Corp, 8.500% due 04/15/2020	563,062
315,000	Telecom Italia Capital SA, 7.175% due 06/18/2019	295,189

		2,006,532

TOTAL CORPORATE BONDS AND NOTES
(Cost $37,852,607)		39,381,086

GOVERNMENT GUARANTEED SECURITIES — 4.3%
Collateralized Mortgage Obligations (CMO) – Non Agency — 2.8%
2,951,400	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (d),(g),(h),(i)	3,019,962

Commercial Mortgage-Backed Securities — 1.5%
1,530,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (d)	1,615,393

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $4,454,926)		4,635,355

MORTGAGE-BACKED SECURITIES — 42.2%
Collateralized Mortgage Obligations (CMO) – Agency — 0.1%
	Fannie Mae REMICS:
139,883	Series 1990-5, Class J, 8.200% due 01/25/2020	157,141
18,091	Series 2003-63, Class GU, 4.000% due 07/25/2033	18,491

		175,632

Collateralized Mortgage Obligations (CMO) – Non Agency — 4.4%
	Countrywide Alternative Loan Trust:
844,807	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (d)	876,189
537,882	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	471,060

See Notes to Financial Statements.

6

Principal Amount		Value(a)

Collateralized Mortgage Obligations (CMO) – Non Agency (Continued)
$583,592	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	$612,458
429,906	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	435,351
641,507	Residential Funding Mortgage Securities I, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036	583,055
1,350,805	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.414% due 04/25/2038 (e),(g),(h),(i)	1,173,598
555,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667% due 11/15/2044	576,798

		4,728,509

Commercial Mortgage-Backed Securities — 8.2%
1,106,000	Asset Securitization Corp, Series 1997-D5, Class A5, 6.949% due 02/14/2043 (d),(e)	1,133,611
535,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, 4.933% due 02/13/2042 (d),(e)	580,237
864,331	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035 (d)	883,852
990,000	GS Mortgage Securities Corp II, Series 2011-GC5, Class A2, 2.999% due 08/10/2044	1,014,522
1,205,000	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2011-C5, Class A3, 4.171% due 08/15/2046	1,290,325
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (d)	1,015,692
	Morgan Stanley Capital I:
720,261	Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (d)	737,873
675,000	Series 2011-C3, Class A2, 3.224% due 07/15/2049	698,825

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Principal Amount		Value(a)

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities (Continued)
$1,433,106	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.642% due 05/15/2043 (d),(e)	$1,458,118

		8,813,055

Mortgage Pass-Through Securities — 29.5%
	Fannie Mae Pool:
58,606	#070225, 7.500% due 08/01/2018	64,755
1,637	#081585, 11.500% due 07/01/2012	1,643
4,536,776	#190354, 5.500% due 12/01/2034	4,956,588
1,511,483	#995112, 5.500% due 07/01/2036	1,651,349
	Fannie Mae (TBA):
5,050,000	4.000% due 03/01/2040 (k),(l)	5,304,867
3,930,000	4.500% due 05/01/2039 (k),(l)	4,181,766
4,225,000	5.000% due 11/01/2036 (k),(l)	4,564,320
1,860,000	6.000% due 08/01/2035 (k),(l)	2,048,035
	Freddie Mac Gold Pool:
14,488	#A00813, 9.000% due 10/01/2020	14,840
56,195	#A01048, 8.500% due 02/01/2020	63,946
60,327	#C30261, 7.500% due 08/01/2029	71,991
46,549	#G00479, 9.000% due 04/01/2025	56,605
1,170,821	#G06790, 6.000% due 06/01/2039	1,287,761
	Ginnie Mae I (TBA):
1,400,000	4.000% due 09/01/2040 (k),(l)	1,501,719
2,544,000	4.500% due 09/01/2039 (k),(l)	2,771,767
2,900,000	5.000% due 06/01/2038 (k),(l)	3,212,203

		31,754,155

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,989,384)		45,471,351

MUNICIPAL BONDS AND NOTES — 1.8%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (d)	1,060,960
850,000	Commonwealth of Pennsylvania, 5.350% due 05/01/2030 (d)	901,816

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,805,881)		1,962,776

See Notes to Financial Statements.

8

Principal Amount		Value(a)

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds — 5.4%
$225,000	3.750% due 08/15/2041	$264,621
3,200,000	4.375% due 05/15/2040	4,156,999
1,020,000	5.250% due 11/15/2028	1,406,325

		5,827,945

U.S. Treasury Notes — 3.3%
1,015,000	0.875% due 11/30/2016	1,018,093
485,000	1.875% due 04/30/2014	502,581
1,815,000	2.125% due 08/15/2021	1,861,509
90,000	3.000% due 09/30/2016	99,218

		3,481,401

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,998,555)		9,309,346

INVESTMENT COMPANY — 11.0%
(Cost $11,876,013)
11,876,013	State Street Institutional Government Money Market Fund, (b)	11,876,013

TOTAL INVESTMENTS
(Cost $126,542,293)	119.1%	128,246,195
OTHER ASSETS AND LIABILITIES (Net)	(19.1)	(20,535,145)

NET ASSETS	100.0%	$107,711,050

*	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (See Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for swap contracts and/or securities purchased on a when issued/delayed delivery basis.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2011.

(f)	Security valued at fair value as of December 31, 2011, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2011, this security represents $61,308, 0.1% of net assets.

See Notes to Financial Statements.

9

Munder Bond Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2011, the security subject to restrictions on resale that has not been deemed to be liquid represents $48,253, less than 0.05% of net assets.

Security	Acquisition Date	Cost
ELM BV, 144A 16.563% due 6/20/2013	6/13/2006	$547,083

(k)	Security purchased on a when-issued, to-be-announced or delayed delivery basis and may be settled after the customary settlement period (see Notes to Financial Statements, Note 2).

(l)	Security, or a portion thereof, subject to mortgage dollar roll transaction.

ABBREVIATIONS:
FDIC	—	Federal Deposit Insurance Corporation
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
NCUA	—	National Credit Union Administration
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$128,246,195
Interest receivable	774,388
Receivable from Advisor	57,120
Receivable for Fund shares sold	127,771
Receivable for when-issued and forward delivery securities	14,671,145
Deposits with brokers for credit default swap contacts	300,000
Deposits with brokers for futures contracts	604,143
Unrealized appreciation on credit default swap contracts	235,991
Prepaid expenses and other assets	31,583

Total Assets	145,048,336

LIABILITIES:
Payable for Fund shares redeemed	72,920
Payable for when-issued and forward delivery securities	36,340,953
Premium for sold credit default swap contracts	499,283
Trustees’ fees and expenses payable	285,378
Investment advisory fees payable	36,357
Payable for deferred mortgage dollar rolls	19,653
Administration fees payable	14,429
Distribution and shareholder servicing fees payable—Class A, B and C Shares	12,333
Transfer agency/record keeping fees payable	11,690
Custody fees payable	6,751
Shareholder servicing fees payable—Class K Shares	6,640
Accrued expenses and other payables	30,899

Total Liabilities	37,337,286

NET ASSETS	$107,711,050

Investments, at cost	$126,542,293

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$209,233
Accumulated net realized loss on investments sold	(15,603,871)
Net unrealized appreciation of investments, futures contracts and credit default swap contracts	1,939,893
Paid-in capital	121,165,795

$107,711,050

NET ASSETS:
Class Y Shares	$52,015,232

Class A Shares	$26,030,566

Class B Shares	$2,031,660

Class C Shares	$6,090,584

Class K Shares	$21,543,008

SHARES OUTSTANDING:
Class Y Shares	5,327,719

Class A Shares	2,670,459

Class B Shares	208,379

Class C Shares	620,739

Class K Shares	2,206,719

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.76

CLASS A SHARES:
Net asset value and redemption price per share	$9.75

Maximum sales charge	4.00%
Maximum offering price per share	$10.16

CLASS B SHARES:
Net asset value and offering price per share*	$9.75

CLASS C SHARES:
Net asset value and offering price per share*	$9.81

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.76

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2011  (Unaudited)

INVESTMENT INCOME:
Interest	$2,181,733
Mortgage dollar roll income	408,387

Total Investment Income	2,590,120

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	27,271
Class B Shares	10,188
Class C Shares	27,249
Shareholder servicing fees:
Class K Shares	32,637
Investment advisory fees	214,521
Administration fees	85,234
Transfer agency/record keeping fees	43,935
Custody fees	39,706
Registration and filing fees	33,540
Legal and audit fees	22,320
Trustees’ fees and expenses	21,396
Other	28,191

Total Expenses	586,188
Expenses reimbursed by Advisor	(274,321)

Net Expenses	311,867

NET INVESTMENT INCOME	2,278,253

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,054,981
Futures contracts	(35,327)
Credit default swap contracts	(504,234)
Net change in unrealized appreciation/(depreciation) of:
Securities	849,986
Futures contracts	41,966
Credit default swap contracts	246,113

Net realized and unrealized gain on investments	1,653,485

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,931,738

See Notes to Financial Statements.

14

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$2,278,253	$5,947,541
Net realized gain from security transactions, futures contracts and credit default swap contracts	515,420	4,667,830
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	1,138,065	(3,241,096)

Net increase in net assets resulting from operations	3,931,738	7,374,275
Dividends to shareholders from net investment income:
Class Y Shares	(1,021,806)	(3,661,436)
Class A Shares	(430,124)	(765,832)
Class B Shares	(31,167)	(75,110)
Class C Shares	(83,688)	(168,811)
Class K Shares	(482,649)	(1,591,972)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(32,337,997)	(1,963,412)
Class A Shares	8,218,394	(2,183,256)
Class B Shares	144,583	(710,995)
Class C Shares	1,447,601	(819,661)
Class K Shares	(9,588,729)	(16,573,021)

Net decrease in net assets	(30,233,844)	(21,139,231)
NET ASSETS:
Beginning of period	137,944,894	159,084,125

End of period	$107,711,050	$137,944,894

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$209,233	$(19,586)

See Notes to Financial Statements.

15

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$4,097,037	$9,528,941
Issued as reinvestment of dividends	897,273	2,068,146
Redeemed	(37,332,307)	(13,560,499)

Net decrease	$(32,337,997)	$(1,963,412)

Class A Shares:
Sold*	$9,927,731	$4,644,577
Issued as reinvestment of dividends	310,472	520,647
Redeemed	(2,019,809)	(7,348,480)

Net increase/(decrease)	$8,218,394	$(2,183,256)

Class B Shares:
Sold	$646,033	$529,886
Issued as reinvestment of dividends	24,818	57,863
Redeemed*	(526,268)	(1,298,744)

Net increase/(decrease)	$144,583	$(710,995)

Class C Shares:
Sold	$2,196,553	$861,769
Issued as reinvestment of dividends	61,381	117,625
Redeemed	(810,333)	(1,799,055)

Net increase/(decrease)	$1,447,601	$(819,661)

Class K Shares:
Sold	$248,202	$1,278,381
Issued as reinvestment of dividends	176,636	371,121
Redeemed	(10,013,567)	(18,222,523)

Net decrease	$(9,588,729)	$(16,573,021)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	424,056	997,651
Issued as reinvestment of dividends	92,881	215,531
Redeemed	(3,864,487)	(1,411,834)

Net decrease	(3,347,550)	(198,652)

Class A Shares:
Sold*	1,024,379	483,349
Issued as reinvestment of dividends	32,183	54,326
Redeemed	(208,552)	(765,380)

Net increase/(decrease)	848,010	(227,705)

Class B Shares:
Sold	66,946	54,747
Issued as reinvestment of dividends	2,573	6,036
Redeemed*	(54,392)	(135,752)

Net increase/(decrease)	15,127	(74,969)

Class C Shares:
Sold	224,839	89,109
Issued as reinvestment of dividends	6,323	12,198
Redeemed	(83,126)	(186,834)

Net increase/(decrease)	148,036	(85,527)

Class K Shares:
Sold	25,560	130,306
Issued as reinvestment of dividends	18,285	38,675
Redeemed	(1,033,184)	(1,893,958)

Net decrease	(989,339)	(1,724,977)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)		Year Ended 6/30/08(b)		Year Ended 6/30/07(b)
Net asset value, beginning of period	$9.61		$9.54		$8.83		$9.24		$9.25		$9.13

Income/(loss) from investment operations:
Net investment income	0.22		0.40		0.41		0.46		0.35		0.45
Net realized and unrealized gain/(loss) on investments	0.13		0.09		0.70		(0.38)		0.11		0.14

Total from investment operations	0.35		0.49		1.11		0.08		0.46		0.59

Less distributions:
Dividends from net investment income	(0.20)		(0.42)		(0.40)		(0.49)		(0.47)		(0.47)

Total distributions	(0.20)		(0.42)		(0.40)		(0.49)		(0.47)		(0.47)

Net asset value, end of period	$9.76		$9.61		$9.54		$8.83		$9.24		$9.25

Total return(c)	3.64%		5.20%		12.73%		0.97%		5.06%		6.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,015		$83,353		$84,690		$94,872		$127,638		$47,681
Ratio of operating expenses to average net assets	0.40	%(e)	0.40%		0.40%		0.40%		0.92%		1.02%
Ratio of net investment income to average net assets	4.43	%(e)	4.12%		4.39%		5.24%		3.70%		4.81%
Portfolio turnover rate	216	%(d)	258	%(d)	206	%(d)	292	%(d)	272	%(d)	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.91	%(e)	0.87%		0.79%		0.75%		1.01%		1.02%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 67% for the period ended December 31, 2011 and 96%, 79%, 154% and 226% for the years ended June 30, 2011, June 30, 2010, June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

18

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)		Year Ended 6/30/08(b)		Year Ended 6/30/07(b)
$9.59		$9.53		$8.81		$9.22		$9.24		$9.12

0.20		0.37		0.38		0.44		0.32		0.42
0.14		0.08		0.71		(0.39)		0.11		0.14

0.34		0.45		1.09		0.05		0.43		0.56

(0.18)		(0.39)		(0.37)		(0.46)		(0.45)		(0.44)

(0.18)		(0.39)		(0.37)		(0.46)		(0.45)		(0.44)

$9.75		$9.59		$9.53		$8.81		$9.22		$9.24

3.63%		4.84%		12.60%		0.72%		4.70%		6.24%

$26,031		$17,479		$19,533		$18,460		$18,126		$10,468

0.65	%(e)	0.65%		0.65%		0.65%		1.20%		1.28%

4.17	%(e)	3.87%		4.14%		4.95%		3.46%		4.55%
216	%(d)	258	%(d)	206	%(d)	292	%(d)	272	%(d)	55%

1.16	%(e)	1.11%		1.04%		1.00%		1.28%		1.28%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)		Year Ended 6/30/08(b)		Year Ended 6/30/07(b)
Net asset value, beginning of period	$9.59		$9.53		$8.81		$9.22		$9.24		$9.12

Income/(loss) from investment operations:
Net investment income	0.17		0.30		0.31		0.37		0.25		0.35
Net realized and unrealized gain/(loss) on investments	0.14		0.08		0.71		(0.38)		0.11		0.14

Total from investment operations	0.31		0.38		1.02		(0.01)		0.36		0.49

Less distributions:
Dividends from net investment income	(0.15)		(0.32)		(0.30)		(0.40)		(0.38)		(0.37)

Total distributions	(0.15)		(0.32)		(0.30)		(0.40)		(0.38)		(0.37)

Net asset value, end of period	$9.75		$9.59		$9.53		$8.81		$9.22		$9.24

Total return(c)	3.24%		4.06%		11.75%		(0.03)%		3.92%		5.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,032		$1,854		$2,556		$3,289		$3,662		$3,367
Ratio of operating expenses to average net assets	1.40	%(e)	1.40%		1.40%		1.40%		1.97%		2.03%
Ratio of net investment income to average net assets	3.43	%(e)	3.12%		3.39%		4.22%		2.71%		3.80%
Portfolio turnover rate	216	%(d)	258	%(d)	206	%(d)	292	%(d)	272	%(d)	55%
Ratio of operating expenses to average net assets without expense reimbursements	1.91	%(e)	1.87%		1.79%		1.76%		2.04%		2.03%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on March 13, 1996 and March 25, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 67% for the period ended December 31, 2011 and 96%, 79%, 154% and 226% for the years ended June 30, 2011, June 30, 2010, June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

20

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)		Year Ended 6/30/08(b)		Year Ended 6/30/07(b)

$9.65		$9.59		$8.87		$9.28		$9.29		$9.17

0.17		0.30		0.32		0.37		0.25		0.36

0.14		0.08		0.70		(0.38)		0.12		0.13

0.31		0.38		1.02		(0.01)		0.37		0.49

(0.15)		(0.32)		(0.30)		(0.40)		(0.38)		(0.37)

(0.15)		(0.32)		(0.30)		(0.40)		(0.38)		(0.37)

$9.81		$9.65		$9.59		$8.87		$9.28		$9.29

3.22%		4.03%		11.67%		(0.02)%		4.01%		5.41%

$6,091		$4,563		$5,352		$6,067		$4,068		$1,682

1.40	%(e)	1.40%		1.40%		1.40%		1.94%		2.03%

3.43	%(e)	3.12%		3.39%		4.17%		2.70%		3.80%
216	%(d)	258	%(d)	206	%(d)	292	%(d)	272	%(d)	55%

1.91	%(e)	1.87%		1.79%		1.76%		2.03%		2.03%

See Notes to Financial Statements.

21

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)		Year Ended 6/30/08(b)		Year Ended 6/30/07(b)
Net asset value, beginning of period	$9.60		$9.54		$8.82		$9.23		$9.25		$9.13

Income/(loss) from investment operations:
Net investment income	0.20		0.38		0.38		0.44		0.33		0.42
Net realized and unrealized gain/(loss) on investments	0.14		0.07		0.71		(0.39)		0.10		0.14

Total from investment operations	0.34		0.45		1.09		0.05		0.43		0.56

Less distributions:
Dividends from net investment income	(0.18)		(0.39)		(0.37)		(0.46)		(0.45)		(0.44)

Total distributions	(0.18)		(0.39)		(0.37)		(0.46)		(0.45)		(0.44)

Net asset value, end of period	$9.76		$9.60		$9.54		$8.82		$9.23		$9.25

Total return(c)	3.62%		4.83%		12.58%		0.61%		4.80%		6.23%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$21,543		$30,697		$46,954		$92,418		$153,352		$26,987
Ratio of operating expenses to average net assets	0.65	%(e)	0.65%		0.65%		0.65%		1.11%		1.28%
Ratio of net investment income to average net assets	4.19	%(e)	3.90%		4.15%		5.00%		3.42%		4.55%
Portfolio turnover rate	216	%(d)	258	%(d)	206	%(d)	292	%(d)	272	%(d)	55%
Ratio of operating expenses to average net assets without expense reimbursements	1.16	%(e)	1.11%		1.04%		1.00%		1.21%		1.28%

(a)	Class K Shares of the Fund commenced operations on November 23, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions were 67% for the period ended December 31, 2011 and 96%, 79%, 154% and 226% for the years ended June 30, 2011, June 30, 2010, June 30, 2009 and June 30, 2008, respectively.

(e)	Annualized.

See Notes to Financial Statements.

22

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Bond Fund”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary investment objective is to provide a high level of current income. Its secondary objective is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such

23

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current fair market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by a Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of each Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments — Assets*
Level 1 — Quoted Prices	$11,876,013	$—
Level 2 — Other Significant Observable Inputs	116,308,874	235,991
Level 3 — Significant Unobservable Inputs	61,308	—

Total	$128,246,195	$235,991

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

24

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector.

The following is a reconciliation of the Fund’s assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed Securities — Home Equity Loans	Asset Backed Securities — Other	Total
Balance as of 6/30/2011	$16,410	$118,553	$134,963
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Net purchases	—	—	—
Paydowns	(3,355)	—	(3,355)
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gains	—	—	—
Realized losses	(1,787)	—	(1,787)
Change in unrealized appreciation/(depreciation)	1,787	(70,300)	(68,513)

Balance as of 12/31/2011	$13,055	$48,253	$61,308

Net change in unrealized appreciation/(depreciation) from investments still held at end of the period	$—	$(70,300)	$(70,300)

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing their investment objectives. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

25

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in income in the Fund’s Statement of Operations.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to

26

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

Delayed Delivery Commitments: The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method.

27

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.40% of the value of its average daily net assets.

Pursuant to a written Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 0.65% for Class A and Class K Shares, 1.40% for Class B and Class C Shares, and 0.40% for Class Y Shares. For the period ended

28

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement totaling $274,321 on behalf of the Fund, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $85,234 before payment of sub-administration fees and $57,214 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1589% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of

29

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	0.25%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls for the Fund were $23,507,223 and $21,661,755, respectively, for the period ended December 31, 2011. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments for the Fund were $47,727,232 and $58,606,677, respectively, for the period ended December 31, 2011. Cost of purchases and proceeds from sales of mortgage dollar rolls for the Fund were $191,325,505 and $199,173,634, respectively.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,229,486, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,525,584 and net appreciation for financial reporting purposes was $1,703,902. At December 31, 2011, aggregate cost for financial reporting purposes was $126,542,293.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of December 31, 2011 was as follows:

	Asset Derivatives
Derivatives	Balance Sheet Location	Fair Value
Credit Contracts (Swaps)	Unrealized appreciation on credit default swap contracts	$235,991

30

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

For the period ended December 31, 2011, the Fund had the following derivative activity:

Derivatives	Net Realized Loss Recognized in Income	Net Change in Unrealized Appreciation/(Depreciation) Recognized in Income
Interest Rate Contracts (Futures)	$(35,327)	$41,966
Credit Contracts (Swaps)	(504,234)	246,113

At December 31, 2011, the Fund had the following sell protection credit default swap contracts outstanding*:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount	Credit Spread	Termination Date	Payments Made	Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Bank of America:
CDX North America High Yield Index	$2,940,000	680.94	06/20/2016	5.000%	$(201,665)	$345,450	$143,785
Bank of America:
CDX North America Investment Grade Index	7,000,000	120.00	06/20/2016	1.000%	(61,627)	153,833	92,206

*	Volume of derivatives held at year end is indicative of the approximate value held during the year.

7.	Investment Concentration

As of December 31, 2011, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

8.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per

31

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees incurred by the Fund were $736.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and each expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences for the Fund resulting primarily from paydown gains and losses, premium amortization, defaulted bonds, mortgage dollar roll adjustments, swap reclasses, fair fund settlement and expired capital loss carryovers. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
$48,456	$751,507	$(799,963)

During the years ended June 30, 2011 and June 30, 2010, dividends of $6,263,161 and $7,077,139 were paid to shareholders of the Fund from ordinary income on a tax basis.

At June 30, 2011, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Depreciation	Total
$96,650	$(14,543,892)	$(773,572)	$(15,220,814)

The differences between book and tax distributable earnings for the Fund were primarily due to premium amortization adjustments, wash sales, mark-to-market adjustments on futures contracts, reversal of mortgage dollar roll adjustments, deferred trustees’ fees, open credit default swap mark to market and straddle loss deferral.

32

Munder Bond Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

As determined at June 30, 2011, the Fund had available for Federal income tax purposes $14,543,892 of unused capital losses of which $1,165,532, $3,287,615, $4,896,553, $4,015,078 and $1,179,114 expire in 2012, 2013, 2014, 2018 and 2019 respectively.

In addition, $8,643,356 of the Fund’s losses expiring in 2012, 2013 and 2014 may be further limited as these amounts were acquired in the reorganization of the Intermediate Bond Fund that occurred on June 13, 2008.

During the year ended June 30, 2011, $738,710 of capital loss carryovers expired unused.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer     and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNBOND1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Growth Opportunities Fund

Class Y, A, B, C & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

A significant portion of the Fund’s assets is likely to be invested in the information technology sector. In addition, the Fund concentrates its investments in Internet-related securities. Investments in both of these areas tend to be relatively volatile. The Fund is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Gura, Mark Lebovitz and Kenneth Smith

The -3.92% return for the Fund’s Russell 1000® Growth benchmark for the six months ended December 31, 2011 was the result of a double-digit negative return for the first three months of this time period, followed by a double-digit positive return for the last three months. The Fund’s return of -9.98% lagged its Russell 1000® Growth benchmark for the six-month time period, and was just slightly behind the -9.33% median return of the Lipper universe of multi-cap growth mutual funds. The Fund’s relative weakness was largely due to the Fund’s holdings in the information technology sector, followed by the energy and industrials sectors. An underweight in the consumer staples sector also had a negative impact on the Fund’s relative return for the six months ended December 31, 2011.

A position in Sina Corporation (3.7% of the Fund), a Chinese company that operates a leading portal and micro-blogging service, was the largest detractor from the Fund’s relative performance for the six-month time period, both within the information technology sector and for the Fund as a whole. To a lesser extent, an overweight in BMC Software, Inc., which was eliminated from the Fund in November, and positions in Sohu.com, Inc. (1.2%) and Move, Inc. (1.0%) also had a negative impact on the relative returns of the Fund’s information technology sector. The relative weakness of the Fund’s energy sector came largely from an overweight in Peabody Energy Corp. (1.5%) and an underweight in Exxon Mobil Corp. (2.0%). A position in 51job, Inc. (2.2%), a Chinese company offering human resources and employment services, was the principal detractor in the Fund’s industrials sector.

The strong relative performance of the Fund’s consumer discretionary sector partially offset some of these negative factors during the six months ended December 31, 2011. An overweight in Sally Beauty Holdings, Inc. (1.7%) was the key contributor to the relative strength of the sector. Overweights in PetSmart, Inc. (1.7%), Dollar Tree, Inc. (1.4%) and Macy’s, Inc. (1.2%), as well as the lack of a position in Netflix, Inc., also boosted the sector’s relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Growth Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$900.20	$6.83	1.43%

Class A	$1,000.00	$898.70	$8.02	1.68%

Class B	$1,000.00	$895.50	$11.58	2.43%

Class C	$1,000.00	$895.50	$11.58	2.43%

Class R	$1,000.00	$897.90	$9.21	1.93%

Hypothetical

Class Y	$1,000.00	$1,017.95	$7.25	1.43%

Class A	$1,000.00	$1,016.69	$8.52	1.68%

Class B	$1,000.00	$1,012.92	$12.30	2.43%

Class C	$1,000.00	$1,012.92	$12.30	2.43%

Class R	$1,000.00	$1,015.43	$9.78	1.93%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 97.4%
Consumer Discretionary — 14.0%
Auto Components — 1.0%
150,855	Gentex Corp	$4,463,799

Hotels, Restaurants & Leisure — 0.5%
92,390	Home Inns & Hotels Management Inc, ADR †	2,383,662

Household Durables — 1.3%
106,000	Tempur-Pedic International Inc †	5,568,180

Internet & Catalog Retail — 2.9%
27,100	Amazon.com Inc †	4,691,010
17,596	priceline.com Inc †	8,229,825

		12,920,835

Media — 2.3%
134,690	DIRECTV, Class A †	5,759,345
101,610	Viacom Inc, Class B	4,614,110

		10,373,455

Multiline Retail — 2.6%
73,692	Dollar Tree Inc †	6,124,542
171,490	Macy’s Inc	5,518,548

		11,643,090

Specialty Retail — 3.4%
146,610	PetSmart Inc	7,519,627
347,707	Sally Beauty Holdings Inc †	7,347,049

		14,866,676

Total Consumer Discretionary		62,219,697

Consumer Staples — 7.3%
Beverages — 1.1%
71,200	Coca-Cola Co/The	4,981,864

Food & Staples Retailing — 2.0%
163,270	United Natural Foods Inc †	6,532,433
73,815	Walgreen Co	2,440,324

		8,972,757

Tobacco — 4.2%
52,965	Lorillard Inc	6,038,010
160,515	Philip Morris International Inc	12,597,217

		18,635,227

Total Consumer Staples		32,589,848

See Notes to Financial Statements.

1

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 12.2%
Energy Equipment & Services — 3.7%
33,535	Core Laboratories NV	$3,821,313
96,450	Halliburton Co	3,328,489
133,328	Schlumberger Ltd	9,107,636

		16,257,438

Oil, Gas & Consumable Fuels — 8.5%
88,890	Chevron Corp	9,457,896
48,004	ConocoPhillips	3,498,052
104,600	Exxon Mobil Corp	8,865,896
212,940	Marathon Oil Corp	6,232,754
37,300	Occidental Petroleum Corp	3,495,010
195,485	Peabody Energy Corp	6,472,508

		38,022,116

Total Energy		54,279,554

Financials — 1.4%
Consumer Finance — 0.7%
71,140	American Express Co	3,355,674

Real Estate Investment Trusts (REITs) — 0.7%
44,715	Digital Realty Trust Inc	2,981,149

Total Financials		6,336,823

Health Care — 12.3%
Biotechnology — 2.4%
36,000	Alexion Pharmaceuticals Inc †	2,574,000
120,520	Celgene Corp †	8,147,152

		10,721,152

Health Care Equipment & Supplies — 0.9%
8,895	Intuitive Surgical Inc †	4,118,474

Health Care Providers & Services — 2.8%
68,375	Catalyst Health Solutions Inc †	3,555,500
414,655	Health Management Associates Inc, Class A †	3,056,007
77,335	McKesson Corp	6,025,170

		12,636,677

Health Care Technology — 0.5%
45,000	athenahealth Inc †	2,210,400

Pharmaceuticals — 5.7%
153,465	Abbott Laboratories	8,629,337

See Notes to Financial Statements.

2

Shares		Value(a)

Health Care (Continued)
Pharmaceuticals (Continued)
269,945	Endo Pharmaceuticals Holdings Inc †	$9,321,201
118,150	Watson Pharmaceuticals Inc †	7,129,171

		25,079,709

Total Health Care		54,766,412

Industrials — 10.3%
Aerospace & Defense — 1.4%
81,630	United Technologies Corp	5,966,337

Air Freight & Logistics — 1.0%
61,140	United Parcel Service Inc, Class B	4,474,836

Commercial Services & Supplies — 1.0%
63,255	Portfolio Recovery Associates Inc †	4,270,978

Industrial Conglomerates — 0.8%
204,970	General Electric Co	3,671,013

Machinery — 2.6%
85,805	Caterpillar Inc	7,773,933
52,325	Joy Global Inc	3,922,805

		11,696,738

Professional Services — 2.2%
235,379	51job Inc, ADR †	9,871,795

Road & Rail — 1.3%
76,000	Norfolk Southern Corp	5,537,360

Total Industrials		45,489,057

Information Technology — 33.6%
Communications Equipment — 1.3%
108,705	QUALCOMM Inc	5,946,163

Computers & Peripherals — 9.1%
66,270	Apple Inc †	26,839,350
198,325	EMC Corp/Massachusetts †	4,271,921
192,315	SanDisk Corp †	9,463,821

		40,575,092

Information Technology Services — 2.9%
99,000	Cognizant Technology Solutions Corp, Class A †	6,366,690
17,000	Mastercard Inc, Class A	6,337,940

		12,704,630

See Notes to Financial Statements.

3

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Internet Software & Services — 9.8%
35,925	Baidu Inc/China, ADR †	$4,184,185
12,198	Google Inc, Class A †	7,878,688
5,786	Mainstream Data Inc, Class A † ,(b),(c),(d),(e)	5,356
675,887	Move Inc †	4,271,606
318,850	Sina Corp/China †	16,580,200
109,665	Sohu.com Inc †	5,483,250
614,314	TheStreet Inc	1,032,047
128,980	VistaPrint NV †	3,946,788

		43,382,120

Semiconductors & Semiconductor Equipment — 3.6%
410,340	Applied Materials Inc	4,394,742
154,705	ASML Holding NV, NYR	6,465,122
98,785	Intel Corp	2,395,536
55,800	KLA-Tencor Corp	2,692,350

		15,947,750

Software — 6.9%
87,210	Check Point Software Technologies Ltd †	4,582,013
367,865	Microsoft Corp	9,549,775
265,150	Oracle Corp	6,801,098
230,875	Red Hat Inc †	9,532,829

		30,465,715

Total Information Technology		149,021,470

Materials — 5.3%
Chemicals — 2.9%
40,980	CF Industries Holdings Inc	5,941,280
63,090	Praxair Inc	6,744,321

		12,685,601

Metals & Mining — 2.4%
69,355	Cliffs Natural Resources Inc	4,324,284
175,475	Freeport-McMoRan Copper & Gold Inc	6,455,726

		10,780,010

Total Materials		23,465,611

Utilities — 1.0%
Electric Utilities — 1.0%
59,010	ITC Holdings Corp	4,477,679

See Notes to Financial Statements.

4

Shares		Value(a)

TOTAL COMMON STOCKS
(Cost $447,646,474)		432,646,151

PREFERRED STOCK — 2.1%
(Cost $6,325,526)
Consumer Staples — 2.1%
Beverages — 2.1%
266,345	Cia de Bebidas das Americas, ADR	9,612,391

INVESTMENT COMPANY — 0.5%
(Cost $2,099,084)
2,099,084	State Street Institutional Government Money Market Fund	2,099,084

TOTAL INVESTMENTS
(Cost $456,071,084)	100.0%	444,357,626
OTHER ASSETS AND LIABILITIES (Net)	0.0	(39,364)

NET ASSETS	100.0%	$444,318,262

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security valued at fair value as of December 31, 2011 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2011, this security represents $5,356, less than 0.05% of net assets.

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2011, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,356, less than 0.05% of net assets.

Security	Acquisition Date	Cost
Mainstream Data Inc, Class A	08/29/00	$213,440

ABBREVIATIONS:
ADR	—	American Depositary Receipt
NYR	—	New York Registered Shares

See Notes to Financial Statements.

5

Munder Growth Opportunities Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

At December 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	84.5%	$375,327,823
China	8.7	38,503,092
Netherlands	3.2	14,233,223
Israel	1.0	4,582,013

TOTAL COMMON STOCKS	97.4	432,646,151
PREFERRED STOCKS:
Brazil	2.1	9,612,391
INVESTMENT COMPANY	0.5	2,099,084

TOTAL INVESTMENTS	100.0	444,357,626
OTHER ASSETS AND LIABILITIES (NET)	0.0	(39,364)

NET ASSETS	100.0%	$444,318,262

See Notes to Financial Statements.

6

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7

Munder Growth Opportunities Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value
(see accompanying schedule)	$444,357,626
Cash	26,639
Dividends receivable	330,002
Receivable for investment securities sold	5,871,455
Receivable for Fund shares sold	146,566
Receivable for litigation proceeds	197,657
Prepaid expenses and other assets	31,441

Total Assets	450,961,386

LIABILITIES:
Payable for investment securities purchased	3,699,515
Payable for Fund shares redeemed	1,288,556
Trustees’ fees and expenses payable	860,948
Transfer agency/record keeping fees payable	390,439
Distribution and shareholder servicing fees payable — Class A, B, C, and R Shares	144,802
Administration fees payable	47,674
Investment advisory fees payable	18,294
Custody fees payable	5,051
Dividends payable	67
Accrued expenses and other payables	187,778

Total Liabilities	6,643,124

NET ASSETS	$444,318,262

Investments, at cost	$456,071,084

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(1,801,752)
Accumulated net realized loss on investments sold	(502,420,062)
Net unrealized deppreciation of investments	(11,713,169)
Paid-in capital	960,253,245

$444,318,262

NET ASSETS:
Class Y Shares	$26,360,682

Class A Shares	$332,919,588

Class B Shares	$12,945,156

Class C Shares	$71,495,887

Class R Shares	$596,949

SHARES OUTSTANDING:
Class Y Shares	1,010,054

Class A Shares	13,250,765

Class B Shares	573,330

Class C Shares	3,165,105

Class R Shares	24,240

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$26.10

CLASS A SHARES:
Net asset value and redemption price per share	$25.12

Maximum sales charge	5.50%
Maximum offering price per share	$26.58

CLASS B SHARES:
Net asset value and offering price per share*	$22.58

CLASS C SHARES:
Net asset value and offering price per share*	$22.59

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$24.63

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Growth Opportunities Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$1,196
Dividends(a)	2,786,868

Total Investment Income	2,788,064

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	434,856
Class B Shares	73,981
Class C Shares	381,134
Class R Shares	999
Investment advisory fees	1,724,437
Transfer agency/record keeping fees	1,011,458
Administration fees	285,785
Printing and mailing fees	142,018
Custody fees	47,016
Registration and filing fees	42,173
Legal and audit fees	24,789
Other	13,836

Total Expenses	4,182,482

NET INVESTMENT LOSS	(1,394,418)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain from security transactions	1,179,935
Net change in unrealized appreciation/(depreciation) of:
Securities	(50,683,807)
Foreign currency-related transactions	(228)

Net realized and unrealized loss on investments	(49,504,100)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,898,518)

(a)	Net of foreign withholding taxes of $7,947.

See Notes to Financial Statements.

10

Munder Growth Opportunities Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment loss	$(1,394,418)	$(3,970,300)
Net realized gain from security transactions and foreign currency-related transactions	1,179,935	55,984,217
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(50,684,035)	59,191,217

Net increase/(decrease) in net assets resulting from operations	(50,898,518)	111,205,134
Distributions to shareholders from net realized gains:
Class Y Shares	(1,284,754)	—
Class A Shares	(16,873,103)	—
Class B Shares	(725,621)	—
Class C Shares	(4,017,733)	—
Class R Shares	(19,883)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	16,907,653	(785,338)
Class A Shares	11,822,203	27,389,033
Class B Shares	(2,554,318)	(974,753)
Class C Shares	132,677	12,359,080
Class R Shares	276,566	154,810
Short-term trading fees	4	—

Net increase/(decrease) in net assets	(47,234,827)	149,347,966
NET ASSETS:
Beginning of period	491,553,089	342,205,123

End of period	$444,318,262	$491,553,089

Accumulated net investment loss	$(1,801,752)	$(407,334)

See Notes to Financial Statements.

11

Munder Growth Opportunities Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$4,917,613	$4,207,502
Issued as reinvestment of distributions	1,078,992	—
Proceeds received in merger	13,004,629	1,668,752
Redeemed	(2,093,581)	(6,661,592)

Net increase/(decrease)	$16,907,653	$(785,338)

Class A Shares:
Sold*	$11,991,921	$14,186,987
Issued as reinvestment of distributions	13,630,967	—
Proceeds received in merger	18,321,783	72,200,177
Redeemed	(32,122,468)	(58,998,131)

Net increase	$11,822,203	$27,389,033

Class B Shares:
Sold	$114,242	$262,787
Issued as reinvestment of distributions	607,997	—
Proceeds received in merger	314,190	7,066,051
Redeemed*	(3,590,747)	(8,303,591)

Net decrease	$(2,554,318)	$(974,753)

Class C Shares:
Sold	$1,810,650	$1,518,775
Issued as reinvestment of distributions	2,951,017	—
Proceeds received in merger	1,927,869	23,393,820
Redeemed	(6,556,859)	(12,553,515)

Net increase	$132,677	$12,359,080

Class R Shares:
Sold	$333,671	$138,265
Issued as reinvestment of distributions	18,120	—
Proceeds received in merger	—	81,649
Redeemed	(75,225)	(65,104)

Net increase	$276,566	$154,810

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	174,863	146,041
Issued as reinvestment of distributions	41,516	—
Issued in exchange for proceeds received in merger	458,555	54,091
Redeemed	(75,465)	(266,732)

Net increase/(decrease)	599,469	(66,600)

Class A Shares:
Sold*	439,548	511,440
Issued as reinvestment of distributions	544,803	—
Issued in exchange for proceeds received in merger	669,411	2,422,126
Redeemed	(1,190,082)	(2,157,028)

Net increase	463,680	776,538

Class B Shares:
Sold	4,461	11,124
Issued as reinvestment of distributions	27,034	—
Issued in exchange for proceeds received in merger	12,674	260,829
Redeemed*	(145,320)	(334,405)

Net decrease	(101,151)	(62,452)

Class C Shares:
Sold	74,385	59,035
Issued as reinvestment of distributions	131,156	—
Issued in exchange for proceeds received in merger	77,737	863,205
Redeemed	(269,707)	(507,252)

Net increase	13,571	414,988

Class R Shares:
Sold	13,199	5,250
Issued as reinvestment of distributions	739	—
Issued in exchange for proceeds received in merger	—	2,787
Redeemed	(2,939)	(2,337)

Net increase	10,999	5,700

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.48		$22.53	$17.94		$21.07	$24.00	$19.72

Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.17)	(0.34)		(0.30)	(0.31)	(0.33)
Net realized and unrealized gain/(loss) on investments	(3.02)		8.12	4.86		(2.83)	(2.62)	4.61

Total from investment operations	(3.05)		7.95	4.52		(3.13)	(2.93)	4.28

Less distributions:
Distributions from net realized gains	(1.33)		—	—		—	—	—

Short-term trading fees	0.00	(c)	—	—		0.00 (c)	0.00 (c)	0.00 (c)

Fair fund distribution proceeds	—		—	0.07		—	—	—

Net asset value, end of period	$26.10		$30.48	$22.53		$17.94	$21.07	$24.00

Total return(d)	(9.98)%		35.29%	25.59	%(e)	(14.90)%	(12.17)%	21.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,361		$12,515	$10,752		$11,243	$12,083	$6,841
Ratio of operating expenses to average net assets	1.43	%(f)	1.76%	2.00%		2.36%	1.81%	2.07%
Ratio of net investment loss to average net assets	(0.22	)%(f)	(0.62)%	(1.51)%		(1.85)%	(1.34)%	(1.56)%
Portfolio turnover rate	37%		122%	74%		71%	96%	62%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 1, 1998 and August 19, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.68% for Class Y Shares and 19.41% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$29.44		$21.81	$17.41		$20.51	$23.41	$19.29

(0.06)		(0.22)	(0.39)		(0.33)	(0.37)	(0.37)

(2.93)		7.85	4.73		(2.77)	(2.53)	4.49

(2.99)		7.63	4.34		(3.10)	(2.90)	4.12

(1.33)		—	—		—	—	—

0.00	(c)	—	—		0.00 (c)	0.00 (c)	0.00 (c)

—		—	0.06		—	—	—

$25.12		$29.44	$21.81		$17.41	$20.51	$23.41

(10.13)%		34.92%	25.33	%(e)	(15.11)%	(12.43)%	21.41%

$332,920		$376,437	$262,010		$210,683	$283,745	$392,918

1.68	%(f)	1.99%	2.25%		2.62%	2.08%	2.33%

(0.47	)%(f)	(0.82)%	(1.74)%		(2.10)%	(1.61)%	(1.83)%
37%		122%	74%		71%	96%	62%

See Notes to Financial Statements.

15

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$26.71		$19.94	$16.04		$19.02	$21.88	$18.16

Income/(loss) from investment operations:
Net investment loss	(0.15)		(0.39)	(0.51)		(0.41)	(0.50)	(0.49)
Net realized and unrealized gain/(loss) on investments	(2.65)		7.16	4.36		(2.57)	(2.36)	4.21

Total from investment operations	(2.80)		6.77	3.85		(2.98)	(2.86)	3.72

Less distributions:
Distributions from net realized gains	(1.33)		—	—		—	—	—

Short-term trading fees	0.00	(c)	—	—		0.00 (c)	0.00 (c)	0.00 (c)

Fair fund distribution proceeds	—		—	0.05		—	—	—

Net asset value, end of period	$22.58		$26.71	$19.94		$16.04	$19.02	$21.88

Total return(d)	(10.45)%		33.95%	24.31	%(e)	(15.71)%	(13.07)%	20.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,945		$18,014	$14,694		$15,137	$25,728	$35,603
Ratio of operating expenses to average net assets	2.43	%(f)	2.75%	3.01%		3.38%	2.83%	3.08%
Ratio of net investment loss to average net assets	(1.22	)%(f)	(1.58)%	(2.51)%		(2.85)%	(2.36)%	(2.59)%
Portfolio turnover rate	37%		122%	74%		71%	96%	62%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on June 1, 1998, and November 3, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Fund has not received litigation and fair fund distribution proceeds, the total return would have been 18.39% for Class B Shares and 18.46% for Class C Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$26.72		$19.95	$16.04		$19.03	$21.90	$18.17

(0.15)		(0.39)	(0.51)		(0.42)	(0.50)	(0.49)

(2.65)		7.16	4.37		(2.57)	(2.37)	4.22

(2.80)		6.77	3.86		(2.99)	(2.87)	3.73

(1.33)		—	—		—	—	—

0.00	(c)	—	—		0.00 (c)	0.00 (c)	0.00 (c)

—		—	0.05		—	—	—

$22.59		$26.72	$19.95		$16.04	$19.03	$21.90

(10.45)%		33.93%	24.38	%(e)	(15.76)%	(13.06)%	20.46%

$71,496		$84,204	$54,588		$41,302	$58,172	$82,541

2.43	%(f)	2.74%	3.00%		3.37%	2.83%	3.08%

(1.22	)%(f)	(1.56)%	(2.48)%		(2.85)%	(2.37)%	(2.59)%
37%		122%	74%		71%	96%	62%

See Notes to Financial Statements.

17

Munder Growth Opportunities Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$28.92		$21.48	$17.20		$20.29	$23.23	$19.20

Income/(loss) from investment operations:
Net investment loss	(0.10)		(0.28)	(0.42)		(0.37)	(0.42)	(0.43)
Net realized and unrealized gain/(loss) on investments	(2.86)		7.72	4.65		(2.72)	(2.52)	4.46

Total from investment operations	(2.96)		7.44	4.23		(3.09)	(2.94)	4.03

Less distributions:
Distributions from net realized gains	(1.33)		—	—		—	—	—

Short-term trading fees	—		—	—		0.00 (c)	0.00 (c)	0.00 (c)

Fair fund distribution proceeds	—		—	0.05		—	—	—

Net asset value, end of period	$24.63		$28.92	$21.48		$17.20	$20.29	$23.23

Total return(d)	(10.21)%		34.57%	24.94	%(e)	(15.27)%	(12.65)%	21.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$597		$383	$162		$28	$43	$49
Ratio of operating expenses to average net assets	1.93	%(f)	2.22%	2.47%		2.72%	2.33%	2.55%
Ratio of net investment loss to average net assets	(0.73	)%(f)	(1.03)%	(1.86)%		(2.19)%	(1.86)%	(2.07)%
Portfolio turnover rate	37%		122%	74%		71%	96%	62%

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.01% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to one series of MST, the Munder Growth Opportunities Fund (the “Fund”). Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On April 8, 2011, the Growth Opportunities Fund acquired all of the assets and assumed all of the liabilities of the Munder Energy Fund (“Energy Fund”), a series of MST, in a tax-free exchange of shares and the subsequent liquidation of the Energy Fund (the “Energy Fund Reorganization”). The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST on August 17, 2010. The primary reasons for the Energy Fund Reorganization included seeking to (i) provide improved performance for shareholders of the Energy Fund and (ii) achieve greater asset levels by combining two funds that both seek long-term capital appreciation into a single fund.

Number of shares outstanding of the Energy Fund prior to merger:
Class A	1,821,677
Class B	210,635
Class C	657,094
Class Y	37,092

19

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Exchange ratio and number of shares of the Growth Opportunities Fund issued for shares of the Energy Fund:
	Exchange Ratio	Shares
Class A	0.7635	1,390,964
Class B	0.7785	163,982
Class C	0.7786	511,539
Class Y	0.7553	28,014
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Energy Fund		$30,982,369
Accumulated net investment loss immediately prior to acquisition of all assets and assumption of all liabilities of the Energy Fund		$(346,483)

On April 8, 2011, the Growth Opportunities Fund acquired all of the assets and assumed all of the liabilities of the Munder Healthcare Fund (“Healthcare Fund”), a series of Munder Series Trust II (“MST II”), in a tax-free exchange of shares and the subsequent liquidation of the Healthcare Fund (the “Healthcare Fund Reorganization”). The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST II on August 17, 2010. The primary reasons for the Healthcare Fund Reorganization included seeking to (i) provide improved performance for shareholders of the Healthcare Fund, (ii) achieve greater asset levels and reduce total operating expenses, and (iii) benefit from economies of scale by combining two funds that both seek long-term capital appreciation into a single fund.

Number of shares outstanding of the Healthcare Fund prior to merger:
Class A	1,167,629
Class B	111,138
Class C	403,939
Class K	2,357
Class R	3,161
Class Y	29,549

20

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Exchange ratio and number of shares of the Growth Opportunities Fund issued for shares of the Healthcare Fund:
	Exchange Ratio	Shares
Class A	0.8813	1,029,088
Class B	0.8718	96,847
Class C	0.8706	351,666
Class A*	0.8800	2,074
Class R	0.8815	2,787
Class Y	0.8825	26,077
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Healthcare Fund		$8,308,462
Accumulated net investment loss immediately prior to acquisition of all assets and assumption of all liabilities of the Healthcare Fund		$(381,577)

*	Class K shares of the Healthcare Fund merged into Class A shares of the Growth Opportunities Fund.

There were no undistributed income or gain amounts unpaid prior to the merger of each of the Energy Fund and Healthcare Fund.

	Prior to Merger	After Merger
Net assets of the Energy Fund
Class A	$41,461,366	$—
Class B	4,441,303	—
Class C	13,863,350	—
Class Y	864,258	—
Net assets of the Healthcare Fund
Class A	$30,676,976	$—
Class B	2,624,748	—
Class C	9,530,469	—
Class K	61,835	—
Class R	81,650	—
Class Y	804,494	—
Net assets of the Growth Opportunities Fund
Class A	$325,107,844	$397,308,021
Class B	13,638,568	20,704,619
Class C	65,723,670	89,117,489
Class R	295,211	376,861
Class Y	8,291,285	9,960,037

For financial reporting purposes, the net assets received and shares issued by the Growth Opportunities Fund were recorded at fair market value. However, investments of each of the Energy Fund and the Healthcare Fund were carried forward to the Growth Opportunities Fund at cost for purposes of aligning ongoing financial reporting of the Growth Opportunities Fund’s realized and unrealized gains and losses with amounts that may be distributable to shareholders on a tax basis.

21

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

On September 16, 2011, the Growth Opportunities Fund acquired all of the assets and assumed all of the liabilities of the Munder Large-Cap Growth Fund (“Large-Cap Growth Fund”), a series of MST, in a tax-free exchange of shares and the subsequent liquidation of the Large-Cap Growth Fund (the “Large-Cap Growth Fund Reorganization”). The Agreement and Plan of Reorganization was approved by the Board of Trustees of MST on May 17, 2011. The primary reasons for the Large-Cap Growth Fund Reorganization included seeking to (i) provide improved performance for shareholders of the Large-Cap Growth Fund, (ii) reduce total expenses for shareholders of the Large-Cap Growth Fund, (iii) achieve greater asset levels in a single fund by combining two funds with a significant overlap in their portfolio holdings, identical investment objectives, similar investment strategies, and the same portfolio management team into a single fund, and (iv) eliminate certain costs of running the Large-Cap Growth Fund and Growth Opportunities Fund separately.

Number of shares outstanding of the Large-Cap Growth Fund prior to merger:
Class A	787,819
Class B	25,827
Class C	156,980
Class K	490,252
Class Y	863,005

Exchange ratio and number of shares of the Growth Opportunities Fund issued for shares of the Large-Cap Growth Fund:
	Exchange Ratio	Shares
Class A	0.5232	412,176
Class B	0.4907	12,674
Class C	0.4952	77,737
Class A*	0.5247	257,235
Class Y	0.5313	458,555
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Large-Cap Growth Fund		$5,881,831
Accumulated net investment loss immediately prior to acquisition of all assets and assumption of all liabilities of the Large-Cap Growth Fund		$(76,786)

*	Class K shares of the Large-Cap Growth Fund merged into Class A shares of the Growth Opportunities Fund.

There were no undistributed income or gain amounts unpaid prior to the merger of the Large-Cap Growth Fund.

	Prior to Merger	After Merger
Net assets of the Large-Cap Growth Fund
Class A	$11,281,439	$—
Class B	314,208	—
Class C	1,927,870	—
Class K	7,041,489	—
Class Y	13,004,720	—

22

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

	Prior to Merger	After Merger
Net assets of the Growth Opportunities Fund
Class A	$340,875,197	$359,198,125
Class B	14,857,577	15,171,785
Class C	75,866,059	77,793,930
Class R	411,227	411,227
Class Y	13,346,812	26,351,532

For financial reporting purposes, the net assets received and shares issued by the Growth Opportunities Fund were recorded at fair market value. However, investments of the Large-Cap Growth Fund were carried forward to the Growth Opportunities Fund at cost for purposes of aligning ongoing financial reporting of the Growth Opportunities Fund’s realized and unrealized gains and losses with amounts that may be distributable to shareholders on a tax basis.

The Statement of Operations reflects the operations of the Growth Opportunities Fund for the period both before and after the Large-Cap Growth Fund Reorganization. If the Reorganization had occurred on the first day of the Growth Opportunities Fund’s fiscal year, the pro forma results of operations for the period ended December 31, 2011 would have been net investment loss of $1,430,142 (including the impact of $41,062 in merger synergies), net realized and unrealized loss on investments of $52,035,055 and net decrease in net assets resulting from operations of $53,465,197.

Since September 16, 2011, the Growth Opportunities Fund has been managed as a single, integrated portfolio. As a result, it is not practicable to separate the amounts of revenue and earnings attributable to the Large-Cap Growth Fund that are included in the Statement of Operations between September 16, 2011 and December 31, 2011.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or

23

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$444,352,270
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	5,356

Total	$444,357,626

24

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock — Information Technology
Balance as of 6/30/2011	$8,922
Transfer into Level 3	—
Transfer out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	(3,566)

Balance as of 12/31/2011	$5,356

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$(3,566)

The type of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade

25

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the

26

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $1 billion of its average daily net assets; 0.725% of the next $1 billion of average daily net assets; and 0.70% of average daily net assets exceeding $2 billion. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $285,785 before payment of sub-administration fees and $192,810 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1243% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds

27

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees
0.25%	1.00%	1.00%	1.00%

For Class R Shares, the 12b-1 fees were limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $169,648,685 and $199,595,376, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $40,956,086, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $52,669,544 and net depreciation for financial reporting purposes was $11,713,458. At December 31, 2011, aggregate cost for financial reporting purposes was $456,071,084.

28

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

6.	Investment Concentration

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

7.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $2,837.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed

29

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, non-taxable dividend adjustment to income, expired capital loss carryforwards and security basis, post October loss reversal, wash sale and capital loss adjustments related to the merger with Munder Healthcare Fund and Munder Energy Fund were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
$3,721,662	$830,898,930	$(834,620,592)

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Post October Loss	Capital Loss Carryover	Unrealized Appreciation	Total
$318,493	$22,603,015	$(43,335)	$(503,491,082)	$32,979,708	$(447,633,201)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes, $503,491,082 of unused capital losses of which $245,904,886, $158,927,662, $48,842,725, $8,953,187 and $ 40,862,622 expire in 2012, 2013, 2014, 2016 and 2017, respectively. In addition, $17,774,805 of the losses expiring in 2014, 2016 and 2017 and $1,394,714 of the losses expiring in 2016 and 2017, may be further limited as these amounts were acquired in the reorganizations with the Munder Technology Fund that occurred on April 23, 2010 and the Munder Healthcare Fund and Munder Energy Fund that occurred on April 8, 2011, respectively.

The Fund utilized capital loss carryovers during the year ended June 30, 2011 in the amount of $32,815,461. During the current year, $875,539,098 of capital loss carryovers expired unused which includes $35,733,972 losses inherited in the Fund’s April 8, 2011 merger with Munder Healthcare Fund.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2010 and June 30, 2011 of $43,335.

30

Munder Growth Opportunities Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

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32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management Munder Capital Center 480 Pierce Street Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company One Lincoln Street Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100 Portland, ME 04101

LEGAL COUNSEL

Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

SANNGROWTH1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Index 500 Fund

Class Y, A, B, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: David Jones and Eric Lessnau

The stock market, as measured by the S&P 500® Index, posted a -3.69% return for the six months ended December 31, 2011. The Index’s strong return of 11.82% during the last three months of 2011 was not enough to completely offset the -13.87% return posted by the Index during the July through September time period. The Fund’s return of -3.98% for the six months ended December 31, 2011, was slightly below the -3.69% return of the S&P 500® Index and approximately in line with the -3.93% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index. The difference in returns between the Fund and its benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

During the six-month time period ended December 31, 2011, seven of the ten S&P 500® sectors posted a negative return. The weakest sectors, both with double-digit negative returns, were financials and materials. The three sectors with positive returns were utilities, consumer staples and information technology.

The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return tends to be in line with that of its S&P 500® benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate; however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$ 960.21	$3.10	0.63%

Class A	$1,000.00	$ 959.37	$3.84	0.78%

Class B	$1,000.00	$ 957.64	$5.56	1.13%

Class K	$1,000.00	$ 958.76	$4.33	0.88%

Class R	$1,000.00	$ 957.60	$5.56	1.13%

Hypothetical

Class Y	$1,000.00	$1,021.97	$3.20	0.63%

Class A	$1,000.00	$1,021.22	$3.96	0.78%

Class B	$1,000.00	$1,019.46	$5.74	1.13%

Class K	$1,000.00	$1,020.71	$4.47	0.88%

Class R	$1,000.00	$1,019.46	$5.74	1.13%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 96.0%
Consumer Discretionary — 10.3%
Auto Components — 0.3%
2,151	BorgWarner Inc †	$137,105
4,790	Goodyear Tire & Rubber Co/The †	67,874
13,566	Johnson Controls Inc	424,073

		629,052

Automobiles — 0.4%
74,499	Ford Motor Co †	801,609
4,718	Harley-Davidson Inc	183,389

		984,998

Distributors — 0.1%
3,128	Genuine Parts Co	191,434

Diversified Consumer Services — 0.1%
2,278	Apollo Group Inc, Class A †	122,716
1,358	DeVry Inc	52,228
5,742	H&R Block Inc	93,767

		268,711

Hotels, Restaurants & Leisure — 2.0%
8,871	Carnival Corp	289,549
625	Chipotle Mexican Grill Inc †	211,088
2,686	Darden Restaurants Inc	122,428
5,957	International Game Technology	102,460
5,350	Marriott International Inc/DE, Class A	156,060
20,059	McDonald’s Corp	2,012,520
14,613	Starbucks Corp	672,344
3,835	Starwood Hotels & Resorts Worldwide Inc	183,965
2,992	Wyndham Worldwide Corp	113,187
1,595	Wynn Resorts Ltd	176,232
9,027	Yum! Brands Inc	532,683

		4,572,516

Household Durables — 0.2%
5,452	DR Horton Inc	68,750
1,542	Harman International Industries Inc	58,658
2,727	Leggett & Platt Inc	62,830
3,420	Lennar Corp, Class A	67,203
5,675	Newell Rubbermaid Inc	91,651
6,603	PulteGroup Inc †	41,665
1,498	Whirlpool Corp	71,080

		461,837

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Internet & Catalog Retail — 0.8%
7,132	Amazon.com Inc †	$1,234,549
1,858	Expedia Inc	53,919
1,158	Netflix Inc †	80,238
975	priceline.com Inc †	456,018
1,858	TripAdvisor Inc †	46,840

		1,871,564

Leisure Equipment & Products — 0.1%
2,275	Hasbro Inc	72,550
6,843	Mattel Inc	189,961

		262,511

Media — 3.0%
4,328	Cablevision Systems Corp, Class A	61,544
12,829	CBS Corp, Class B	348,179
53,419	Comcast Corp, Class A	1,266,565
13,832	DIRECTV, Class A †	591,456
5,180	Discovery Communications Inc, Class A †	212,225
4,671	Gannett Co Inc	62,451
9,041	Interpublic Group of Cos Inc/The	87,969
5,752	McGraw-Hill Cos Inc/The	258,667
42,992	News Corp, Class A	766,977
5,408	Omnicom Group Inc	241,089
1,906	Scripps Networks Interactive Inc, Class A	80,853
6,256	Time Warner Cable Inc	397,694
19,622	Time Warner Inc	709,139
10,825	Viacom Inc, Class B	491,563
35,220	Walt Disney Co/The	1,320,750
110	Washington Post Co/The, Class B	41,449

		6,938,570

Multiline Retail — 0.8%
1,445	Big Lots Inc †	54,563
2,333	Dollar Tree Inc †	193,896
2,399	Family Dollar Stores Inc	138,326
2,801	JC Penney Co Inc	98,455
4,968	Kohl’s Corp	245,171
8,230	Macy’s Inc	264,841
3,171	Nordstrom Inc	157,630

See Notes to Financial Statements.

Shares		Value(a)

Consumer Discretionary (Continued)
Multiline Retail (Continued)
848	Sears Holdings Corp †	$26,950
13,166	Target Corp	674,363

		1,854,195

Specialty Retail — 1.9%
1,685	Abercrombie & Fitch Co, Class A	82,295
1,093	AutoNation Inc †	40,299
547	AutoZone Inc †	177,759
4,706	Bed Bath & Beyond Inc †	272,807
6,044	Best Buy Co Inc	141,248
4,515	CarMax Inc †	137,617
2,713	GameStop Corp, Class A †	65,465
6,924	Gap Inc/The	128,440
30,222	Home Depot Inc/The	1,270,533
24,556	Lowe’s Cos Inc	623,231
4,941	Ltd Brands Inc	199,369
2,557	O’Reilly Automotive Inc †	204,432
38	Orchard Supply Hardware Stores Corp, Class A †(b)(f)	55
4,614	Ross Stores Inc	219,304
14,153	Staples Inc	196,585
2,540	Tiffany & Co	168,300
7,393	TJX Cos Inc	477,218
2,223	Urban Outfitters Inc †	61,266

		4,466,223

Textiles, Apparel & Luxury Goods — 0.6%
5,768	Coach Inc	352,079
7,272	NIKE Inc, Class B	700,802
1,291	Ralph Lauren Corp	178,261
1,729	VF Corp	219,566

		1,450,708

Total Consumer Discretionary		23,952,319

Consumer Staples — 11.1%
Beverages — 2.6%
3,082	Beam Inc	157,891
2,013	Brown-Forman Corp, Class B	162,067
44,526	Coca-Cola Co/The	3,115,484
6,365	Coca-Cola Enterprises Inc	164,090
3,715	Constellation Brands Inc, Class A †	76,789
4,330	Dr Pepper Snapple Group Inc	170,948

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Beverages (Continued)
3,251	Molson Coors Brewing Co, Class B	$141,549
30,650	PepsiCo Inc/NC	2,033,627

		6,022,445

Food & Staples Retailing — 2.3%
8,496	Costco Wholesale Corp	707,887
25,518	CVS Caremark Corp	1,040,624
11,706	Kroger Co/The	283,519
6,985	Safeway Inc	146,965
4,160	SUPERVALU Inc	33,779
11,564	Sysco Corp	339,172
34,241	Wal-Mart Stores Inc (c)	2,046,242
17,434	Walgreen Co	576,368
3,147	Whole Foods Market Inc	218,968

		5,393,524

Food Products — 1.9%
13,095	Archer-Daniels-Midland Co	374,517
3,587	Campbell Soup Co	119,232
8,274	ConAgra Foods Inc	218,434
3,601	Dean Foods Co †	40,331
12,614	General Mills Inc	509,732
3,086	Hershey Co/The	190,653
6,407	HJ Heinz Co	346,234
2,703	Hormel Foods Corp	79,171
2,271	JM Smucker Co/The	177,524
4,985	Kellogg Co	252,092
34,636	Kraft Foods Inc, Class A	1,294,001
2,639	McCormick & Co Inc/MD	133,058
4,070	Mead Johnson Nutrition Co	279,731
11,751	Sara Lee Corp	222,329
5,916	Tyson Foods Inc, Class A	122,106

		4,359,145

Household Products — 2.2%
2,623	Clorox Co/The	174,587
9,488	Colgate-Palmolive Co	876,596
7,819	Kimberly-Clark Corp	575,166
53,938	Procter & Gamble Co/The	3,598,204

		5,224,553

See Notes to Financial Statements.

Shares		Value(a)

Consumer Staples (Continued)
Personal Products — 0.2%
8,595	Avon Products Inc	$150,155
2,189	Estee Lauder Cos Inc/The, Class A	245,868

		396,023

Tobacco — 1.9%
40,315	Altria Group Inc	1,195,340
2,646	Lorillard Inc	301,644
34,053	Philip Morris International Inc	2,672,479
6,747	Reynolds American Inc	279,461

		4,448,924

Total Consumer Staples		25,844,614

Energy — 11.7%
Energy Equipment & Services — 1.9%
8,705	Baker Hughes Inc	423,411
4,891	Cameron International Corp †	240,588
1,362	Diamond Offshore Drilling Inc	75,264
4,793	FMC Technologies Inc †	250,338
18,039	Halliburton Co	622,526
2,137	Helmerich & Payne Inc	124,715
5,637	Nabors Industries Ltd †	97,746
8,309	National Oilwell Varco Inc	564,929
5,037	Noble Corp †	152,218
2,450	Rowan Cos Inc †	74,309
26,312	Schlumberger Ltd	1,797,373

		4,423,417

Oil, Gas & Consumable Fuels — 9.8%
4,309	Alpha Natural Resources Inc †	88,033
9,762	Anadarko Petroleum Corp	745,133
7,529	Apache Corp	681,977
2,085	Cabot Oil & Gas Corp	158,251
13,188	Chesapeake Energy Corp	293,961
39,042	Chevron Corp	4,154,069
26,029	ConocoPhillips	1,896,733
4,525	Consol Energy Inc	166,067
8,030	Denbury Resources Inc †	121,253
7,918	Devon Energy Corp	490,916
15,372	El Paso Corp	408,434
5,270	EOG Resources Inc	519,148
2,982	EQT Corp	163,384
93,969	Exxon Mobil Corp (c)	7,964,812

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
5,842	Hess Corp	$331,826
13,796	Marathon Oil Corp	403,809
7,114	Marathon Petroleum Corp	236,825
3,862	Murphy Oil Corp	215,268
2,640	Newfield Exploration Co †	99,607
3,441	Noble Energy Inc	324,796
15,914	Occidental Petroleum Corp	1,491,142
5,405	Peabody Energy Corp	178,960
2,330	Pioneer Natural Resources Co	208,488
3,530	QEP Resources Inc	103,429
3,066	Range Resources Corp	189,908
6,945	Southwestern Energy Co †	221,823
12,978	Spectra Energy Corp	399,073
2,092	Sunoco Inc	85,814
2,788	Tesoro Corp †	65,128
10,973	Valero Energy Corp	230,982
11,753	Williams Cos Inc/The	388,084

		23,027,133

Total Energy		27,450,550

Financials — 13.1%
Capital Markets — 1.7%
4,435	Ameriprise Financial Inc	220,153
23,773	Bank of New York Mellon Corp/The	473,321
2,001	BlackRock Inc	356,658
21,511	Charles Schwab Corp/The	242,214
5,599	E*Trade Financial Corp †	44,568
2,234	Federated Investors Inc, Class B	33,845
2,904	Franklin Resources Inc	278,958
9,651	Goldman Sachs Group Inc/The	872,740
8,998	Invesco Ltd	180,770
2,656	Legg Mason Inc	63,877
29,095	Morgan Stanley	440,207
4,809	Northern Trust Corp	190,725
9,644	State Street Corp	388,750
4,952	T Rowe Price Group Inc	282,016

		4,068,802

Commercial Banks — 2.6%
13,911	BB&T Corp	350,140
3,895	Comerica Inc (d)	100,491

See Notes to Financial Statements.

Shares		Value(a)

Financials (Continued)
Commercial Banks (Continued)
18,357	Fifth Third Bancorp	$233,501
5,168	First Horizon National Corp	41,344
16,939	Huntington Bancshares Inc/OH	92,995
19,016	KeyCorp	146,233
2,506	M&T Bank Corp	191,308
10,314	PNC Financial Services Group Inc	594,808
24,679	Regions Financial Corp	106,120
10,714	SunTrust Banks Inc	189,638
37,413	US Bancorp	1,012,022
103,386	Wells Fargo & Co	2,849,318
3,920	Zions Bancorporation	63,818

		5,971,736

Consumer Finance — 0.7%
19,810	American Express Co	934,438
9,168	Capital One Financial Corp	387,715
10,890	Discover Financial Services	261,360
10,264	SLM Corp	137,537

		1,721,050

Diversified Financial Services — 2.6%
198,711	Bank of America Corp (c)	1,104,833
57,318	Citigroup Inc	1,508,037
1,301	CME Group Inc	317,015
1,466	IntercontinentalExchange Inc †	176,726
74,493	JPMorgan Chase & Co	2,476,892
3,883	Leucadia National Corp	88,300
4,016	Moody’s Corp	135,259
2,500	NASDAQ OMX Group Inc/The †	61,275
5,224	NYSE Euronext	136,346

		6,004,683

Insurance — 3.4%
6,603	ACE Ltd	463,002
9,151	Aflac Inc	395,872
9,907	Allstate Corp/The	271,551
8,717	American International Group Inc †	202,234
6,337	Aon Corp	296,572
1,805	Assurant Inc	74,113
34,466	Berkshire Hathaway Inc, Class B †	2,629,756
5,451	Chubb Corp/The	377,318
3,177	Cincinnati Financial Corp	96,772
9,624	Genworth Financial Inc, Class A †	63,037

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
8,890	Hartford Financial Services Group Inc	$144,463
6,153	Lincoln National Corp	119,491
5,986	Loews Corp	225,373
10,546	Marsh & McLennan Cos Inc	333,465
20,734	MetLife Inc	646,486
5,982	Principal Financial Group Inc	147,157
12,090	Progressive Corp/The	235,876
9,253	Prudential Financial Inc	463,760
1,998	Torchmark Corp	86,693
8,092	Travelers Cos Inc/The	478,804
6,056	Unum Group	127,600
6,552	XL Group Plc	129,533

		8,008,928

Real Estate Investment Trusts (REITs) — 2.0%
7,705	American Tower Corp, Class A	462,377
2,664	Apartment Investment & Management Co, Class A	61,032
1,876	AvalonBay Communities Inc	245,006
2,931	Boston Properties Inc	291,928
5,917	Equity Residential	337,447
8,126	HCP Inc	336,660
3,760	Health Care REIT Inc	205,033
14,093	Host Hotels & Resorts Inc	208,154
8,122	Kimco Realty Corp	131,901
3,232	Plum Creek Timber Co Inc	118,162
9,160	ProLogis Inc	261,884
2,827	Public Storage	380,118
5,759	Simon Property Group Inc	742,565
5,746	Ventas Inc	316,777
3,680	Vornado Realty Trust	282,845
10,750	Weyerhaeuser Co	200,702

		4,582,591

Real Estate Management & Development — 0.0% #
6,488	CBRE Group Inc, Class A †	98,747

Thrifts & Mortgage Finance — 0.1%
10,341	Hudson City Bancorp Inc	64,631
7,070	People’s United Financial Inc	90,850

		155,481

Total Financials		30,612,018

See Notes to Financial Statements.

Shares		Value(a)

Health Care — 11.4%
Biotechnology — 1.2%
15,551	Amgen Inc	$998,530
4,762	Biogen Idec Inc †	524,058
8,703	Celgene Corp †	588,323
14,725	Gilead Sciences Inc †	602,694

		2,713,605

Health Care Equipment & Supplies — 1.7%
11,054	Baxter International Inc	546,952
4,212	Becton Dickinson and Co	314,721
29,044	Boston Scientific Corp †	155,095
4,462	CareFusion Corp †	113,379
9,457	Covidien PLC	425,660
1,681	CR Bard Inc	143,725
2,775	DENTSPLY International Inc	97,097
2,294	Edwards Lifesciences Corp †	162,186
780	Intuitive Surgical Inc †	361,148
20,689	Medtronic Inc	791,354
6,253	St Jude Medical Inc	214,478
6,376	Stryker Corp	316,951
2,206	Varian Medical Systems Inc †	148,089
3,575	Zimmer Holdings Inc †	190,976

		3,981,811

Health Care Providers & Services — 2.0%
7,102	Aetna Inc	299,633
5,064	AmerisourceBergen Corp	188,330
6,877	Cardinal Health Inc	279,275
5,695	Cigna Corp	239,190
2,828	Coventry Health Care Inc †	85,886
1,864	DaVita Inc †	141,310
9,537	Express Scripts Inc †	426,209
3,205	Humana Inc	280,790
2,020	Laboratory Corp of America Holdings †	173,659
4,814	McKesson Corp	375,059
7,694	Medco Health Solutions Inc †	430,095
1,724	Patterson Cos Inc	50,892
3,159	Quest Diagnostics Inc/DE	183,412
9,272	Tenet Healthcare Corp †	47,565
20,899	UnitedHealth Group Inc	1,059,161
6,819	WellPoint Inc	451,759

		4,712,225

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Technology — 0.1%
2,901	Cerner Corp †	$177,686

Life Sciences Tools & Services — 0.4%
6,929	Agilent Technologies Inc †	242,030
3,601	Life Technologies Corp †	140,115
2,494	PerkinElmer Inc	49,880
7,416	Thermo Fisher Scientific Inc †	333,498
1,823	Waters Corp †	134,993

		900,516

Pharmaceuticals — 6.0%
30,540	Abbott Laboratories	1,717,264
5,980	Allergan Inc/United States	524,685
33,220	Bristol-Myers Squibb Co	1,170,673
19,973	Eli Lilly & Co	830,078
5,479	Forest Laboratories Inc †	165,795
3,290	Hospira Inc †	99,917
53,537	Johnson & Johnson (c)	3,510,957
59,753	Merck & Co Inc	2,252,688
8,507	Mylan Inc/PA †	182,560
1,827	Perrigo Co	177,767
150,701	Pfizer Inc (c)	3,261,170
2,510	Watson Pharmaceuticals Inc †	151,453

		14,045,007

Total Health Care		26,530,850

Industrials — 10.3%
Aerospace & Defense — 2.5%
14,570	Boeing Co/The	1,068,709
6,981	General Dynamics Corp	463,608
2,494	Goodrich Corp	308,508
15,164	Honeywell International Inc	824,163
1,957	L-3 Communications Holdings Inc	130,493
5,201	Lockheed Martin Corp	420,761
5,214	Northrop Grumman Corp	304,915
2,826	Precision Castparts Corp	465,697
6,785	Raytheon Co	328,258
3,066	Rockwell Collins Inc	169,764
5,453	Textron Inc	100,826
17,763	United Technologies Corp	1,298,298

		5,884,000

See Notes to Financial Statements.

Shares		Value(a)

Industrials (Continued)
Air Freight & Logistics — 1.0%
3,291	CH Robinson Worldwide Inc	$229,646
4,232	Expeditors International of Washington Inc	173,343
6,218	FedEx Corp	519,265
18,918	United Parcel Service Inc, Class B	1,384,608

		2,306,862

Airlines — 0.1%
16,046	Southwest Airlines Co	137,354

Building Products — 0.0% #
7,014	Masco Corp	73,507

Commercial Services & Supplies — 0.4%
2,062	Avery Dennison Corp	59,138
2,161	Cintas Corp	75,224
3,638	Iron Mountain Inc	112,050
3,913	Pitney Bowes Inc	72,547
6,387	Republic Services Inc	175,962
3,681	RR Donnelley & Sons Co	53,117
1,718	Stericycle Inc †	133,867
9,024	Waste Management Inc	295,175

		977,080

Construction & Engineering — 0.2%
3,468	Fluor Corp	174,267
2,545	Jacobs Engineering Group Inc †	103,276
4,119	Quanta Services Inc †	88,724

		366,267

Electrical Equipment — 0.5%
3,099	Cooper Industries PLC	167,811
14,424	Emerson Electric Co	672,014
2,858	Rockwell Automation Inc	209,691
1,917	Roper Industries Inc	166,530

		1,216,046

Industrial Conglomerates — 2.5%
13,739	3M Co	1,122,889
11,168	Danaher Corp	525,343
206,974	General Electric Co (c)	3,706,904
9,057	Tyco International Ltd	423,052

		5,778,188

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 1.9%
12,676	Caterpillar Inc	$1,148,446
3,780	Cummins Inc	332,716
8,114	Deere & Co	627,618
3,712	Dover Corp	215,482
6,551	Eaton Corp	285,165
1,112	Flowserve Corp	110,444
9,472	Illinois Tool Works Inc	442,437
6,230	Ingersoll-Rand PLC	189,828
2,097	Joy Global Inc	157,212
7,022	PACCAR Inc	263,114
2,321	Pall Corp	132,645
2,961	Parker Hannifin Corp	225,776
1,140	Snap-on Inc	57,707
3,360	Stanley Black & Decker Inc	227,136
3,618	Xylem Inc/NY	92,946

		4,508,672

Professional Services — 0.1%
952	Dun & Bradstreet Corp/The	71,238
2,373	Equifax Inc	91,930
2,802	Robert Half International Inc	79,745

		242,913

Road & Rail — 0.9%
20,584	CSX Corp	433,499
6,589	Norfolk Southern Corp	480,074
1,127	Ryder System Inc	59,889
9,470	Union Pacific Corp	1,003,252

		1,976,714

Trading Companies & Distributors — 0.2%
5,889	Fastenal Co	256,819
1,213	WW Grainger Inc	227,062

		483,881

Total Industrials		23,951,484

Information Technology — 18.2%
Communications Equipment — 2.0%
105,392	Cisco Systems Inc	1,905,488
1,611	F5 Networks Inc †	170,959
2,270	Harris Corp	81,811

See Notes to Financial Statements.

Shares		Value(a)

Information Technology (Continued)
Communications Equipment (Continued)
5,030	JDS Uniphase Corp †	$52,513
10,637	Juniper Networks Inc †	217,101
5,220	Motorola Mobility Holdings Inc †	202,536
5,717	Motorola Solutions Inc	264,640
32,954	QUALCOMM Inc	1,802,584

		4,697,632

Computers & Peripherals — 4.4%
18,220	Apple Inc †	7,379,100
29,937	Dell Inc †	437,978
39,992	EMC Corp/Massachusetts †	861,428
38,953	Hewlett-Packard Co	1,003,429
1,533	Lexmark International Inc, Class A	50,696
7,030	NetApp Inc †	254,978
4,774	SanDisk Corp †	234,929
4,654	Western Digital Corp †	144,041

		10,366,579

Electronic Equipment & Instruments — 0.4%
3,249	Amphenol Corp, Class A	147,472
30,810	Corning Inc	399,914
3,058	FLIR Systems Inc	76,664
3,591	Jabil Circuit Inc	70,599
2,688	Molex Inc	64,136
8,321	TE Connectivity Ltd	256,370

		1,015,155

Information Technology Services — 3.7%
12,564	Accenture PLC, Class A	668,782
9,580	Automatic Data Processing Inc	517,416
5,922	Cognizant Technology Solutions Corp, Class A †	380,844
3,039	Computer Sciences Corp	72,024
4,946	Fidelity National Information Services Inc	131,514
2,825	Fiserv Inc †	165,940
23,106	International Business Machines Corp (c)	4,248,731
2,090	Mastercard Inc, Class A	779,194
6,432	Paychex Inc	193,667
5,414	SAIC Inc †	66,538
3,358	Teradata Corp †	162,897
3,178	Total System Services Inc	62,162
9,970	Visa Inc, Class A	1,012,254
12,527	Western Union Co/The	228,743

		8,690,706

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Internet Software & Services — 1.9%
3,679	Akamai Technologies Inc †	$118,758
22,524	eBay Inc †	683,153
4,952	Google Inc, Class A †	3,198,497
3,320	VeriSign Inc	118,590
24,315	Yahoo! Inc †	392,201

		4,511,199

Office Electronics — 0.1%
28,010	Xerox Corp	222,960

Semiconductors & Semiconductor Equipment — 2.3%
12,809	Advanced Micro Devices Inc †	69,169
6,466	Altera Corp	239,889
5,976	Analog Devices Inc	213,821
25,596	Applied Materials Inc	274,133
9,609	Broadcom Corp, Class A †	282,120
1,294	First Solar Inc †	43,685
99,827	Intel Corp	2,420,805
3,332	KLA-Tencor Corp	160,769
4,548	Linear Technology Corp	136,576
11,047	LSI Corp †	65,730
3,803	Microchip Technology Inc	139,304
20,037	Micron Technology Inc †	126,033
1,305	Novellus Systems Inc †	53,883
12,049	NVIDIA Corp †	166,999
3,608	Teradyne Inc †	49,177
22,401	Texas Instruments Inc	652,093
5,291	Xilinx Inc	169,630

		5,263,816

Software — 3.4%
9,856	Adobe Systems Inc †	278,629
4,566	Autodesk Inc †	138,487
3,503	BMC Software Inc †	114,828
7,554	CA Inc	152,704
3,757	Citrix Systems Inc †	228,125
6,671	Electronic Arts Inc †	137,423
5,827	Intuit Inc	306,442
146,777	Microsoft Corp (c)	3,810,331
77,140	Oracle Corp	1,978,641
3,852	Red Hat Inc †	159,049

See Notes to Financial Statements.

Shares		Value(a)

Information Technology (Continued)
Software (Continued)
2,704	Salesforce.com Inc †	$274,348
14,451	Symantec Corp †	226,158

		7,805,165

Total Information Technology		42,573,212

Materials — 3.4%
Chemicals — 2.2%
4,126	Air Products & Chemicals Inc	351,494
1,358	Airgas Inc	106,033
1,305	CF Industries Holdings Inc	189,199
23,169	Dow Chemical Co/The	666,341
2,802	Eastman Chemical Co	109,446
6,005	Ecolab Inc	347,149
18,113	EI du Pont de Nemours & Co	829,213
1,430	FMC Corp	123,037
1,585	International Flavors & Fragrances Inc	83,086
10,496	Monsanto Co	735,455
5,959	Mosaic Co/The	300,512
3,027	PPG Industries Inc	252,724
5,876	Praxair Inc	628,144
1,760	Sherwin-Williams Co/The	157,115
2,436	Sigma-Aldrich Corp	152,153

		5,031,101

Construction Materials — 0.0% #
2,533	Vulcan Materials Co	99,673

Containers & Packaging — 0.1%
3,264	Ball Corp	116,558
2,018	Bemis Co Inc	60,701
3,219	Owens-Illinois Inc †	62,384
3,781	Sealed Air Corp	65,071

		304,714

Metals & Mining — 0.9%
21,238	Alcoa Inc	183,709
2,122	Allegheny Technologies Inc	101,432
2,803	Cliffs Natural Resources Inc	174,767
18,583	Freeport-McMoRan Copper & Gold Inc	683,668
9,700	Newmont Mining Corp	582,097
6,316	Nucor Corp	249,924
1,843	Titanium Metals Corp	27,608
2,823	United States Steel Corp	74,697

		2,077,902

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Paper & Forest Products — 0.2%
8,723	International Paper Co	$258,201
3,406	MeadWestvaco Corp	102,009

		360,210

Total Materials		7,873,600

Telecommunication Services — 2.8%
Diversified Telecommunication Services — 2.7%
116,177	AT&T Inc	3,513,193
12,302	CenturyLink Inc	457,635
19,862	Frontier Communications Corp	102,289
55,502	Verizon Communications Inc	2,226,740
11,549	Windstream Corp	135,585

		6,435,442

Wireless Telecommunication Services — 0.1%
6,397	MetroPCS Communications Inc †	55,526
59,762	Sprint Nextel Corp †	139,843

		195,369

Total Telecommunication Services		6,630,811

Utilities — 3.7%
Electric Utilities — 2.0%
9,625	American Electric Power Co Inc	397,609
26,127	Duke Energy Corp	574,794
6,502	Edison International	269,183
3,528	Entergy Corp	257,720
12,998	Exelon Corp	563,723
8,346	FirstEnergy Corp	369,728
8,283	NextEra Energy Inc	504,269
3,530	Northeast Utilities	127,327
4,449	Pepco Holdings Inc	90,315
2,177	Pinnacle West Capital Corp	104,888
11,530	PPL Corp	339,213
5,879	Progress Energy Inc	329,341
16,897	Southern Co/The	782,162

		4,710,272

Gas Utilities — 0.1%
2,335	AGL Resources Inc	98,677
2,066	ONEOK Inc	179,101

		277,778

See Notes to Financial Statements.

Shares		Value(a)

Utilities (Continued)
Independent Power Producers & Energy Traders — 0.2%
13,116	AES Corp/The †	$155,294
4,017	Constellation Energy Group Inc	159,354
4,508	NRG Energy Inc †	81,685

		396,333

Multi-Utilities — 1.4%
4,823	Ameren Corp	159,786
8,499	CenterPoint Energy Inc	170,745
5,025	CMS Energy Corp	110,952
5,845	Consolidated Edison Inc	362,565
11,167	Dominion Resources Inc/VA	592,744
3,379	DTE Energy Co	183,987
1,527	Integrys Energy Group Inc	82,733
5,600	NiSource Inc	133,336
8,027	PG&E Corp	330,873
10,096	Public Service Enterprise Group Inc	333,269
2,262	SCANA Corp	101,926
4,780	Sempra Energy	262,900
4,230	TECO Energy Inc	80,962
4,664	Wisconsin Energy Corp	163,053
9,670	Xcel Energy Inc	267,279

		3,337,110

Total Utilities		8,721,493

TOTAL COMMON STOCKS
(Cost $99,838,938)		224,140,951

PREFERRED STOCK— 0.0% #
(Cost $242)
Specialty Retail — 0.0% #
38	Orchard Supply Hardware Stores Corp (b)(f)	55

INVESTMENT COMPANY — 4.6%
(Cost $10,790,147)
10,790,147	State Street Institutional Government Money Market Fund	10,790,147

See Notes to Financial Statements.

Munder Index 500 Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Principal Amount		Value(a)

U.S. TREASURY OBLIGATIONS— 1.5%
(Cost $3,499,968)
$3,500,000	0.027% due 01/12/2012 (c),(e)	$3,499,990

TOTAL INVESTMENTS
(Cost $114,129,295)	102.1%	238,431,143
OTHER ASSETS AND LIABILITIES (Net)	(2.1)	(4,998,363)

NET ASSETS	100.0%	$233,432,780

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(d)	Affiliated company security (See Notes to Financial Statements, Notes 3 and 7).

(e)	Rate represents annualized yield at date of purchase.

(f)	Security valued at fair value as of December 31, 2011, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2011, these securities represent $110, less than 0.05% of net assets.

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
See accompanying schedule:
Securities of unaffiliated companies (cost—$114,032,312)	$238,330,652
Securities of affiliated company (cost—$96,983)	100,491

Total Investments	238,431,143
Dividends and interest receivable	344,009
Receivable for investment securities sold	38,679
Receivable for Fund shares sold	374,174
Prepaid expenses and other assets	43,256

Total Assets	239,231,261

LIABILITIES:
Payable for Fund shares redeemed	5,411,591
Trustees’ fees and expenses payable	181,406
Variation margin payable on open futures contracts	51,570
Transfer agency/record keeping fees payable	45,351
Distribution and shareholder servicing fees payable—Class A, B and R Shares	31,623
Administration fees payable	28,286
Custody fees payable	11,041
Shareholder servicing fees payable—Class K Shares	3,338
Investment advisory fees payable	1,219
Dividends payable	23
Accrued expenses and other payables	33,033

Total Liabilities	5,798,481

NET ASSETS	$233,432,780

Investments, at cost	$114,129,295

See Notes to Financial Statements.

NET ASSETS consist of:
Distributions in excess of net investment income	$(216,787)
Accumulated net realized gain on investments sold	4,877,227
Net unrealized appreciation of investments and futures contracts	124,453,590
Paid-in capital	104,318,750

$233,432,780

NET ASSETS:
Class Y Shares	$13,045,621

Class A Shares	$190,584,298

Class B Shares	$7,684,467

Class K Shares	$13,177,664

Class R Shares	$8,940,730

SHARES OUTSTANDING:
Class Y Shares	747,804

Class A Shares	10,956,629

Class B Shares	441,610

Class K Shares	758,299

Class R Shares	514,327

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.45

CLASS A SHARES:
Net asset value and redemption price per share	$17.39

Maximum sales charge	2.50%
Maximum offering price per share	$17.84

CLASS B SHARES:
Net asset value and offering price per share*	$17.40

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.38

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$17.38

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$2,165
Dividends on securities of unaffiliated companies	2,716,951
Dividends on securities of affiliated company	883

Total Investment Income	2,719,999

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	256,616
Class B Shares	44,226
Class R Shares	21,903
Shareholder servicing fees:
Class K Shares	18,257
Investment advisory fees	248,765
Administration fees	176,617
Transfer agency/record keeping fees	137,560
Custody fees	67,258
Registration and filing fees	37,352
Trustees’ fees and expenses	26,050
Legal and audit fees	25,859
Other	68,220

Total Expenses	1,128,683
Fees waived by distributor	(124,758)

Net Expenses	1,003,925

NET INVESTMENT INCOME	1,716,074

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	19,388,501
Security transactions of affiliated company	(10)
Futures contracts	393,120
Net change in unrealized appreciation/(depreciation) of:
Securities	(33,427,024)
Futures contracts	(261,458)

Net realized and unrealized loss on investments	(13,906,871)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,190,797)

See Notes to Financial Statements.

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$1,716,074	$3,599,397
Net realized gain from security transactions and futures contracts	19,781,611	32,610,354
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(33,688,482)	41,206,945

Net increase/(decrease) in net assets resulting from operations	(12,190,797)	77,416,696
Dividends to shareholders from net investment income:
Class Y Shares	(125,185)	(248,041)
Class A Shares	(1,552,899)	(2,812,587)
Class B Shares	(49,382)	(126,671)
Class K Shares	(101,597)	(335,663)
Class R Shares	(54,431)	(70,127)
Distributions to shareholders from net realized gains:
Class Y Shares	(1,928,128)	(2,378,268)
Class A Shares	(24,011,378)	(24,844,668)
Class B Shares	(960,180)	(1,638,688)
Class K Shares	(1,648,028)	(3,337,676)
Class R Shares	(1,099,103)	(853,007)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,504,591	(9,481,862)
Class A Shares	(5,121,787)	(1,030,014)
Class B Shares	(2,325,868)	(7,376,669)
Class K Shares	(1,316,124)	(20,119,531)
Class R Shares	2,163,445	824,428
Short-term trading fees	—	56

Net increase/(decrease) in net assets	(48,816,851)	3,587,708
NET ASSETS:
Beginning of period	282,249,631	278,661,923

End of period	$233,432,780	$282,249,631

Distributions in excess of net investment income	$(216,787)	$(49,367)

See Notes to Financial Statements.

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$2,594,385	$4,454,028
Issued as reinvestment of dividends and distributions	1,984,263	2,454,648
Redeemed	(3,074,057)	(16,390,538)

Net increase/(decrease)	$1,504,591	$(9,481,862)

Class A Shares:
Sold *	$15,620,282	$29,627,406
Issued as reinvestment of dividends and distributions	21,557,115	22,417,095
Redeemed	(42,299,184)	(53,074,515)

Net decrease	$(5,121,787)	$(1,030,014)

Class B Shares:
Sold	$166,902	$404,304
Issued as reinvestment of dividends and distributions	818,730	1,413,662
Redeemed *	(3,311,500)	(9,194,635)

Net decrease	$(2,325,868)	$(7,376,669)

Class K Shares:
Sold	$1,086,100	$3,055,008
Issued as reinvestment of dividends and distributions	1,681,969	3,605,901
Redeemed	(4,084,193)	(26,780,440)

Net decrease	$(1,316,124)	$(20,119,531)

Class R Shares:
Sold	$3,023,877	$2,688,765
Issued as reinvestment of dividends and distributions	1,153,534	923,134
Redeemed	(2,013,966)	(2,787,471)

Net increase	$2,163,445	$824,428

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	131,595	203,888
Issued as reinvestment of dividends and distributions	114,377	122,765
Redeemed	(173,968)	(801,706)

Net increase/(decrease)	72,004	(475,053)

Class A Shares:
Sold*	831,043	1,446,900
Issued as reinvestment of dividends and distributions	1,246,009	1,123,526
Redeemed	(2,185,559)	(2,586,823)

Net decrease	(108,507)	(16,397)

Class B Shares:
Sold	9,484	20,047
Issued as reinvestment of dividends and distributions	47,307	70,907
Redeemed*	(168,904)	(450,161)

Net decrease	(112,113)	(359,207)

Class K Shares:
Sold	55,791	147,615
Issued as reinvestment of dividends and distributions	97,273	180,969
Redeemed	(210,379)	(1,300,915)

Net decrease	(57,315)	(972,331)

Class R Shares:
Sold	153,870	130,929
Issued as reinvestment of dividends and distributions	66,734	46,317
Redeemed	(105,354)	(134,564)

Net increase	115,250	42,682

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/ 07(b)
Net asset value, beginning of period	$20.94		$18.27	$16.76	$25.43	$31.30	$26.47

Income/(loss) from investment operations:
Net investment income	0.15		0.28	0.27	0.37	0.49	0.48
Net realized and unrealized gain/(loss) on investments	(1.00)		5.05	2.18	(6.66)	(4.50)	4.83

Total from investment operations	(0.85)		5.33	2.45	(6.29)	(4.01)	5.31

Less distributions:
Dividends from net investment income	(0.17)		(0.29)	(0.28)	(0.38)	(0.50)	(0.48)
Distributions from net realized gains	(2.47)		(2.37)	(0.66)	(2.00)	(1.36)	—

Total distributions	(2.64)		(2.66)	(0.94)	(2.38)	(1.86)	(0.48)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$17.45		$20.94	$18.27	$16.76	$25.43	$31.30

Total return(d)	(3.98)%		29.99%	14.18%	(26.47)%	(13.49)%	20.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,046		$14,154	$21,021	$27,609	$63,337	$79,529
Ratio of operating expenses to average net assets	0.63	%(e)	0.61%	0.57%	0.55%	0.39%	0.39%
Ratio of net investment income to average net assets	1.54	%(e)	1.38%	1.41%	2.00%	1.70%	1.59%
Portfolio turnover rate	2%		5%	5%	6%	3%	3%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.63	%(e)	0.61%	0.57%	0.55%	0.39%	0.39%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991 and December 9,1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
$20.89		$18.22	$16.72	$25.38	$31.24	$26.42

0.14		0.25	0.25	0.34	0.42	0.40
(1.02)		5.05	2.16	(6.64)	(4.48)	4.82

(0.88)		5.30	2.41	(6.30)	(4.06)	5.22

(0.15)		(0.26)	(0.25)	(0.36)	(0.44)	(0.40)
(2.47)		(2.37)	(0.66)	(2.00)	(1.36)	—

(2.62)		(2.63)	(0.91)	(2.36)	(1.80)	(0.40)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$17.39		$20.89	$18.22	$16.72	$25.38	$31.24

(4.06)%		29.88%	13.98%	(26.59)%	(13.68)%	19.86%

$190,584		$231,167	$201,950	$196,811	$317,990	$460,012
0.78	%(e)	0.76%	0.72%	0.71%	0.60%	0.64%
1.39	%(e)	1.23%	1.26%	1.87%	1.46%	1.34%
2%		5%	5%	6%	3%	3%
0.88	%(e)	0.86%	0.82%	0.81%	0.64%	0.64%

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$20.90		$18.23	$16.73	$25.39	$31.25	$26.43

Income/(loss) from investment operations:
Net investment income	0.10		0.18	0.18	0.28	0.35	0.30
Net realized and unrealized gain/(loss) on investments	(1.01)		5.05	2.16	(6.64)	(4.49)	4.85

Total from investment operations	(0.91)		5.23	2.34	(6.36)	(4.14)	5.15

Less distributions:
Dividends from net investment income	(0.12)		(0.19)	(0.18)	(0.30)	(0.36)	(0.33)
Distributions from net realized gains	(2.47)		(2.37)	(0.66)	(2.00)	(1.36)	—

Total distributions	(2.59)		(2.56)	(0.84)	(2.30)	(1.72)	(0.33)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$17.40		$20.90	$18.23	$16.73	$25.39	$31.25

Total return(d)	(4.24)%		29.42%	13.58%	(26.83)%	(13.91)%	19.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$7,684		$11,571	$16,642	$24,338	$49,290	$69,120
Ratio of operating expenses to average net assets	1.13	%(e)	1.11%	1.07%	1.05%	0.89%	0.89%
Ratio of net investment income to average net assets	1.02	%(e)	0.89%	0.91%	1.52%	1.19%	1.08%
Portfolio turnover rate	2%		5%	5%	6%	3%	3%
Ratio of operating expenses to average net assets without expense reimbursements	1.63	%(e)	1.61%	1.57%	1.55%	1.39%	1.39%

(a)	Class B Shares and Class K Shares of the Fund commenced operations on October 31, 1995 and December 7, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

K Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
$20.87		$18.21	$16.71	$25.37	$31.22	$26.41

0.12		0.23	0.23	0.33	0.42	0.39
(1.00)		5.04	2.16	(6.65)	(4.48)	4.82

(0.88)		5.27	2.39	(6.32)	(4.06)	5.21

(0.14)		(0.24)	(0.23)	(0.34)	(0.43)	(0.40)
(2.47)		(2.37)	(0.66)	(2.00)	(1.36)	—

(2.61)		(2.61)	(0.89)	(2.34)	(1.79)	(0.40)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$17.38		$20.87	$18.21	$16.71	$25.37	$31.22

(4.12)%		29.71%	13.88%	(26.67)%	(13.67)%	19.83%

$13,178		$17,025	$32,558	$49,686	$122,021	$207,857
0.88	%(e)	0.86%	0.82%	0.79%	0.64%	0.64%
1.27	%(e)	1.15%	1.17%	1.76%	1.44%	1.34%
2%		5%	5%	6%	3%	3%
0.88	%(e)	0.86%	0.82%	0.79%	0.64%	0.64%

See Notes to Financial Statements.

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	R Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$20.88		$18.21	$16.71	$25.38	$31.24	$26.42

Income/(loss) from investment operations:
Net investment income	0.10		0.18	0.18	0.27	0.34	0.33
Net realized and unrealized gain/(loss) on investments	(1.01)		5.05	2.16	(6.64)	(4.48)	4.82

Total from investment operations	(0.91)		5.23	2.34	(6.37)	(4.14)	5.15

Less distributions:
Dividends from net investment income	(0.12)		(0.19)	(0.18)	(0.30)	(0.36)	(0.33)
Distributions from net realized gains	(2.47)		(2.37)	(0.66)	(2.00)	(1.36)	—

Total distributions	(2.59)		(2.56)	(0.84)	(2.30)	(1.72)	(0.33)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$17.38		$20.88	$18.21	$16.71	$25.38	$31.24

Total return(d)	(4.24)%		29.45%	13.59%	(26.89)%	(13.92)%	19.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,941		$8,332	$6,492	$6,231	$7,026	$2,649
Ratio of operating expenses to average net assets	1.13	%(e)	1.11%	1.07%	1.06%	0.88%	0.88%
Ratio of net investment income to average net assets	1.05	%(e)	0.88%	0.91%	1.50%	1.21%	1.10%
Portfolio turnover rate	2%		5%	5%	6%	3%	3%
Ratio of operating expenses to average net assets without expense reimbursements	1.13	%(e)	1.11%	1.07%	1.06%	0.88%	0.88%

(a)	Class R Shares of the Fund commenced operations on July 29, 2004.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide performance and income that is comparable to the S&P 500® Index, a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$238,431,033	$151,742
Level 2 — Other Significant Observable Inputs	110	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$238,431,143	$151,742

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses,

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% on the first $250 million of its average daily net assets; 0.12% on the next $250 million; and 0.07% on average daily net assets exceeding $500 million. During the year ended June 30, 2011, the Fund paid an annual effective rate of 0.1984% for advisory services. Pursuant to an investment sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.12% on the first $10 million of the Fund’s average daily net assets; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on average daily net assets exceeding $200 million.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $176,617 before payment of sub-administration fees and $119,314 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1409% for administrative services.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2011, Comerica Bank was paid $513 for its administrative, record keeping and other related services provided to the Fund.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan,

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor (“Distributor”).

During the period ended December 31, 2011, the Distributor voluntarily waived a portion of its 12b-1 fees for Class A and Class B Shares of the Fund, amounting to $102,645 and $22,113, respectively. These waivers are collectively reflected as fees waived by distributor in the accompanying Statement of Operations.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2011, the Fund paid $113 to Comerica Securities and $662 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, B, K and R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $4,593,784 and $47,436,800, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $132,531,880, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,230,032 and net appreciation for financial reporting purposes was $124,301,848. At December 31, 2011, aggregate cost for financial reporting purposes was $114,129,295.

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2011 is as follows:

Derivatives	Liability Derivatives	Fair Value
Equity Contracts (Futures)	Balance Sheet Location:	$151,742	*
	Net Assets —Net Unrealized Appreciation

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses current day’s variation margin.

For the period ended December 31, 2011, the Fund had the following derivative activity:

Derivative	Net Realized Gain Recognized in Income	Net Change in Unrealized Appreciation/(Depreciation) Recognized in Income
Equity Contracts (Futures)	$393,120	$(261,458)

At December 31, 2011, the Fund had the following open financial futures contracts*:

	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
S&P 500® Index, March 2012	214	$13,251,078	$13,402,820	$151,742

*	Volume of derivatives held at year end is indicative of the approximate volume held during the year.

7.	Affiliated Company Securities

The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended December 31, 2011, the Fund held the following securities of a company that could be deemed to be an affiliated company:

		Purchased		Sold
Company	Value at 6/30/11	Cost	Shares	Proceeds	Shares	Value at 12/31/11	Dividend Income	Realized Loss
Comerica Incorporated	$148,824	$18,091	554	$28,227	964	$100,491	$883	$10

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

8.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $1,659.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from non-taxable dividend adjustments to income and fair fund settlements were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$(42,858)	$131,438	$(88,580)

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
June 30, 2011	$4,453,855	$32,191,541	$36,645,396
June 30, 2010	4,671,473	10,491,621	15,163,094

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation	Total
$874,763	$18,151,905	$153,927,912	$172,954,580

The differences between book and tax distributable earnings were primarily due to wash sales, mark-to-market adjustments of futures contracts, real estate investment trust basis adjustments, deferred trustees’ fees and return of capital basis adjustments.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of World’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer

and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.

255 East Brown Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNINDEX 1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Integrity Mid-Cap Value Fund

Class Y & A Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Statement of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
15	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Daniel Bandi, Daniel DeMonica, Adam Friedman, Joe Gilbert and Bryan Tinsley

The Russell Midcap® Value Index posted a -7.56% return for the July 1 through December 31, 2011 time period. While the Index earned a strong 13.37% return from October 1 through December 31, that was not sufficient to offset its -18.46% return for the July 1 through September 30 time period. The Fund’s return for the six months from its inception on July 1, 2011 through December 31, 2011 was -7.39%, slightly ahead of the -7.56% return for its Russell benchmark, and significantly ahead of the -9.74% median return for the Lipper universe of mid-cap value mutual funds.

The sectors of the Fund showing relative strength for the six-month time period included industrials, financials and consumer staples. The strength of these sectors offset the relative weakness of the holdings in the Fund’s utilities, information technology and materials sectors.

An overweight of NRG Energy, Inc. (1.3% of the Fund) was the primary detractor from the relative performance of the Fund’s utilities sector. Overweights of Fairchild Semiconductor International, Inc. (0.8%) and International Rectifier Corp. (0.5%) and positions in Avago Technologies Ltd. (0.6%) and Integrated Device Technology, Inc., which was eliminated from the Fund in September, held back returns in the Fund’s information technology sector. All four companies are involved in the semiconductor segment of the technology market. Positions in RTI International Metals, Inc. (0.6%), Albermarle Corp. (0.7%) and PolyOne Corp. (0.7%) held back returns in the Fund’s materials sector. RTI International Metals is a producer and supplier of titanium mill products, while both Albermarle and PolyOne are specialty chemical companies.

Turning to the positive side of the ledger, the relative strength of the Fund’s industrials sector was largely due to positions in Woodward, Inc. (0.7%), Old Dominion Freight Line, Inc. (1.2%) and Hexcel Corp. (0.9%) and an overweight of Kansas City Southern (1.0%). Woodward is focused on control systems and components for aircraft and industrial engines and turbines. Old Dominion is a trucking firm offering less-than-truckload shipping services. Hexcel produces composites for the aerospace and defense industries, while Kansas City Southern has domestic and international rail operations in North America.

Overweights of two insurance companies, Arch Capital Group Ltd. (1.7%) and American Financial Group, Inc. (1.6%), were the top contributors to relative strength in the Fund’s financials sector. Arch Capital Group offers reinsurance, while American Financial Group focuses on property and casualty insurance. In the Fund’s consumer staples sector, positions in TreeHouse Foods, Inc. (1.0%) and The Hain Celestial Group, Inc. (0.9%), and an overweight of Smithfield Foods, Inc. (1.3%) were largely responsible for relative strength. TreeHouse Foods manufactures and distributes food products, with customers that include Wal-Mart, Kroger and McDonald’s. The Hain Celestial Group manufactures and distributes natural and organic products, and Smithfield Foods produces and markets a range of fresh meat and packaged meat products.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies (approximately 800 of the smallest securities in the Russell 1000® Index, which includes approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$926.11	$6.05	1.25%

Class A	$1,000.00	$924.92	$7.26	1.50%

Hypothetical

Class Y	$1,000.00	$1,018.85	$6.34	1.25%

Class A	$1,000.00	$1,017.60	$7.61	1.50%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.9%
Consumer Discretionary — 10.4%
Hotels, Restaurants & Leisure — 3.8%
42	Darden Restaurants Inc	$1,914
154	MGM Resorts International †	1,606
38	Penn National Gaming Inc †	1,447
60	Wyndham Worldwide Corp	2,270

		7,237

Household Durables — 1.6%
170	DR Horton Inc	2,144
25	Harman International Industries Inc	951

		3,095

Media — 0.9%
134	Gannett Co Inc	1,792

Multiline Retail — 1.9%
51	JC Penney Co Inc	1,793
59	Macy’s Inc	1,898

		3,691

Specialty Retail — 2.2%
31	Childrens Place Retail Stores Inc/The †	1,647
80	Collective Brands Inc †	1,149
80	Gap Inc/The	1,484

		4,280

Total Consumer Discretionary		20,095

Consumer Staples — 6.5%
Beverages — 1.3%
63	Dr Pepper Snapple Group Inc	2,487

Food Products — 4.3%
49	Hain Celestial Group Inc/The †	1,796
26	JM Smucker Co/The	2,033
100	Smithfield Foods Inc †	2,428
30	TreeHouse Foods Inc †	1,961

		8,218

Tobacco — 0.9%
16	Lorillard Inc	1,824

Total Consumer Staples		12,529

See Notes to Financial Statements.

1

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 7.1%
Energy Equipment & Services — 1.3%
39	Complete Production Services Inc †	$1,309
72	Key Energy Services Inc †	1,114

		2,423

Oil, Gas & Consumable Fuels — 5.8%
32	Berry Petroleum Co, Class A	1,345
24	Continental Resources Inc/OK †	1,601
31	Energen Corp	1,550
51	Gulfport Energy Corp †	1,502
15	Noble Energy Inc	1,416
69	Spectra Energy Corp	2,122
37	Whiting Petroleum Corp †	1,727

		11,263

Total Energy		13,686

Financials — 28.3%
Capital Markets — 3.3%
18	Affiliated Managers Group Inc †	1,727
50	Ameriprise Financial Inc	2,482
111	Invesco Ltd	2,230

		6,439

Commercial Banks — 7.8%
77	Comerica Inc	1,987
220	Fifth Third Bancorp	2,798
290	First Horizon National Corp	2,320
65	Hancock Holding Co	2,078
399	KeyCorp	3,068
75	SunTrust Banks Inc	1,328
85	Zions Bancorporation	1,384

		14,963

Insurance — 8.3%
84	American Financial Group Inc/OH	3,099
89	Arch Capital Group Ltd †	3,313
55	Arthur J Gallagher & Co	1,839
88	Lincoln National Corp	1,709
108	Unum Group	2,275

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Insurance (Continued)
51	WR Berkley Corp	$1,754
101	XL Group Plc	1,997

		15,986

Real Estate Investment Trusts (REITs) — 8.0%
154	DDR Corp	1,874
258	DiamondRock Hospitality Co	2,487
134	General Growth Properties Inc	2,013
69	HCP Inc	2,859
42	Highwoods Properties Inc	1,246
55	ProLogis Inc	1,573
84	UDR Inc	2,108
46	Washington Real Estate Investment Trust	1,258

		15,418

Thrifts & Mortgage Finance — 0.9%
76	BankUnited Inc	1,671

Total Financials		54,477

Health Care — 8.4%
Health Care Equipment & Supplies — 1.0%
27	Cooper Cos Inc/The	1,904

Health Care Providers & Services — 5.4%
47	Cigna Corp	1,974
76	Health Net Inc †	2,312
102	HealthSouth Corp †	1,802
34	Humana Inc	2,979
40	LifePoint Hospitals Inc †	1,486

		10,553

Pharmaceuticals — 2.0%
64	Forest Laboratories Inc †	1,937
31	Watson Pharmaceuticals Inc †	1,870

		3,807

Total Health Care		16,264

Industrials — 11.5%
Aerospace & Defense — 3.5%
60	BE Aerospace Inc †	2,323
72	Hexcel Corp †	1,743

See Notes to Financial Statements.

3

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Aerospace & Defense (Continued)
131	Spirit Aerosystems Holdings Inc, Class A †	$2,722

		6,788

Building Products — 1.1%
72	Owens Corning †	2,068

Machinery — 3.8%
48	ITT Corp	928
18	Joy Global Inc	1,349
18	Parker Hannifin Corp	1,373
34	Stanley Black & Decker Inc	2,298
35	Woodward Inc	1,433

		7,381

Marine — 0.9%
25	Kirby Corp †	1,646

Road & Rail — 2.2%
27	Kansas City Southern †	1,836
58	Old Dominion Freight Line Inc †	2,351

		4,187

Total Industrials		22,070

Information Technology — 11.0%
Computers & Peripherals — 1.0%
115	Seagate Technology PLC	1,886

Electronic Equipment & Instruments — 2.9%
138	Ingram Micro Inc, Class A †	2,510
67	Plexus Corp †	1,834
140	Vishay Intertechnology Inc †	1,259

		5,603

Office Electronics — 1.0%
252	Xerox Corp	2,006

Semiconductors & Semiconductor Equipment — 2.4%
40	Avago Technologies Ltd	1,155
127	Fairchild Semiconductor International Inc †	1,529
52	International Rectifier Corp †	1,010
70	Teradyne Inc †	954

		4,648

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Software — 3.7%
235	Compuware Corp †	$1,955
53	JDA Software Group Inc †	1,717
88	Parametric Technology Corp †	1,607
94	Quest Software Inc †	1,748

		7,027

Total Information Technology		21,170

Materials — 4.4%
Chemicals — 2.2%
28	Albemarle Corp	1,442
17	FMC Corp	1,463
117	PolyOne Corp	1,351

		4,256

Metals & Mining — 2.2%
27	Carpenter Technology Corp	1,390
53	RTI International Metals Inc †	1,230
126	Steel Dynamics Inc	1,657

		4,277

Total Materials		8,533

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
170	Windstream Corp	1,996

Utilities — 11.3%
Electric Utilities — 8.6%
39	Cleco Corp	1,486
84	Edison International	3,478
85	Great Plains Energy Inc	1,851
97	Northeast Utilities	3,499
191	NV Energy Inc	3,123
103	PPL Corp	3,030

		16,467

Gas Utilities — 1.4%
94	UGI Corp	2,763

See Notes to Financial Statements.

5

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Independent Power Producers & Energy Traders — 1.3%
142	NRG Energy Inc †	$2,573

Total Utilities		21,803

TOTAL COMMON STOCKS
(Cost $198,564)		192,623

INVESTMENT COMPANY — 1.3%
(Cost $2,413)
Multi-Industry — 1.3%
2,413	State Street Institutional Government Money Market Fund	2,413

TOTAL INVESTMENTS
(Cost $200,977)	101.2%	195,036
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(2,231)

NET ASSETS	100.0%	$192,805

†	Non-income producing security.
(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Integrity Mid-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$195,036
Dividends and interest receivable	332
Receivable from Advisor	53,237
Prepaid expenses and other assets	2,656

Total Assets	251,261

LIABILITIES:
Trustees’ fees and expenses payable	16,920
Custody fees payable	11,933
Administration fees payable	5,420
Transfer agency/record keeping fees payable	972
Investment advisory fees payable	121
Distribution and shareholder servicing fees payable — Class A Shares	21
Accrued expenses and other payables	23,069

Total Liabilities	58,456

NET ASSETS	$192,805

Investments, at cost	$200,977

See Notes to Financial Statements.

8

NET ASSETS consist of:
Net distributions in excess of net investment income	$(60)
Accumulated net realized loss on investments sold	(9,229)
Net unrealized depreciation of investments	(5,941)
Paid-in capital	208,035

$192,805

NET ASSETS:
Class Y Shares	$92,600

Class A Shares	$100,205

SHARES OUTSTANDING:
Class Y Shares	10,023

Class A Shares	10,845

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.24

CLASS A SHARES:
Net asset value and redemption price per share	$9.24

Maximum sales charge	5.50%
Maximum offering price per share	$9.78

See Notes to Financial Statements.

9

Munder Integrity Mid-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$3
Dividends	1,496

Total Investment Income	1,499

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	115
Trustees’ fees and expenses	33,432
Administration fees	32,174
Custody fees	22,652
Legal and audit fees	21,979
Registration and filing fees	17,596
Transfer agency/record keeping fees	1,010
Investment advisory fees	682
Other	23,943

Total Expenses	153,583
Expenses reimbursed by Advisor	(152,332)

Net Expenses	1,251

NET INVESTMENT INCOME	248

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(9,229)
Net change in unrealized appreciation/(depreciation) of securities	(5,941)

Net realized and unrealized loss on investments	(15,170)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,922)

See Notes to Financial Statements.

10

Munder Integrity Mid-Cap Value Fund

Statement of Changes in Net Assets

Period Ended December 31, 2011 (Unaudited)*
Net investment income	$248
Net realized loss from security transactions	(9,229)
Net change in net unrealized appreciation/(depreciation) of securities	(5,941)

Net decrease in net assets resulting from operations	(14,922)
Dividends to shareholders from net investment income:
Class Y Shares	(209)
Class A Shares	(99)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	100,209
Class A Shares	107,826

Net increase in net assets	192,805
NET ASSETS:
Beginning of period	—

End of period	$192,805

Net distributions in excess of net investment income	$(60)

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

11

Munder Integrity Mid-Cap Value Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended December 31, 2011 (Unaudited)*
Amount
Class Y Shares:
Sold	$100,000
Issued as reinvestment of dividends	209

Net increase	$100,209

Class A Shares:
Sold	$107,727
Issued as reinvestment of dividends	99

Net increase	$107,826

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

12

Period Ended December 31, 2011 (Unaudited)*
Shares
Class Y Shares:
Sold	10,000
Issued as reinvestment of dividends	23

Net increase	10,023

Class A Shares:
Sold	10,834
Issued as reinvestment of dividends	11

Net increase	10,845

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

13

Munder Integrity Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares		A Shares
	Period Ended 12/31/11(b) (Unaudited)		Period Ended 12/31/11(b) (Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income/(loss) from investment operations:
Net investment income	0.02		0.01
Net realized and unrealized loss on investments	(0.76)		(0.76)

Total from investment operations	(0.74)		(0.75)

Less distributions:
Dividends from net investment income	(0.02)		(0.01)

Total distributions	(0.02)		(0.01)

Net asset value, end of period	$9.24		$9.24

Total return(c)	(7.39)%		(7.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$93		$100
Ratio of operating expenses to average net assets	1.25	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.39	%(d)	0.16	%(d)
Portfolio turnover rate	46%		46%
Ratio of operating expenses to average net assets without expense reimbursements	168.86	%(d)	169.02	%(d)

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Annualized.

See Notes to Financial Statements.

14

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Integrity Mid-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares— Class A and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

15

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$195,036
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$195,036

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

16

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is subject to examination by U.S. federal and state tax authorities for all periods presented.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual

17

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

rate of 0.75% on the first $500 million of its average daily net assets; and 0.70% on average daily net assets exceeding $500 million. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.75% for advisory services.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.50% and 1.25% for Class A and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $152,332, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2011, the total amount eligible for repayment to the Advisor was $152,332. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

18

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $32,174 before payment of sub-administration fees and $20,779 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 35.4% before expense reimbursements and 0.0% after expense reimbursements for administrative services.

As of December 31, 2011, the Advisor held of record 96% of the outstanding shares of the Fund.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for

19

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rate payable under the Plan for Class A Shares is 0.25% of average daily net assets.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $293,671 and $85,877, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,570, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $13,511 and net depreciation for financial reporting purposes was $5,941. At December 31, 2011, aggregate cost for financial reporting purposes was $200,977.

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $1.

20

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. Integrity votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

10.	Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2012, and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting held on February 15, 2011, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) unanimously voted to approve a Combined Investment

21

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund and to approve Integrity to serve as sub-advisor to the Fund pursuant to the terms of an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”).

In determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement for the Fund, the Board requested, and received from the Advisor and Integrity, information that the Board believed to be reasonably necessary to reach its conclusions regarding approval of the Advisory Agreement and the Sub-Advisory Agreement, including the information described below. The Board and counsel to the Non-Interested Trustees had an opportunity to review such information in advance of the meeting. In addition, at the meeting, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. This information included materials that presented detailed information from each of the Advisor and Integrity, which had been provided in response to the Board’s request.

The Board considered the information presented in light of the fact that the Fund was to be newly created and, therefore, had no performance or operating history to evaluate in considering the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. Therefore, in evaluating each of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees conducted a review that was specifically focused upon the approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund and all of the services proposed to be provided thereunder. The Advisor and MST already were parties to the Advisory Agreement with respect to all of the then existing Munder Funds, as last approved by the Board at meetings held on May 17-18, 2010 and, therefore, the Trustees relied upon their general knowledge, resulting from their meetings throughout the year, regarding the Advisor and the services it provides to the existing Munder Funds as well as detailed information in connection with the Board’s most recent annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds. In addition, the Trustees carefully considered information about Integrity, which was provided to the Board at a Board meeting held on November 16, 2010 as well as new and/or additional information about the Advisor and Integrity and their proposed services for the Fund, which was provided to the Board in connection with the February 15, 2011 meeting.

In approving each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds,

22

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

and the Non-Interested Trustees were separately advised by their independent legal counsel, with respect to the specific information presented for their consideration as well as their deliberations regarding the approval of each of the Advisory Agreement and the Sub-Advisory Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact or issue that the Board took into consideration regarding the approval of the Advisory Agreement or the Sub-Advisory Agreement.

The Board reviewed a variety of factors and considered a significant amount of information as part of its robust evaluation process. The determinations to approve the Advisory Agreement and the Sub-Advisory Agreement were made on the basis of each Trustee’s business judgment after consideration of all the information presented to the Board. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by each of the Advisor and Integrity to the Fund under the Agreements: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 17-18, 2010 meeting at which the Board approved the continuation of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualification of management of the Advisor; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement.

In considering the nature, extent and quality of the services proposed to be provided by Integrity to the Fund, the Board considered the general experience, business, operations and financial condition of Integrity. In connection with these considerations, the Board was presented with detailed information concerning the organizational structure of Integrity and recent changes within Integrity’s organization (including the acquisition of Integrity by the Advisor in December 2010). The Board also considered the qualifications of management of Integrity and of the persons proposed to provide portfolio management services to the Fund, and the terms of the Sub-Advisory Agreement.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board supported approval of each of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund and Integrity: The Board considered the fact that the Fund was newly created and, therefore, had no

23

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by Integrity in managing the Fund, and the capability and capacity of Integrity to manage the Fund. Based on these considerations, the Board concluded that these factors should not preclude approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and Integrity and their affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created and, therefore, no profitability information or analysis was available for consideration by the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor (from the Fund) and to be paid to Integrity by the Advisor (under the Sub-Advisory Agreement) arising out of their relationships with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund; and an estimate of profitability of the Fund to the Advisor and Integrity. The Board gave measured consideration to projections regarding the Advisor’s and Integrity’s future profitability in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement and Integrity under the Sub-Advisory Agreement were not unreasonable in light of the proposed services that the Advisor and Integrity would provide to the Fund.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 17-18, 2010 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Munder Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed investment advisory fees at varying asset levels compared to the investment

24

Munder Integrity Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

advisory fees charged to the Fund’s peers and the investment advisory fees charged by Integrity for managing comparable separately managed accounts and other pooled investment vehicles. In considering the Fund’s proposed investment advisory fee compared to the investment advisory fees paid by its peers in the same Morningstar group as the Fund, the Board noted that the Fund’s proposed investment advisory fee was equal to the median of the investment advisory fees paid by the peers presented for comparison. Based on these fee comparisons, the Board concluded that the proposed advisory fee of the Fund was reasonable in light of the services to be provided and that the proposed investment advisory fee should not preclude approval of the Advisory Agreement or the Sub-Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor or Integrity from the relationships with the Fund: In considering the benefits derived or to be derived by the Advisor from its relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 17-18, 2010 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor, Integrity and their affiliates for providing services to the Fund, the Advisor and Integrity may benefit from their relationships with the Fund in the sense that potential institutional separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement or the Sub-Advisory Agreement.

Based upon its thorough review and evaluation of the information requested and provided and the factors and issues addressed above, among others, and following discussion and having reached certain conclusions, as discussed above, the Board unanimously approved each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.

25

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26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMCV1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Integrity Small/Mid-Cap Value Fund

Class Y & A Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Statement of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
15	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Daniel Bandi, Daniel DeMonica, Adam Friedman, Joe Gilbert and Bryan Tinsley

The Russell 2500™ Value Index posted a -8.91% return for the July 1 through December 31, 2011 time period. The Index’s strong return of 15.45% from October 1 through December 31 was not sufficient to offset the -21.10% return for the July 1 through September 30 time period. While the Fund also had negative performance for the six months ended December 31, 2011, its -7.72% return outperformed both the -8.91% return for its Russell benchmark and the -9.74% median return for the Lipper universe of mid-cap value funds.

The Fund’s relative strength from its inception on July 1, 2011 through December 31, 2011 came largely from its holdings in the industrials, energy, financials and consumer staples sectors. In contrast, holdings in the Fund’s materials, health care and information technology sectors showed relative weakness. An overweight of the health care sector also held back the Fund’s relative performance.

The key detractor from the relative performance of the Fund’s materials sector was Noranda Aluminum Holding Corp. (0.5% of the Fund). Overweights of Invacare Corp. (0.4%) and Healthsouth Corp. (1.0%), and a position in Health Management Associates, Inc. (0.8%) were largely responsible for the relative weakness of the Fund’s health care sector. Invacare manufactures and distributes medical equipment and supplies used in the home. Healthsouth Corp. operates inpatient rehabilitative health care services, while Health Management Associates operates acute care hospitals in non-urban communities. Overweights of two semiconductor firms, Fairchild Semiconductor International, Inc. (0.8%) and Integrated Device Technology, Inc. (0.7%) held back relative returns in Fund’s information technology sector. An overweight of TTM Technologies, Inc. (0.8%), a provider of printed circuit boards, also detracted from the strength of the sector. A position in NRG Energy, Inc. (0.7%) was responsible for the relative weakness of the Fund’s utilities sector.

Of the sectors that made a positive contribution to the Fund’s relative performance, stock selection was especially strong in the Fund’s industrials sector. Overweights of Dycom Industries, Inc. (1.1%) and Curtiss-Wright Corp. (1.2%), as well as a position in Old Dominion Freight Line, Inc. (1.2%) were the key contributors to the relative strength of the sector. Dycom Industries provides contracting and construction services to telecommunications providers, as well as electric and gas utilities. Curtiss-Wright focuses on highly engineered, advanced technologies for the defense, energy, commercial aerospace and other industrial markets. Old Dominion is a trucking firm offering less-than-truckload shipping services. The relative strength of the Fund’s energy sector was largely due to a position in Kodiak Oil & Gas Corp. (1.2%), an independent energy company focused on the exploration, acquisition and production of natural gas and crude oil in the U.S.

Overweighted positions in Arch Capital Group Ltd. (1.8%) and Education Realty Trust, Inc. contributed to the relative strength of the Fund’s financials sector. Arch Capital Group offers reinsurance, while Education Realty Trust, which was eliminated from the Fund in September, is a real estate investment trust (REIT) focused on student

iii

housing. The strong relative performance of the Fund’s consumer staples sector came primarily from overweights of TreeHouse Foods, Inc. (1.0%) and The Hain Celestial Group, Inc. (0.9%). TreeHouse Foods manufactures and distributes food products, with customers that include Wal-Mart, Kroger and McDonald’s. The Hain Celestial Group manufactures and distributes natural and organic products.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies (approximately 2500 of the smallest securities in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$922.81	$6.04	1.25%

Class A	$1,000.00	$921.63	$7.25	1.50%

Hypothetical

Class Y	$1,000.00	$1,018.85	$6.34	1.25%

Class A	$1,000.00	$1,017.60	$7.61	1.50%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 100.5%
Consumer Discretionary — 10.0%
Auto Components — 0.7%
46	Tenneco Inc †	$1,370

Hotels, Restaurants & Leisure — 4.2%
44	CEC Entertainment Inc	1,516
41	Gaylord Entertainment Co †	990
33	Penn National Gaming Inc †	1,256
106	Ruby Tuesday Inc †	731
85	Wyndham Worldwide Corp	3,216

		7,709

Household Durables — 2.2%
198	DR Horton Inc	2,497
97	Ryland Group Inc/The	1,528

		4,025

Media — 0.7%
95	Gannett Co Inc	1,270

Specialty Retail — 1.4%
29	Childrens Place Retail Stores Inc/The †	1,540
75	Collective Brands Inc †	1,078

		2,618

Textiles, Apparel & Luxury Goods — 0.8%
136	Jones Group Inc/The	1,435

Total Consumer Discretionary		18,427

Consumer Staples — 3.5%
Food & Staples Retailing — 1.0%
35	Casey’s General Stores Inc	1,803

Food Products — 2.5%
46	Hain Celestial Group Inc/The †	1,686
22	Sanderson Farms Inc	1,103
28	TreeHouse Foods Inc †	1,831

		4,620

Total Consumer Staples		6,423

Energy — 5.6%
Energy Equipment & Services — 2.0%
54	Complete Production Services Inc †	1,812
70	Key Energy Services Inc †	1,083
95	Pioneer Drilling Co †	920

		3,815

See Notes to Financial Statements.

1

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 3.6%
32	Berry Petroleum Co, Class A	$1,344
30	Energen Corp	1,500
51	Gulfport Energy Corp †	1,502
236	Kodiak Oil & Gas Corp †	2,242

		6,588

Total Energy		10,403

Financials — 31.5%
Capital Markets — 1.2%
133	Janus Capital Group Inc	839
54	Waddell & Reed Financial Inc, Class A	1,338

		2,177

Commercial Banks — 12.8%
190	BancorpSouth Inc	2,094
99	First Financial Bancorp	1,647
190	First Horizon National Corp	1,520
100	Glacier Bancorp Inc	1,203
63	Hancock Holding Co	2,014
320	Huntington Bancshares Inc/OH	1,757
197	KeyCorp	1,515
239	National Penn Bancshares Inc	2,017
200	Susquehanna Bancshares Inc	1,676
965	Synovus Financial Corp	1,361
51	Trustmark Corp	1,239
201	Western Alliance Bancorp †	1,252
78	Wintrust Financial Corp	2,188
137	Zions Bancorporation	2,230

		23,713

Consumer Finance — 0.9%
22	World Acceptance Corp †	1,617

Insurance — 5.7%
68	American Financial Group Inc/OH	2,508
88	Arch Capital Group Ltd †	3,276
45	Hanover Insurance Group Inc/The	1,573
18	ProAssurance Corp	1,437
51	WR Berkley Corp	1,754

		10,548

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) — 9.5%
28	BRE Properties Inc	$1,414
175	CubeSmart	1,862
125	DDR Corp	1,521
239	DiamondRock Hospitality Co	2,304
12	Federal Realty Investment Trust	1,089
33	Health Care REIT Inc	1,800
33	Highwoods Properties Inc	979
177	Inland Real Estate Corp	1,347
178	Lexington Realty Trust	1,333
235	Sunstone Hotel Investors Inc †	1,915
78	UDR Inc	1,958

		17,522

Thrifts & Mortgage Finance — 1.4%
79	BankUnited Inc	1,737
135	Hudson City Bancorp Inc	844

		2,581

Total Financials		58,158

Health Care — 8.6%
Health Care Equipment & Supplies — 1.5%
29	Cooper Cos Inc/The	2,045
45	Invacare Corp	688

		2,733

Health Care Providers & Services — 6.1%
16	AMERIGROUP Corp †	945
208	Health Management Associates Inc, Class A †	1,533
74	Health Net Inc †	2,251
102	Healthsouth Corp †	1,803
40	LifePoint Hospitals Inc †	1,486
40	Magellan Health Services Inc †	1,979
24	WellCare Health Plans Inc †	1,260

		11,257

Pharmaceuticals — 1.0%
56	Medicis Pharmaceutical Corp, Class A	1,862

Total Health Care		15,852

See Notes to Financial Statements.

3

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials — 15.4%
Aerospace & Defense — 4.8%
69	BE Aerospace Inc †	$2,671
14	Ceradyne Inc †	375
65	Curtiss-Wright Corp	2,297
53	Hexcel Corp †	1,283
104	Spirit Aerosystems Holdings Inc, Class A †	2,161

		8,787

Building Products — 1.1%
70	Owens Corning †	2,010

Commercial Services & Supplies — 1.8%
27	Consolidated Graphics Inc †	1,304
90	Deluxe Corp	2,048

		3,352

Construction & Engineering — 2.0%
99	Dycom Industries Inc †	2,071
61	EMCOR Group Inc	1,635

		3,706

Machinery — 3.6%
98	Actuant Corp, Class A	2,224
66	Crane Co	3,083
17	Joy Global Inc	1,274

		6,581

Marine — 0.9%
27	Kirby Corp †	1,778

Road & Rail — 1.2%
54	Old Dominion Freight Line Inc †	2,189

Total Industrials		28,403

Information Technology — 10.8%
Communications Equipment — 0.6%
100	Arris Group Inc †	1,082

Electronic Equipment & Instruments — 4.5%
115	Benchmark Electronics Inc †	1,549
137	Ingram Micro Inc, Class A †	2,492
55	Plexus Corp †	1,506
141	TTM Technologies Inc †	1,545
135	Vishay Intertechnology Inc †	1,214

		8,306

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Information Technology Services — 0.8%
114	Sapient Corp	$1,436

Semiconductors & Semiconductor Equipment — 2.6%
127	Fairchild Semiconductor International Inc †	1,529
248	Integrated Device Technology Inc †	1,354
51	International Rectifier Corp †	991
70	Teradyne Inc †	954

		4,828

Software — 2.3%
48	JDA Software Group Inc †	1,555
72	Parametric Technology Corp †	1,315
71	Quest Software Inc †	1,320

		4,190

Total Information Technology		19,842

Materials — 4.7%
Chemicals — 3.0%
33	Innophos Holdings Inc	1,603
119	PolyOne Corp	1,374
28	Rockwood Holdings Inc †	1,102
86	Solutia Inc †	1,486

		5,565

Metals & Mining — 1.7%
26	Carpenter Technology Corp	1,339
119	Noranda Aluminum Holding Corp	982
35	RTI International Metals Inc †	812

		3,133

Total Materials		8,698

Utilities — 10.4%
Electric Utilities — 7.3%
36	Cleco Corp	1,371
53	El Paso Electric Co	1,836
49	IDACORP Inc	2,078
89	Northeast Utilities	3,210
182	NV Energy Inc	2,976
109	PNM Resources Inc	1,987

		13,458

See Notes to Financial Statements.

5

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares			Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities — 1.4%
87	UGI Corp		$2,558

Independent Power Producers & Energy Traders — 0.7%
74	NRG Energy Inc †		1,341

Multi-Utility — 1.0%
61	Vectren Corp		1,844

Total Utilities			19,201

TOTAL COMMON STOCKS
(Cost $193,330)			185,407

INVESTMENT COMPANY — 0.1%
(Cost $204)
204	State Street Institutional Government Money Market Fund		204

TOTAL INVESTMENTS
(Cost $193,534)		100.6%	185,611
OTHER ASSETS AND LIABILITIES (Net)		(0.6)	(1,172)

NET ASSETS		100.0%	$184,439

†	Non-income producing security.

(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Integrity Small/Mid-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$185,611
Dividends and interest receivable	200
Receivable from Advisor	54,081
Prepaid expenses and other assets	2,656

Total Assets	242,548

LIABILITIES:
Trustees’ fees and expenses payable	16,920
Custody fees payable	11,437
Administration fees payable	5,420
Transfer agency/record keeping fees payable	973
Investment advisory fees payable	138
Distribution and shareholder servicing fees payable – Class A Shares	19
Accrued expenses and other payables	23,202

Total Liabilities	58,109

NET ASSETS	$184,439

Investments, at cost	$193,534

See Notes to Financial Statements.

8

NET ASSETS consist of:
Distributions in excess of net investment income	$(59)
Accumulated net realized loss on investments sold	(7,820)
Net unrealized depreciation of investments	(7,923)
Paid-in capital	200,241

$184,439

NET ASSETS:
Class Y Shares	$92,276

Class A Shares	$92,163

SHARES OUTSTANDING:
Class Y Shares	10,019

Class A Shares	10,007

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.21

CLASS A SHARES:
Net asset value and redemption price per share	$9.21

Maximum sales charge	5.50%
Maximum offering price per share	$9.75

See Notes to Financial Statements.

9

Munder Integrity Small/Mid-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$3
Dividends	1,403

Total Investment Income	1,406

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	111
Trustees’ fees and expenses	33,432
Administration fees	32,174
Custody fees	23,404
Legal and audit fees	21,979
Registration and filing fees	17,596
Transfer agency/record keeping fees	1,009
Investment advisory fees	802
Other	23,943

Total Expenses	154,450
Expenses reimbursed by Advisor	(153,226)

Net Expenses	1,224

NET INVESTMENT INCOME	182

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(7,820)
Net change in unrealized appreciation/(depreciation) of securities	(7,923)

Net realized and unrealized loss on investments	(15,743)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,561)

See Notes to Financial Statements.

10

Munder Integrity Small/Mid-Cap Value Fund

Statement of Changes in Net Assets

Period Ended December 31, 2011 (Unaudited)*
Net investment income	$182
Net realized loss from security transactions	(7,820)
Net change in net unrealized appreciation/(depreciation) of securities	(7,923)

Net decrease in net assets resulting from operations	(15,561)
Dividends to shareholders from net investment income:
Class Y Shares	(179)
Class A Shares	(62)
Net increase in net assets from Fund share transactions:
Class Y Shares	100,179
Class A Shares	100,062

Net increase in net assets	184,439
NET ASSETS:
Beginning of period	—

End of period	$184,439

Distributions in excess of net investment income	$(59)

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

11

Munder Integrity Small/Mid-Cap Value Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended December 31, 2011 (Unaudited)*
Amount
Class Y Shares:
Sold	$100,000
Issued as reinvestment of dividends	179

Net increase	$100,179

Class A Shares:
Sold	$100,000
Issued as reinvestment of dividends	62

Net increase	$100,062

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

12

Period Ended December 31, 2011 (Unaudited)*
Shares
Class Y Shares:
Sold	10,000
Issued as reinvestment of dividends	19

Net increase	10,019

Class A Shares:
Sold	10,000
Issued as reinvestment of dividends	7

Net increase	10,007

*	Fund commenced operations on July 1, 2011.

See Notes to Financial Statements.

13

Munder Integrity Small/Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares		A Shares
	Period Ended 12/31/11(b) (Unaudited)		Period Ended 12/31/11(b) (Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income/(loss) from investment operations:
Net investment income	0.01		0.00	(e)
Net realized and unrealized loss on investments	(0.78)		(0.78)

Total from investment operations	(0.77)		(0.78)

Less distributions:
Dividends from net investment income	(0.02)		(0.01)

Total distributions	(0.02)		(0.01)

Net asset value, end of period	$9.21		$9.21

Total return(c)	(7.72)%		(7.84)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$92		$92
Ratio of operating expenses to average net assets	1.25	%(d)	1.50	%(d)
Ratio of net investment income to average net assets	0.33	%(d)	0.08	%(d)
Portfolio turnover rate	26%		26%
Ratio of operating expenses to average net assets without expense reimbursements	173.26	%(d)	173.49	%(d)

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.

See Notes to Financial Statements.

14

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Integrity Small/Mid-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares — Class A and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale

15

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$185,611
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$185,611

16

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is subject to examination by U.S. federal and state tax authorities for all periods presented.

17

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.90% on the first $300 million of its average daily net assets; and 0.85% on average daily net assets exceeding $300 million. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.90% for advisory services.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60% of its average daily net assets.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.50% and 1.25% for Class A and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $153,226, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2011, the total amount eligible for repayment to the Advisor was $153,226. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities

18

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates, subject to a Fund minimum fee of $56,000:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $32,174 before payment of sub-administration fees and $20,779 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 36.1% before expense reimbursements and 0.0% after expense reimbursements for administrative services.

As of December 31, 2011, the Advisor held of record 100% of the outstanding shares of the Fund.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST or MST II.

19

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rate payable under the Plan for Class A Shares is 0.25% of average daily net assets.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $249,589 and $47,517, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting was $9,251, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $17,174 and net depreciation for financial reporting purposes was $7,923. At December 31, 2011, aggregate cost for financial reporting purposes was $193,534.

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize

20

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $1.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. Integrity votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

10.	Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2012, and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting held on February 15, 2011, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder

21

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) unanimously voted to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund and to approve Integrity to serve as sub-advisor to the Fund pursuant to the terms of an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”).

In determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement for the Fund, the Board requested, and received from the Advisor and Integrity, information that the Board believed to be reasonably necessary to reach its conclusions regarding approval of the Advisory Agreement and the Sub-Advisory Agreement, including the information described below. The Board and counsel to the Non-Interested Trustees had an opportunity to review such information in advance of the meeting. In addition, at the meeting, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. This information included materials that presented detailed information from each of the Advisor and Integrity, which had been provided in response to the Board’s request.

The Board considered the information presented in light of the fact that the Fund was to be newly created and, therefore, had no performance or operating history to evaluate in considering the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund. Therefore, in evaluating each of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees conducted a review that was specifically focused upon the approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund and all of the services proposed to be provided thereunder. The Advisor and MST already were parties to the Advisory Agreement with respect to all of the then existing Munder Funds, as last approved by the Board at meetings held on May 17-18, 2010 and, therefore, the Trustees relied upon their general knowledge, resulting from their meetings throughout the year, regarding the Advisor and the services it provides to the existing Munder Funds as well as detailed information in connection with the Board’s most recent annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds. In addition, the Trustees carefully considered information about Integrity, which was provided to the Board at a Board meeting held on November 16, 2010 as well as new and/or additional information about the Advisor and Integrity and their proposed services for the Fund, which was provided to the Board in connection with the February 15, 2011 meeting.

22

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

In approving each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds, and the Non-Interested Trustees were separately advised by their independent legal counsel, with respect to the specific information presented for their consideration as well as their deliberations regarding the approval of each of the Advisory Agreement and the Sub-Advisory Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact or issue that the Board took into consideration regarding the approval of the Advisory Agreement or the Sub-Advisory Agreement.

The Board reviewed a variety of factors and considered a significant amount of information as part of its robust evaluation process. The determinations to approve the Advisory Agreement and the Sub-Advisory Agreement were made on the basis of each Trustee’s business judgment after consideration of all the information presented to the Board. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by each of the Advisor and Integrity to the Fund under the Agreements: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 17-18, 2010 meeting at which the Board approved the continuation of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualification of management of the Advisor; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement.

In considering the nature, extent and quality of the services proposed to be provided by Integrity to the Fund, the Board considered the general experience, business, operations and financial condition of Integrity. In connection with these considerations, the Board was presented with detailed information concerning the organizational structure of Integrity and recent changes within Integrity’s organization (including the acquisition of Integrity by the Advisor in December 2010). The Board also considered the qualifications of management of Integrity and of the persons proposed to provide portfolio management services to the Fund, and the terms of the Sub-Advisory Agreement.

23

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board supported approval of each of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund and Integrity: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by Integrity in managing the Fund, and the capability and capacity of Integrity to manage the Fund. Based on these considerations, the Board concluded that these factors should not preclude approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and Integrity and their affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created and, therefore, no profitability information or analysis was available for consideration by the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor (from the Fund) and to be paid to Integrity by the Advisor (under the Sub-Advisory Agreement) arising out of their relationships with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund; and an estimate of profitability of the Fund to the Advisor and Integrity. The Board gave measured consideration to projections regarding the Advisor’s and Integrity’s future profitability in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement and Integrity under the Sub-Advisory Agreement were not unreasonable in light of the proposed services that the Advisor and Integrity would provide to the Fund.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 17-18, 2010 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Munder Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain

24

Munder Integrity Small/Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

expenses. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed investment advisory fees at varying asset levels compared to the investment advisory fees charged to the Fund’s peers and the investment advisory fees charged by Integrity for managing comparable separately managed accounts and other pooled investment vehicles. In considering the Fund’s proposed investment advisory fee compared to the investment advisory fees paid by its peers in the Morningstar peer group the Advisor determined was most similar to the Fund, the Board noted that the Fund’s proposed investment advisory fee was equal to the median of the investment advisory fees paid by the peers presented for comparison. Based on these fee comparisons, the Board concluded that the proposed advisory fee of the Fund was reasonable in light of the services to be provided and that the proposed investment advisory fee should not preclude approval of the Advisory Agreement or the Sub-Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor or Integrity from the relationships with the Fund: In considering the benefits derived or to be derived by the Advisor from its relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 17-18, 2010 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor, Integrity and their affiliates for providing services to the Fund, the Advisor and Integrity may benefit from their relationships with the Fund in the sense that potential institutional separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement or the Sub-Advisory Agreement.

Based upon its thorough review and evaluation of the information requested and provided and the factors and issues addressed above, among others, and following discussion and having reached certain conclusions, as discussed above, the Board unanimously approved each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund.

25

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26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNSMIDVAL1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder International Equity Fund

Class Y, A, B, C & K Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions impacting those countries may have a more pronounced effect on the Fund.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2011 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Collins and Brian Kozeliski

The international markets, as measured by the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends), experienced a double-digit negative return of -19.01% during the July 1, 2011 through September 30, 2011 time period, followed by a rebound and positive return of 3.33% for the last three months of 2011. Given the modest recovery, the Index posted a negative return of -16.31% for the six-month time period as a whole. While the Fund outperformed its MSCI EAFE benchmark during the market’s recovery from October 1, 2011 through December 31, 2011, it lagged for the six-months as a whole, posting a return of -19.11%. The Fund also trailed the -17.87% median return for the Lipper universe of international multi-cap value mutual funds.

In terms of countries, the Fund’s Australia and Netherlands holdings had the most significant positive impact on the Fund’s relative performance during the six months ended December 31, 2011, while its Hong Kong, Belgium and Greek holdings were the most significant detractors. A position in Chaoda Modern Agriculture Holdings Ltd (0.1% of the Fund), a leading grower of fruits and vegetables in China, was the primary cause of weakness among the Fund’s Hong Kong holdings. Overweights of KBC Groep NV (0.2%), a Belgium bank, and Public Power Corp. SA (0.4%), an electric utility, were the greatest sources of weakness among the Fund’s Belgium and Greek holdings, respectively.

An overweight of Caltex Australia Ltd. (1.3%), a firm involved in oil & gas refining and marketing, was the top contributor to the relative strength of the Fund’s Australian positions. The lack of a position in BHP Billiton Ltd., a global mining, oil and gas company, and a position in GrainCorp Ltd. (1.0%), a company focused on receiving and storing grain, also helped to boost the returns of the Fund’s Australian holdings. The outperformance of the Fund’s Netherlands stocks was largely due to its holdings of Royal Dutch Shell PLC (4.6%).

Turning to the Fund’s economic sectors, the industrials, energy and materials sectors were key sources of relative strength during the six months ended December 31, 2011, while the utilities, consumer staples, financials and consumer discretionary sectors exhibited relative weakness. Overweights of Public Power Corp. S.A., The Tokyo Electric Power Co., Inc. (0.2%) and Enel S.p.A. (1.5%), a Greek, Japanese and Italian electric utility, respectively, were largely responsible for the weakness of the Fund’s utilities sector. Positions in Hong Kong’s Chaoda Modern Agriculture Holdings, along with Norway’s Leroey Seafood Group ASA (0.5%) were the leading detractors from the strength of the Fund’s consumer staples sector. In the Fund’s financials sector, positions in ING Groep NV, (0.9%), a Dutch company offering banking, insurance and asset management services, and Spanish bank Banco Santander S.A. (1.4%), along with an overweight of Belgium bank KBC Groep NV, were the primary detractors from relative performance. Overweights of Volkswagen AG (4.0%) and The Swatch Group AG (1.9%) were the primary causes of the relative weakness of the Fund’s consumer discretionary sector.

An overweight of ITOCHU Corp. (2.7%), a Japanese trading company and distributor, was the leading contributor to the relative strength of the Fund’s industrials sector, followed by a position in Stagecoach Group PLC (0.7%), a U.K. trucking

iii

company. The lack of a position in Siemens AG also boosted the relative performance of the sector. The energy sector’s relative return was boosted by positions in Royal Dutch Shell PLC and BP PLC, and an overweight of Caltex Australia Ltd. An overweight in Svenska Cellulosa AB was the leading contributor to the relative performance of the Fund’s materials sector. A lack of positions in two mining firms, Rio Tinto PLC and BHP Billiton Ltd. also contributed to the strength of the sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate; however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international multi-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$808.91	$7.59	1.67%

Class A	$1,000.00	$807.52	$8.72	1.92%

Class B	$1,000.00	$804.79	$12.11	2.67%

Class C	$1,000.00	$804.58	$12.11	2.67%

Class K	$1,000.00	$807.37	$8.68	1.91%

Hypothetical

Class Y	$1,000.00	$1,016.74	$8.47	1.67%

Class A	$1,000.00	$1,015.48	$9.73	1.92%

Class B	$1,000.00	$1,011.71	$13.50	2.67%

Class C	$1,000.00	$1,011.71	$13.50	2.67%

Class K	$1,000.00	$1,015.53	$9.68	1.91%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 95.8%
Australia — 8.3%
61,300	Adelaide Brighton Ltd	$181,196
25,184	AMP Ltd	104,836
10,425	Ansell Ltd	155,036
15,000	Ausdrill Ltd	46,026
52,675	Caltex Australia Ltd	634,121
24,925	Challenger Ltd/AU	105,287
6,500	Coca-Cola Amatil Ltd	76,521
4,325	Commonwealth Bank of Australia	217,730
15,588	Echo Entertainment Group Ltd †	57,237
57,875	GrainCorp Ltd	464,677
95,650	Metcash Ltd	395,237
13,000	National Australia Bank Ltd	310,604
11,125	OneSteel Ltd	7,965
28,772	Qantas Airways Ltd †	42,965
19,192	QBE Insurance Group Ltd	254,203
3,875	Sonic Healthcare Ltd	44,707
34,025	Suncorp Group Ltd	291,630
30,838	TABCORP Holdings Ltd	86,107
44,225	Telstra Corp Ltd	150,627
3,775	Westpac Banking Corp, ADR	386,560

		4,013,272

Austria — 0.7%
1,400	Erste Group Bank AG	24,615
725	Strabag SE	20,746
1,625	Vienna Insurance Group AG Wiener Versicherung Gruppe	64,399
7,775	Voestalpine AG	218,061

		327,821

Belgium — 0.9%
5,075	Delhaize Group SA	285,098
20,013	Dexia SA †	7,693
9,550	KBC Groep NV	120,276

		413,067

Cyprus — 0.0%#
19,025	Bank of Cyprus PLC	15,020

Denmark — 0.1%
1,150	H Lundbeck A/S	21,625

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Finland — 1.1%
23,200	Huhtamaki OYJ	$275,043
125	Kesko OYJ, B Shares	4,200
24,425	UPM-Kymmene OYJ, ADR	269,408

		548,651

France — 9.0%
6,345	AXA SA	82,490
15,100	AXA SA, ADR	194,186
4,985	BNP Paribas SA	195,813
7,400	BNP Paribas SA, ADR	145,410
2,575	Cap Gemini SA	80,468
6,475	Casino Guichard Perrachon SA	545,388
14,625	CNP Assurances	181,296
8,517	Credit Agricole SA	48,061
12,300	France Telecom SA, ADR	192,618
3,100	GDF Suez	84,737
6,909	GDF Suez, ADR	187,718
11,175	Plastic Omnium SA	222,155
250	PPR	35,802
1,927	Sanofi	141,536
7,898	Sanofi, ADR	288,593
825	SCOR SE	19,284
7,125	Societe Generale SA	158,656
7,435	Total SA, ADR	380,003
20,912	Vinci SA	913,727
11,250	Vivendi SA	246,361

		4,344,302

Germany — 5.8%
869	Allianz SE	83,127
35,750	Allianz SE, ADR	338,552
2,200	BASF SE	153,444
1,050	Deutsche Bank AG	40,001
5,725	Deutsche Bank AG, GRS	216,749
32,688	Deutsche Telekom AG	375,047
7,900	E.ON AG	170,444
12,150	E.ON AG, ADR	259,889
4,250	Muenchener Rueckversicherungs AG	521,343
2,875	RWE AG	101,024
3,975	Volkswagen AG	533,242

		2,792,862

See Notes to Financial Statements.

2

Shares		Value(a)

Greece — 0.6%
14,100	Motor Oil Hellas Corinth Refineries SA	$108,764
40,925	Public Power Corp SA	199,686

		308,450

Hong Kong — 1.9%
170,975	Cathay Pacific Airways Ltd	293,228
163,900	Champion REIT	61,832
1,705,325	Chaoda Modern Agriculture Holdings Ltd (b),(c)	30,191
190,200	Dah Chong Hong Holdings Ltd	224,079
725	Hopson Development Holdings Ltd	378
119,128	NWS Holdings Ltd	175,473
89,625	TPV Technology Ltd	16,387
149,600	United Laboratories International Holdings Ltd/The	86,101

		887,669

Israel — 0.9%
2,175	Delek Group Ltd	409,318

Italy — 3.2%
175,325	Enel SpA	713,419
13,086	ENI SpA	271,154
72,775	Intesa Sanpaolo SpA	121,880
12,425	Mediolanum SpA	48,372
109,700	Telecom Italia SpA	98,250
23,675	Telecom Italia SpA, Ordinary Shares, ADR	252,139
2,111	Telecom Italia SpA, Saving Shares, ADR	18,788
3,487	UniCredit SpA	28,974

		1,552,976

Japan — 22.4%
6,350	Aeon Co Ltd	87,202
5,774	Canon Inc, ADR	254,287
350	Daito Trust Construction Co Ltd	30,012
47,825	DIC Corp	86,988
83,625	Fujitsu Ltd	434,585
425	Fuyo General Lease Co Ltd	14,610
225	Hanwa Co Ltd	982
21,075	Hitachi Ltd, ADR	1,098,850
3,750	Honda Motor Co Ltd, ADR	114,563
130,025	ITOCHU Corp	1,321,028
325	Kyowa Hakko Kirin Co Ltd	3,978
188,225	Marubeni Corp	1,146,908
2,650	MEIJI Holdings Co Ltd	110,001
775	Miraca Holdings Inc	30,861

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
109,100	Mitsubishi Chemical Holdings Corp	$600,993
13,925	Mitsubishi Corp, ADR	557,975
9,200	Mitsubishi UFJ Financial Group Inc, ADR	38,548
1,191,250	Mizuho Financial Group Inc	1,609,588
238,900	Nippon Light Metal Co Ltd	316,588
7,325	Nippon Paper Group Inc	159,880
39,650	Nippon Telegraph & Telephone Corp, ADR	1,004,334
64,125	Nissan Motor Co Ltd	576,517
22,625	NOF Corp	115,521
27,850	NTT DoCoMo Inc, ADR	511,048
12,900	Rengo Co Ltd	90,000
4,625	Seven & I Holdings Co Ltd	128,890
1,125	Sumitomo Mitsui Financial Group Inc	31,337
44,025	Tokyo Electric Power Co Inc/The †	104,672
16,150	Tosoh Corp	43,223
19,250	Toyo Ink SC Holdings Co Ltd	71,278
15,375	Yokohama Rubber Co Ltd/The	86,293

		10,781,540

Netherlands — 6.2%
60,025	ING Groep NV, ADR †	430,379
13,412	Mediq NV	204,222
17,975	Royal Dutch Shell PLC, Class A, ADR	1,313,793
12,110	Royal Dutch Shell PLC, Class B, ADR	920,481
3,575	Unilever NV, NYR	122,873

		2,991,748

New Zealand — 0.2%
15,075	Fletcher Building Ltd	72,049

Norway — 1.0%
14,750	Atea ASA	147,972
6,100	DNB ASA	59,717
17,625	Leroey Seafood Group ASA	247,540
12,650	STX OSV Holdings Ltd	11,313

		466,542

Portugal — 0.3%
85,300	Banco Comercial Portugues SA †	15,014
40,575	EDP – Energias de Portugal SA	125,562

		140,576

See Notes to Financial Statements.

4

Shares		Value(a)

Singapore — 0.8%
8,425	Jardine Cycle & Carriage Ltd	$312,564
61,350	Neptune Orient Lines Ltd/Singapore	53,212
4,450	Venture Corp Ltd	21,271

		387,047

Spain — 4.3%
28,328	Banco Bilbao Vizcaya Argentaria SA, ADR	242,771
89,670	Banco Santander SA, ADR	674,318
500	Endesa SA	10,257
14,700	Fomento de Construcciones y Contratas SA	381,271
10,375	Gas Natural SDG SA	178,120
57,850	Mapfre SA	183,812
9,450	Repsol YPF SA	290,295
6,600	Telefonica SA, ADR	113,454

		2,074,298

Sweden — 2.3%
12,275	Boliden AB	179,254
3,600	Meda AB, A Shares	37,454
35,975	Peab AB	179,299
34,300	Svenska Cellulosa AB, B Shares	508,366
16,775	Swedbank AB, A Shares	217,303

		1,121,676

Switzerland — 7.5%
1,050	Credit Suisse Group AG †	24,671
50	Galenica AG	29,251
50	Helvetia Holding AG	15,703
6,250	Holcim Ltd †	334,358
7,150	Nestle SA, ADR	412,626
2,886	Novartis AG	164,993
15,057	Novartis AG, ADR	860,809
13,825	Swatch Group AG/The	921,372
1,875	Swiss Life Holding AG †	172,469
29,575	Zurich Financial Services AG, ADR †	670,761

		3,607,013

United Kingdom — 18.3%
26,725	AstraZeneca PLC, ADR	1,237,100
126,757	Aviva PLC	592,136
51,500	Barclays PLC, ADR	565,985
48,226	BP PLC	344,891
19,450	BP PLC, ADR	831,293

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
United Kingdom (Continued)
8,475	British American Tobacco PLC	$402,155
9,950	British American Tobacco PLC, ADR	944,056
31,200	Computacenter PLC	162,126
146,850	DS Smith PLC	451,555
6,950	Firstgroup PLC	36,482
16,018	GlaxoSmithKline PLC	366,050
11,511	GlaxoSmithKline PLC, ADR	525,247
34,100	Greene King PLC	258,008
67,875	Home Retail Group PLC	87,912
1,722	HSBC Holdings PLC, ADR	65,608
2,700	Imperial Tobacco Group PLC, ADR	203,418
28,615	Inchcape PLC	130,384
4,025	Johnson Matthey PLC	114,765
50,350	Micro Focus International PLC	301,983
22,050	Mondi PLC	155,809
164,475	Old Mutual PLC	346,107
3,950	Rexam PLC, ADR	107,638
76,870	Stagecoach Group PLC	324,472
38,550	Tesco PLC	241,538
1,300	Vedanta Resources PLC	20,492

		8,817,210

TOTAL COMMON STOCKS
(Cost $46,921,959)		46,094,732

PREFERRED STOCKS — 2.9%
Germany — 2.9%
75	Draegerwerk AG & Co KgaA	6,086
9,475	Volkswagen AG	1,419,445

TOTAL PREFERRED STOCKS
(Cost $536,494)		1,425,531

INVESTMENT COMPANIES — 1.3%
Multi-Country — 1.0%
15,770	Vanguard MSCI EAFE ETF	483,035

United States — 0.3%
130,848	State Street Institutional Government Money Market Fund	130,848

TOTAL INVESTMENT COMPANIES
(Cost $616,052)		613,883

See Notes to Financial Statements.

6

Shares	Value(a)

TOTAL INVESTMENTS
(Cost $48,074,505)	100.0%	$48,134,146
OTHER ASSETS AND LIABILITIES (Net)	0.0	(7,479)

NET ASSETS	100.0%	$48,126,667

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (See Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security valued at fair value as of December 31, 2011, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2011, this security represents $30,191, 0.1% of net assets.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
GRS	—	Global Registered Shares
NYR	—	New York Registered Shares
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

At December 31, 2011, industry diversification of the Fund was as follows:

	% of Net Assets	Value

COMMON STOCKS:
Commercial Banks	11.0%	$5,301,481
Oil, Gas & Consumable Fuels	10.6	5,094,795
Insurance	8.7	4,164,706
Pharmaceuticals	7.8	3,733,486
Trading Companies & Distributors	6.3	3,026,893
Diversified Telecommunication Services	5.1	2,451,618
Food & Staples Retailing	3.5	1,687,553
Electric Utilities	3.3	1,583,929
Tobacco	3.2	1,549,629
Construction & Engineering	3.2	1,541,069
Food Products	2.9	1,387,908
Automobiles	2.6	1,224,322
Chemicals	2.5	1,186,212
Electronic Equipment & Instruments	2.3	1,120,121
Paper & Forest Products	2.3	1,093,463
Containers & Packaging	1.9	924,236
Textiles, Apparel & Luxury Goods	1.9	921,372
Metals & Mining	1.5	742,360
Distributors	1.4	667,027
Construction Materials	1.2	587,603
Industrial Conglomerates	1.2	584,791
Diversified Financial Services	1.1	550,276
Wireless Telecommunication Services	1.1	511,048
Computers & Peripherals	0.9	450,972
Hotels, Restaurants & Leisure	0.8	401,352
Information Technology Services	0.8	390,566
Multi-Utilities	0.8	373,479
Road & Rail	0.8	360,954
Airlines	0.7	336,193
Health Care Providers & Services	0.6	309,041
Auto Components	0.6	308,448
Software	0.6	301,983
Capital Markets	0.6	281,421
Office Electronics	0.5	254,287
Gas Utilities	0.4	178,120
Health Care Equipment & Supplies	0.3	155,036
Internet & Catalog Retail	0.2	87,912
Beverages	0.2	76,521
Real Estate Investment Trusts (REITs)	0.1	61,832
Marine	0.1	53,212
Multiline Retail	0.1	35,802

See Notes to Financial Statements.

8

	% of Net Assets		Value

Real Estate Management & Development	0.1		$30,390
Machinery	0.0	#	11,313

TOTAL COMMON STOCKS:	95.8		46,094,732
PREFERRED STOCKS:
Automobiles	2.9		1,419,445
Health Care Equipment & Supplies	0.0	#	6,086

TOTAL PREFERRED STOCKS	2.9		1,425,531
INVESTMENT COMPANIES	1.3		613,883

TOTAL INVESTMENTS	100.0		48,134,146
OTHER ASSETS AND LIABILITIES (Net)	0.0	#	(7,479)

NET ASSETS	100.0%		$48,126,667

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

9

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$48,134,146
Foreign currency, at value	39,867
Dividends and interest receivable	121,034
Receivable for investment securities sold	134,284
Receivable for Fund shares sold	585
Prepaid expenses and other assets	41,220

Total Assets	48,471,136

LIABILITIES:
Payable for investment securities purchased	20
Payable for Fund shares redeemed	48,772
Trustees’ fees and expenses payable	203,190
Custody fees payable	21,279
Transfer agency/record keeping fees payable	9,300
Administration fees payable	7,053
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,670
Investment advisory fees payable	1,962
Shareholder servicing fees payable — Class K Shares	1,614
Dividends payable	9
Accrued expenses and other payables	47,600

Total Liabilities	344,469

NET ASSETS	$48,126,667

Investments, at cost	$48,074,505

Foreign currency, at cost	$40,252

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$271,208
Accumulated net realized loss on investments sold	(35,759,007)
Net unrealized appreciation of investments	60,736
Paid-in capital	83,553,730

$48,126,667

NET ASSETS:
Class Y Shares	$32,138,291

Class A Shares	$8,712,574

Class B Shares	$493,945

Class C Shares	$1,631,250

Class K Shares	$5,150,607

SHARES OUTSTANDING:
Class Y Shares	2,721,494

Class A Shares	747,914

Class B Shares	44,543

Class C Shares	145,186

Class K Shares	442,339

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.81

CLASS A SHARES:
Net asset value and redemption price per share	$11.65

Maximum sales charge	5.50%
Maximum offering price per share	$12.33

CLASS B SHARES:
Net asset value and offering price per share*	$11.09

CLASS C SHARES:
Net asset value and offering price per share*	$11.24

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.64

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$61
Dividends(a)	927,837

Total Investment Income	927,898

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,906
Class B Shares	2,976
Class C Shares	9,009
Shareholder servicing fees:
Class K Shares	10,403
Investment advisory fees	205,485
Custody fees	62,867
Administration fees	45,941
Registration and filing fees	32,423
Transfer agency/record keeping fees	29,909
Legal and audit fees	27,280
Trustees’ fees and expenses	25,075
Other	28,574

Total Expenses	491,848

NET INVESTMENT INCOME	436,050

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	22,791
Foreign currency-related transactions	(10,751)
Net change in unrealized appreciation/(depreciation) of:
Securities	(13,164,742)
Foreign currency-related transactions	(10,593)

Net realized and unrealized loss on investments	(13,163,295)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,727,245)

(a)	Net of foreign withholding taxes of $55,085.

See Notes to Financial Statements.

12

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$436,050	$1,309,773
Net realized gain from security transactions and foreign currency-related transactions	12,040	2,092,528
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(13,175,335)	18,124,326

Net increase/(decrease) in net assets resulting from operations	(12,727,245)	21,526,627
Dividends to shareholders from net investment income:
Class Y Shares	(986,283)	(1,139,561)
Class A Shares	(250,022)	(269,061)
Class B Shares	(11,009)	(14,730)
Class C Shares	(35,981)	(36,743)
Class K Shares	(157,639)	(335,551)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(1,300,829)	(11,649,663)
Class A Shares	(617,034)	(695,295)
Class B Shares	(131,845)	(402,536)
Class C Shares	(74,529)	(405,757)
Class K Shares	(4,632,841)	(6,786,648)
Short-term trading fees	—	336

Net decrease in net assets	(20,925,257)	(208,582)
NET ASSETS
Beginning of period	69,051,924	69,260,506

End of period	$48,126,667	$69,051,924

Undistributed net investment income	$271,208	$1,276,092

See Notes to Financial Statements.

13

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$1,692,949	$4,312,951
Issued as reinvestment of dividends	877,901	957,725
Redeemed	(3,871,679)	(16,920,339)

Net decrease	$(1,300,829)	$(11,649,663)

Class A Shares:
Sold*	$513,680	$1,720,006
Issued as reinvestment of dividends	203,386	209,960
Redeemed	(1,334,100)	(2,625,261)

Net decrease	$(617,034)	$(695,295)

Class B Shares:
Sold	$27,227	$23,365
Issued as reinvestment of dividends	8,547	11,171
Redeemed*	(167,619)	(437,072)

Net decrease	$(131,845)	$(402,536)

Class C Shares:
Sold	$16,869	$82,514
Issued as reinvestment of dividends	20,937	23,234
Redeemed	(112,335)	(511,505)

Net decrease	$(74,529)	$(405,757)

Class K Shares:
Sold	$44,211	$87,487
Issued as reinvestment of dividends	36,288	36,037
Redeemed	(4,713,340)	(6,910,172)

Net decrease	$(4,632,841)	$(6,786,648)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus

See Notes to Financial Statements.

14

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	136,477	305,962
Issued as reinvestment of dividends	75,746	67,115
Redeemed	(289,523)	(1,187,895)

Net decrease	(77,300)	(814,818)

Class A Shares:
Sold*	40,819	120,913
Issued as reinvestment of dividends	17,794	14,901
Redeemed	(100,270)	(188,013)

Net decrease	(41,657)	(52,199)

Class B Shares:
Sold	2,373	1,779
Issued as reinvestment of dividends	786	832
Redeemed*	(13,663)	(32,805)

Net decrease	(10,504)	(30,194)

Class C Shares:
Sold	1,484	5,921
Issued as reinvestment of dividends	1,898	1,710
Redeemed	(9,262)	(37,697)

Net decrease	(5,880)	(30,066)

Class K Shares:
Sold	3,424	5,943
Issued as reinvestment of dividends	3,175	2,559
Redeemed	(385,352)	(494,668)

Net decrease	(378,753)	(486,166)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$15.07		$11.58	$11.90	$17.91	$22.28	$18.14

Income/(loss) from investment operations:
Net investment income	0.11		0.27	0.21	0.35	0.53	0.48
Net realized and unrealized gain/(loss) on investments	(3.00)		3.58	0.12	(5.20)	(3.24)	4.61

Total from investment operations	(2.89)		3.85	0.33	(4.85)	(2.71)	5.09

Less distributions:
Dividends from net investment income	(0.37)		(0.36)	(0.65)	(0.52)	(0.38)	(0.31)
Distributions from net realized gains	—		—	—	(0.64)	(1.28)	(0.64)

Total distributions	(0.37)		(0.36)	(0.65)	(1.16)	(1.66)	(0.95)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.81		$15.07	$11.58	$11.90	$17.91	$22.28

Total return(d)	(19.11)%		33.46%	1.90%	(28.20)%	(13.09)%	28.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,138		$42,191	$41,828	$96,669	$130,837	$146,336
Ratio of operating expenses to average net assets	1.67	%(e)	1.56%	1.45%	1.22%	1.14%	1.19%
Ratio of net investment income to average net assets	1.71	%(e)	1.88%	1.58%	2.96%	2.70%	2.39%
Portfolio turnover rate	10%		23%	48%	45%	31%	51%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 1, 1991and November 30, 1992, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

16

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
$14.86		$11.41	$11.73	$17.70	$22.05	$17.97

0.09		0.24	0.18	0.31	0.48	0.43
(2.96)		3.54	0.12	(5.14)	(3.21)	4.55

(2.87)		3.78	0.30	(4.83)	(2.73)	4.98

(0.34)		(0.33)	(0.62)	(0.50)	(0.34)	(0.26)
—		—	—	(0.64)	(1.28)	(0.64)

(0.34)		(0.33)	(0.62)	(1.14)	(1.62)	(0.90)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$11.65		$14.86	$11.41	$11.73	$17.70	$22.05

(19.25)%		33.28%	1.66%	(28.45)%	(13.30)%	28.48%

$8,713		$11,731	$9,607	$12,554	$22,568	$23,553
1.92	%(e)	1.81%	1.71%	1.46%	1.39%	1.44%
1.46	%(e)	1.74%	1.36%	2.65%	2.46%	2.14%
10%		23%	48%	45%	31%	51%

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$14.10		$10.84	$11.17	$16.96	$21.23	$17.32

Income/(loss) from investment operations:
Net investment income	0.04		0.12	0.07	0.20	0.29	0.30
Net realized and unrealized gain/(loss) on investments	(2.80)		3.36	0.11	(4.91)	(3.06)	4.37

Total from investment operations	(2.76)		3.48	0.18	(4.71)	(2.77)	4.67

Less distributions:
Dividends from net investment income	(0.25)		(0.22)	(0.51)	(0.44)	(0.22)	(0.12)
Distributions from net realized gains	—		—	—	(0.64)	(1.28)	(0.64)

Total distributions	(0.25)		(0.22)	(0.51)	(1.08)	(1.50)	(0.76)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.09		$14.10	$10.84	$11.17	$16.96	$21.23

Total return(d)	(19.52)%		32.22%	0.83%	(28.90)%	(13.98)%	27.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$494		$776	$924	$1,504	$3,875	$5,468
Ratio of operating expenses to average net assets	2.67	%(e)	2.56%	2.47%	2.20%	2.14%	2.19%
Ratio of net investment income to average net assets	0.73	%(e)	0.87%	0.55%	1.74%	1.53%	1.53%
Portfolio turnover rate	10%		23%	48%	45%	31%	51%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on March 9, 1994 and September 29, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

18

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
$14.29		$10.98	$11.30	$17.15	$21.45	$17.49

0.04		0.13	0.09	0.21	0.30	0.30
(2.84)		3.40	0.10	(4.98)	(3.10)	4.42

(2.80)		3.53	0.19	(4.77)	(2.80)	4.72

(0.25)		(0.22)	(0.51)	(0.44)	(0.22)	(0.12)
—		—	—	(0.64)	(1.28)	(0.64)

(0.25)		(0.22)	(0.51)	(1.08)	(1.50)	(0.76)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$11.24		$14.29	$10.98	$11.30	$17.15	$21.45

(19.54)%		32.26%	0.92%	(28.97)%	(13.92)%	27.52%

$1,631		$2,158	$1,989	$2,422	$5,364	$7,093
2.67	%(e)	2.56%	2.47%	2.21%	2.14%	2.19%
0.72	%(e)	0.94%	0.66%	1.79%	1.57%	1.55%
10%		23%	48%	45%	31%	51%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$14.85		$11.41	$11.73	$17.70	$22.05	$17.96

Income/(loss) from investment operations:
Net investment income	0.10		0.22	0.18	0.29	0.47	0.42
Net realized and unrealized gain/(loss) on investments	(2.97)		3.55	0.12	(5.12)	(3.20)	4.57

Total from investment operations	(2.87)		3.77	0.30	(4.83)	(2.73)	4.99

Less distributions:
Dividends from net investment income	(0.34)		(0.33)	(0.62)	(0.50)	(0.34)	(0.26)
Distributions from net realized gains	—		—	—	(0.64)	(1.28)	(0.64)

Total distributions	(0.34)		(0.33)	(0.62)	(1.14)	(1.62)	(0.90)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$11.64		$14.85	$11.41	$11.73	$17.70	$22.05

Total return(d)	(19.26)%		33.19%	1.66%	(28.41)%	(13.31)%	28.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,151		$12,195	$14,913	$20,457	$56,416	$65,175
Ratio of operating expenses to average net assets	1.91	%(e)	1.80%	1.71%	1.45%	1.39%	1.44%
Ratio of net investment income to average net assets	1.50	%(e)	1.56%	1.36%	2.44%	2.38%	2.11%
Portfolio turnover rate	10%		23%	48%	45%	31%	51%

(a)	Class K Shares of the Fund commenced operations on November 23, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

20

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or

21

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$48,103,955
Level 2 — Other Significant Observable Inputs	30,191
Level 3 — Significant Unobservable Inputs	—

Total	$48,134,146

*	Securities that were fair valued due to a significant event with a total value of $45,146,659 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended December 31, 2011.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency exchange spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency exchange spot contracts are marked to market daily. The

23

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: Prior to October 30, 2010, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

24

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $45,941 before payment of sub-administration fees and $30,505 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1677% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any fund, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

25

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	0.25%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $5,343,639 and $12,730,737, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,955,531, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,895,890 and net appreciation for financial reporting purposes was $59,641. At December 31, 2011, aggregate cost for financial reporting purposes was $48,074,505.

6.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

26

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

7.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $385.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses, fair fund settlements, passive foreign investment company gains and losses, partnership basis adjustments and expired capital loss carryforwards from a merger were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net Investment Income	Accumulated Net Realized Gains	Paid-in Capital
$41,593	$4,991,129	$(5,032,722)

27

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

Ordinary Income
June 30, 2011	$1,795,646
June 30, 2010	4,002,077

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation	Total
$1,419,235	$(35,710,557)	$13,137,691	$(21,153,631)

The differences between book and tax distributable earnings were primarily due to wash sales, passive foreign investment company unreversed inclusions, Lehman Buy-in adjustments and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes $35,710,557 of unused capital losses of which $131,987 and $35,578,570 expire in 2017 and 2018, respectively.

During the year ended June 30, 2011, the Fund utilized capital loss carryovers of $259,751 and capital loss carryovers of $5,014,135 expired unused.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

Munder International Equity Fund

Notes to Financial Statements, June 30, 2011 (Unaudited) (continued)

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

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30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNINTLEQ1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder International

Fund — Core Equity

Class Y, A, C & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2011 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Carpenter and Jeffrey Sullivan

The MSCI ACWI (All Country World Index) Index ex U.S. (net dividends), the benchmark for the Fund, posted a -16.87% return for the six months ended December 31, 2011. The double-digit negative return of -19.85% for the July 1 through September 30 time period handily offset the positive return of 3.72% for the last three months of 2011. While the Fund did outperform its benchmark for the October through December months, its -19.72% return for the six-month time period as a whole trailed its MSCI ACWI benchmark, as well as the -17.12% median return for the Lipper universe of international multi-cap core mutual funds.

The factors that helped to boost the performance of the Fund during the six months ended December 31, 2011 included stock selection in the Fund’s telecommunication services, financials and consumer staples sectors, along with the strength of the holdings in Thailand, U.K., Netherlands and Mexico. These positive factors were offset by the relative weakness of the Fund’s industrials, materials and energy sectors, as well as in Taiwan, China, Australia and Poland.

The weakness in the Fund’s industrials sector was due largely to an overweight of Bombardier, Inc. (0.3% of the Fund), a Canadian aerospace and defense firm, as well as positions in Rheinmetall AG, a German automotive and defense company, and Zoomlion Heavy Industry Science & Technology Co., Ltd, a Chinese manufacturer of construction machinery equipment. Rheinmetall and Zoomlion were eliminated from the Fund in November. The principal detractors from the relative performance of the Fund’s materials sector were overweighted positions in two metals and mining stocks: KGHM Polska Miedz S.A. (0.4%), a Polish company, and Rio Tinto, Ltd. (1.1%), headquartered in Australia. A position in Trican Well Service Ltd. (0.9%), a Canadian oilfield services company, and an overweight in Yanzhou Coal Mining Co. Ltd., a Chinese company that was eliminated from the Fund in August, held back the relative performance of the Fund’s energy sector.

In terms of country-specific holdings, weakness among Taiwanese holdings was due largely to overweights of Taishin Financial Holding Co. Ltd (0.7%), a Taiwan bank, HTC Corp., a manufacturer of smartphones, and a position in TPK Holding Co. Ltd. (0.2%), a firm engaged in “touch technology” for products such as smartphones, ebooks and tablets, and ATM machines. HTC Corp. was eliminated from the Fund in December. The primary detractors from the relative performance of Chinese holdings included the Fund’s positions in Zoomlion and Yanzhou Coal Mining, and an overweight in Anhui Conch Cement Company Ltd., which was eliminated from the Fund in November. Rio Tinto Ltd. held back returns among the Fund’s Australian holdings, while KGHM Polska Miedz detracted from the performance of Polish holdings.

Turning to the sources of relative strength, a position in Total Access Communication PLC (0.6%), a Thailand mobile phone provider, was the primary source of positive relative performance in the Fund’s telecommunication services sector. In the Fund’s financials sector, the lack of a position in UniCredit S.p.A., an Italian-based bank, and an overweight of Daito Trust Construction Co. Ltd. (1.1%), a Japanese firm involved in a variety of real estate activities, including construction and the brokerage, management

iii

and leasing of real estate, were responsible for the strong relative return. Overweighted positions in a number of companies boosted the relative performance of the consumer staples sector. These included three stores involved in food retailing: Alimentation Couche Tard, Inc. (0.9%), a Canadian-based company with convenience store operations in a number of countries, including Canada, the U.S., Mexico, Japan and China, the U.K.-based Wm Morrison Supermarkets PLC (0.8%), and Aeon Co. Ltd. (0.7%), a Japanese company that operates supermarkets and convenience stores, as well as shopping malls and specialty stores. An overweight of Fomento Economico Mexicano S.A.B. de CV (0.8%), a beverage company and operator of a chain of convenience stores in Latin America, also boosted the returns of the sector.

Looking at the sources of country-specific relative strength, Total Access Communication was the key contributor to the relative strength of the Fund’s Thailand holdings. The relative performance of U.K. holdings was boosted by an overweight of Royal Dutch Shell PLC (2.5%) and Wm Morrison Supermarkets. A position in ASML Holding N.V. (0.6%), a provider of machines critical to the production of integrated circuits and microchips, and the lack of a position in ING Groep N.V., a company offering banking, insurance and asset management services, were largely responsible for the strength of the Netherlands holdings. Fomento Economico Mexicano boosted the returns for the Fund’s Mexico stocks.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI ACWI (All Country World Index) Index ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Returns provided for the MSCI ACWI Index ex U.S. are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international multi-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$802.84	$5.53	1.22%

Class A	$1,000.00	$802.21	$6.66	1.47%

Class C	$1,000.00	$797.78	$10.03	2.22%

Class I	$1,000.00	$802.32	$4.35	0.96%

Hypothetical

Class Y	$1,000.00	$1,019.00	$6.19	1.22%

Class A	$1,000.00	$1,017.75	$7.46	1.47%

Class C	$1,000.00	$1,013.98	$11.24	2.22%

Class I	$1,000.00	$1,020.31	$4.88	0.96%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 96.0%
Australia — 6.2%
5,647	Australia & New Zealand Banking Group Ltd	$118,576
5,471	BHP Billiton Ltd	192,606
52,268	Dexus Property Group	44,372
63,523	Goodman Group	37,034
5,366	Iluka Resources Ltd	85,069
3,911	Ramsay Health Care Ltd	77,123
2,389	Rio Tinto Ltd (b)	147,341
16,827	Stockland	54,902
17,220	Telstra Corp Ltd	58,650

		815,673

Belgium — 0.4%
931	Anheuser-Busch InBev NV	57,000

Brazil — 3.5%
3,640	Banco Bradesco SA, ADR	60,715
4,600	Banco do Brasil SA	58,448
2,603	BRF – Brasil Foods SA	50,825
2,555	Cia Energetica de Minas Gerais, ADR	45,453
1,600	Cielo SA	41,346
1,700	Obrascon Huarte Lain Brasil SA	55,596
2,040	Petroleo Brasileiro SA, ADR	47,919
1,591	Tim Participacoes SA, ADR	41,048
2,755	Vale SA, ADR	59,095

		460,445

Canada — 6.8%
3,801	Alimentation Couche Tard Inc, Class B	118,274
1,355	Bank of Montreal	74,324
2,117	Barrick Gold Corp	95,901
9,001	Bombardier Inc, Class B	35,872
1,057	Canadian Imperial Bank of Commerce/Canada	76,561
1,145	Intact Financial Corp	65,783
10,897	Neo Material Technologies Inc †	78,405
2,574	Suncor Energy Inc	74,232
994	TELUS Corp	56,240
3,259	TransForce Inc	41,427
6,700	Trican Well Service Ltd (b)	115,421
4,204	Yamana Gold Inc	61,982

		894,422

See Notes to Financial Statements.

1

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
China — 2.3%
200,000	Bank of China Ltd, H Shares	$73,906
54,948	China Coal Energy Co Ltd, H Shares	59,288
127,000	Industrial & Commercial Bank of China, H Shares (b)	75,547
850	Netease.com, ADR †	38,122
148,000	Zijin Mining Group Co Ltd, H Shares	55,453

		302,316

Denmark — 0.4%
362	Topdanmark A/S †	56,412

Finland — 1.3%
2,439	Elisa OYJ	50,917
1,117	Metso OYJ	41,419
930	Nokian Renkaat OYJ	29,947
2,157	Sampo OYJ, A Shares	53,517

		175,800

France — 4.8%
1,069	Alstom SA	32,417
2,127	ArcelorMittal	38,898
728	Arkema SA	51,539
2,132	BNP Paribas SA	83,746
803	Cie Generale des Etablissements Michelin, Class B	47,469
1,611	Renault SA	55,879
1,545	Sanofi	113,478
1,582	Total SA	80,876
1,073	Vinci SA	46,884
1,413	Vivendi SA	30,943
476	Zodiac Aerospace	40,340

		622,469

Germany — 3.9%
588	BASF SE (b)	41,011
986	Bayer AG	63,041
403	Brenntag AG	37,528
2,703	Deutsche Post AG	41,561
3,056	Freenet AG	39,552
794	Fresenius SE & Co KGaA	73,455
1,669	Hannover Rueckversicherung AG	82,786
1,300	Lanxess AG	67,301
1,088	SAP AG	57,523

		503,758

See Notes to Financial Statements.

2

Shares		Value(a)

Hong Kong — 3.5%
7,000	Cheung Kong Holdings Ltd	$83,415
18,000	Cheung Kong Infrastructure Holdings Ltd	104,872
8,000	China Mobile Ltd	78,181
39,000	CNOOC Ltd	68,393
2,500	HKT Trust / HKT Ltd †	1,468
56,000	Lenovo Group Ltd	37,350
115,000	PCCW Ltd	39,534
14,400	Sands China Ltd †	40,697

		453,910

Indonesia — 0.9%
305,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	75,806
14,500	United Tractors Tbk PT	42,137

		117,943

Israel — 0.9%
1,015	Check Point Software Technologies Ltd †	53,328
1,715	Teva Pharmaceutical Industries Ltd, ADR	69,217

		122,545

Italy — 2.4%
24,084	Enel SpA	98,001
4,853	ENI SpA	100,559
975	Saipem SpA	41,453
16,714	Snam Rete Gas SpA	73,679

		313,692

Japan — 14.4%
6,800	Aeon Co Ltd	93,382
1,400	Aisin Seiki Co Ltd	39,906
3,200	Bridgestone Corp	72,548
1,800	Canon Inc	79,745
17,000	Chiba Bank Ltd/The	109,549
1,700	Daito Trust Construction Co Ltd	145,771
4,000	Daiwa House Industry Co Ltd	47,707
1,626	Dena Co Ltd	48,778
34	Fuji Media Holdings Inc	51,550
14,000	Hitachi Ltd	73,483
1,300	Honda Motor Co Ltd	39,657
400	Idemitsu Kosan Co Ltd	41,263
2,000	Komatsu Ltd	46,746
500	Kyocera Corp	40,210

See Notes to Financial Statements.

3

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
6,700	Mitsubishi Corp	$135,358
30,500	Mizuho Financial Group Inc	41,211
1,857	Nippon Telegraph & Telephone Corp	94,937
9,400	Nissan Motor Co Ltd	84,511
760	ORIX Corp	62,799
1,500	Otsuka Holdings Co Ltd	42,172
6,000	Rengo Co Ltd	41,860
1,900	Seven & I Holdings Co Ltd	52,949
1,500	Softbank Corp	44,180
3,900	Sumitomo Electric Industries Ltd	42,461
4,600	Sumitomo Mitsui Financial Group Inc	128,133
3,700	Tokyo Seimitsu Co Ltd	70,520
2,000	Toyo Suisan Kaisha Ltd	48,460
1,700	West Japan Railway Co	73,879

		1,893,725

Malaysia — 1.5%
48,534	Alliance Financial Group Bhd	60,476
17,200	Genting Bhd	59,685
24,592	Sime Darby Bhd	71,371

		191,532

Mexico — 1.1%
41,300	America Movil SAB de CV, Series L	46,702
14,300	Fomento Economico Mexicano SAB de CV	99,943

		146,645

Netherlands — 1.8%
1,783	ASML Holding NV	74,941
1,395	European Aeronautic Defence and Space Co NV	43,602
3,904	Koninklijke KPN NV	46,713
1,844	Unilever NV	63,412

		228,668

Norway — 0.8%
7,300	DNB ASA	71,464
950	Yara International ASA	38,122

		109,586

Poland — 0.8%
1,542	KGHM Polska Miedz SA	49,422
33,264	Tauron Polska Energia SA	51,571

		100,993

See Notes to Financial Statements.

4

Shares		Value(a)

Portugal — 0.6%
23,762	EDP – Energias de Portugal SA	$73,533

Russian Federation — 1.6%
13,105	Gazprom OAO, ADR	139,975
33,113	Sberbank of Russia	74,504

		214,479

Singapore — 2.1%
11,000	DBS Group Holdings Ltd	97,699
145,000	Golden Agri-Resources Ltd	79,931
8,000	Keppel Corp Ltd	57,361
13,000	SembCorp Industries Ltd	40,592

		275,583

South Africa — 2.3%
865	AngloGold Ashanti Ltd	36,796
6,235	Barloworld Ltd	58,028
2,997	Exxaro Resources Ltd	62,371
5,790	Imperial Holdings Ltd	88,580
20,606	Life Healthcare Group Holdings Pte Ltd	52,686

		298,461

South Korea — 3.4%
8,620	BS Financial Group Inc †	82,683
283	Honam Petrochemical Corp †	73,207
1,900	Hyundai Marine & Fire Insurance Co Ltd	56,901
630	Hyundai Motor Co †	116,484
127	Samsung Electronics Co Ltd	116,637

		445,912

Spain — 1.8%
457	Inditex SA	37,428
22,401	Mapfre SA	71,177
1,825	Red Electrica Corp SA	78,100
1,653	Repsol YPF SA	50,778

		237,483

Sweden — 1.9%
6,700	Skandinaviska Enskilda Banken AB, A Shares	39,030
5,590	Swedbank AB, A Shares	72,413
2,357	Tele2 AB, B Shares	45,859
5,492	Telefonaktiebolaget LM Ericsson, B Shares	56,180
3,061	Wihlborgs Fastigheter AB	40,475

		253,957

See Notes to Financial Statements.

5

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Switzerland — 5.4%
4,688	ABB Ltd †	$88,240
912	Aryzta AG	44,080
1,509	Cie Financiere Richemont SA	76,326
1,309	Nestle SA	75,254
4,197	Novartis AG (b)	239,943
865	Swiss Life Holding AG †	79,566
482	Zurich Financial Services AG †	109,044

		712,453

Taiwan — 1.9%
13,000	Catcher Technology Co Ltd	60,322
254,540	Taishin Financial Holding Co Ltd	88,268
5,115	Taiwan Semiconductor Manufacturing Co Ltd, ADR	66,035
2,200	TPK Holding Co Ltd †	28,664

		243,289

Thailand — 0.6%
33,800	Total Access Communication PCL	74,456

Turkey — 0.4%
9,109	Turkiye Halk Bankasi AS	47,619

United Kingdom — 16.3%
25,402	Aberdeen Asset Management PLC	83,633
2,327	Associated British Foods PLC	40,005
1,829	AstraZeneca PLC	84,503
18,295	Aviva PLC	85,464
14,093	BAE Systems PLC	62,398
18,534	Barclays PLC	50,673
14,846	BP PLC	106,172
2,343	British American Tobacco PLC	111,180
32,232	BT Group PLC	95,558
9,211	Centrica PLC	41,383
4,461	Diageo PLC	97,441
17,724	HSBC Holdings PLC	135,163
10,781	IG Group Holdings PLC	79,847
26,495	Kingfisher PLC	103,155
2,456	Pearson PLC	46,151
1,769	Petrofac Ltd	39,588
3,666	Rolls-Royce Holdings PLC †	42,501
8,736	Royal Dutch Shell PLC, B Shares (b)	332,934
18,345	Tesco PLC	114,942
13,795	Vodafone Group PLC (b)	38,327

See Notes to Financial Statements.

6

Shares		Value(a)

United Kingdom (Continued)
2,309	Weir Group PLC/The	$72,865
3,351	Whitbread PLC	81,392
20,523	WM Morrison Supermarkets PLC	103,967
6,143	Xstrata PLC	93,302

		2,142,544

TOTAL COMMON STOCKS
(Cost $12,804,098)		12,587,303

PREFERRED STOCKS — 1.0%
Germany — 1.0%
1,297	Henkel AG & Co KGaA	74,851
445	Volkswagen AG	66,665

TOTAL PREFERRED STOCKS
(Cost $143,095)		141,516

INVESTMENT COMPANIES — 2.3%
6,745	iShares S&P India Nifty 50 Index Fund	133,146
166,817	State Street Institutional Government Money Market Fund	166,817

TOTAL INVESTMENT COMPANIES
(Cost $344,083)		299,963

TOTAL INVESTMENTS
(Cost $13,291,276)	99.3%	13,028,782
OTHER ASSETS AND LIABILITIES (Net)	0.7	85,309

NET ASSETS	100.0%	$13,114,091

†	Non-income producing security.

(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (See Notes to Financial Statements, Note 2).

(b)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts.

ABBREVIATIONS:
ADR	—	American Depositary Receipt

See Notes to Financial Statements.

7

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

At December 31, 2011, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	13.1%	$1,720,708
Oil, Gas & Consumable Fuels	8.4	1,102,389
Metals & Mining	7.5	978,237
Insurance	5.0	660,650
Pharmaceuticals	4.7	612,354
Diversified Telecommunication Services	4.0	520,818
Food & Staples Retailing	3.7	483,514
Food Products	3.6	477,773
Electric Utilities	3.4	451,530
Wireless Telecommunication Services	2.8	362,446
Chemicals	2.7	349,585
Semiconductors & Semiconductor Equipment	2.5	328,133
Real Estate Management & Development	2.4	317,368
Automobiles	2.3	296,531
Beverages	1.9	254,384
Trading Companies & Distributors	1.8	230,914
Aerospace & Defense	1.7	224,713
Health Care Providers & Services	1.6	203,264
Machinery	1.6	203,167
Energy Equipment & Services	1.5	196,462
Auto Components	1.5	189,870
Hotels, Restaurants & Leisure	1.4	181,774
Industrial Conglomerates	1.3	169,324
Electrical Equipment	1.2	163,118
Diversified Financial Services	1.1	142,646
Electronic Equipment & Instruments	1.1	142,357
Specialty Retail	1.1	140,583
Real Estate Investment Trusts (REITs)	1.0	136,308
Road & Rail	0.9	115,306
Tobacco	0.8	111,180
Software	0.8	110,851
Media	0.7	97,701
Computers & Peripherals	0.7	97,672
Distributors	0.7	88,580
Internet Software & Services	0.7	86,900
Capital Markets	0.6	83,633
Office Electronics	0.6	79,745
Textiles, Apparel & Luxury Goods	0.6	76,326
Gas Utilities	0.6	73,679
Communications Equipment	0.4	56,180
Transportation Infrastructure	0.4	55,596

See Notes to Financial Statements.

8

	% of Net Assets	Value
Construction & Engineering	0.4%	$46,884
Containers & Packaging	0.3	41,860
Air Freight & Logistics	0.3	41,561
Multi-Utilities	0.3	41,383
Information Technology Services	0.3	41,346

TOTAL COMMON STOCKS	96.0	12,587,303
PREFERRED STOCKS:
Household Products	0.5	74,851
Automobiles	0.5	66,665

TOTAL PREFERRED STOCKS	1.0	141,516
INVESTMENT COMPANIES	2.3	299,963

TOTAL INVESTMENTS	99.3	13,028,782
OTHER ASSETS AND LIABILITIES (Net)	0.7	85,309

NET ASSETS	100.0%	$13,114,091

See Notes to Financial Statements.

9

Munder International Fund — Core Equity

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$13,028,782
Foreign currency, at value	60,651
Dividends receivable	79,098
Receivable from Advisor	34,668
Deposits with brokers for futures contracts	12,000
Variation margin receivable on open futures contracts	690
Prepaid expenses and other assets	33,071

Total Assets	13,248,960

LIABILITIES:
Payable for investment securities purchased	1,444
Trustees’ fees and expenses payable	64,344
Investment advisory fees payable	8,892
Custody fees payable	8,100
Administration fees payable	6,438
Deferred foreign taxes payable	2,614
Transfer agency/record keeping fees payable	671
Distribution and shareholder servicing fees payable — Class A and C Shares	67
Accrued expenses and other payables	42,299

Total Liabilities	134,869

NET ASSETS	$13,114,091

Investments, at cost	$13,291,276

Foreign currency, at cost	$60,256

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(155,969)
Accumulated net realized loss on investments sold	(70,654,519)
Net unrealized depreciation of investments and futures contracts	(265,044)
Paid-in capital	84,189,623

$13,114,091

NET ASSETS:
Class Y Shares	$2,308,710

Class A Shares	$149,402

Class C Shares	$39,256

Class I Shares	$10,616,723

SHARES OUTSTANDING:
Class Y Shares	432,573

Class A Shares	27,942

Class C Shares	7,368

Class I Shares	1,989,837

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$5.34

CLASS A SHARES:
Net asset value and redemption price per share	$5.35

Maximum sales charge	5.50%
Maximum offering price per share	$5.66

CLASS C SHARES:
Net asset value and offering price per share*	$5.33

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$5.34

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Fund — Core Equity

Statement of Operations, For the Period Ended December 31, 2011

(Unaudited)

INVESTMENT INCOME:
Interest	$8
Dividends(a)	191,754

Total Investment Income	191,762

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	207
Class C Shares	355
Custody fees	71,961
Investment advisory fees	63,786
Administration fees	38,208
Trustees’ fees and expenses	31,291
Registration and filing fees (b)	28,695
Legal and audit fees	25,638
Printing and mailing fees (c)	14,927
Transfer agency/record keeping fees (d)	3,321
Other	7,522

Total Expenses	285,911
Expenses reimbursed by Advisor	(205,334)

Net Expenses	80,577

NET INVESTMENT INCOME	111,185

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions (e)	(1,241,874)
Futures contracts	(368,697)
Foreign currency-related transactions	(25,792)
Net change in unrealized appreciation/(depreciation) of:
Securities (f)	(2,791,757)
Futures contracts	(8,108)
Foreign currency-related transactions	(11,648)

Net realized and unrealized loss on investments	(4,447,876)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,336,691)

(a)	Net of foreign withholding taxes of $17,448.

(b)	Registration and filing fees —The amounts for Class Y, Class A, Class C & Class I Shares were $19,491, $1,382, $648 and $7,174, respectively.

(c)	Printing and mailing fees — The amounts for Class Y, Class A, Class C & Class I Shares were $1,917, $133, $63 and $12,814, respectively.

(d)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C & Class I Shares were $1,043, $73, $34 and $2,171, respectively.

(e)	Net of realized foreign taxes of $5,088.

(f)	Net of deferred foreign taxes of $2,614.

See Notes to Financial Statements.

12

Munder International Fund — Core Equity

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$111,185	$544,128
Net realized gain/(loss) from security transactions, futures contracts and foreign currency-related transactions	(1,636,363)	3,510,802
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	(2,811,513)	8,394,745

Net increase/(decrease) in net assets resulting from operations	(4,336,691)	12,449,675
Dividends to shareholders from net investment income:
Class Y Shares	(140,492)	(72,099)
Class A Shares	(8,727)	(6,844)
Class C Shares	(2,018)	(1,907)
Class I Shares	(672,115)	(911,196)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	234,732	(109,004)
Class A Shares	255	(97,453)
Class C Shares	(29,561)	(3,564)
Class I Shares	(5,808,352)	(29,603,556)

Net decrease in net assets	(10,762,969)	(18,355,948)
NET ASSETS:
Beginning of Period	23,877,060	42,233,008

End of Period	$13,114,091	$23,877,060

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(155,969)	$556,198

See Notes to Financial Statements.

13

Munder International Fund — Core Equity

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$134,016	$878,597
Issued as reinvestment of dividends	140,492	72,099
Redeemed	(39,776)	(1,059,700)

Net increase/(decrease)	$234,732	$(109,004)

Class A Shares:
Sold	$22,260	$38,041
Issued as reinvestment of dividends	8,404	6,556
Redeemed	(30,409)	(142,050)

Net increase/(decrease)	$255	$(97,453)

Class C Shares:
Sold	$4,627	$14,352
Issued as reinvestment of dividends	2,018	862
Redeemed	(36,206)	(18,778)

Net decrease	$(29,561)	$(3,564)

Class I Shares:
Sold	$1,310,000	$880,599
In-kind subscription	—	14,310,680
Issued as reinvestment of dividends	672,115	825,503
Redeemed	(7,790,467)	(45,620,338)

Net decrease	$(5,808,352)	$(29,603,556)

See Notes to Financial Statements.

14

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	24,010	126,742
Issued as reinvestment of dividends	26,760	10,650
Redeemed	(7,017)	(168,422)

Net increase/(decrease)	43,753	(31,030)

Class A Shares:
Sold	4,041	5,391
Issued as reinvestment of dividends	1,598	967
Redeemed	(5,171)	(21,022)

Net increase/(decrease)	468	(14,664)

Class C Shares:
Sold	794	2,112
Issued as reinvestment of dividends	385	128
Redeemed	(6,619)	(2,735)

Net decrease	(5,440)	(495)

Class I Shares:
Sold	229,556	141,356
In-kind subscription	—	2,062,058
Issued as reinvestment of dividends	128,022	121,935
Redeemed	(1,302,753)	(6,560,529)

Net decrease	(945,175)	(4,235,180)

See Notes to Financial Statements.

15

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$7.09		$5.52	$5.45	$9.38	$10.00

Income/(loss) from investment operations:
Net investment income	0.04		0.11	0.09	0.16	0.29
Net realized and unrealized gain/(loss) on investments	(1.44)		1.69	0.16	(3.87)	(0.94)

Total from investment operations	(1.40)		1.80	0.25	(3.71)	(0.65)

Less distributions:
Dividends from net investment income	(0.35)		(0.23)	(0.18)	(0.22)	—

Total distributions	(0.35)		(0.23)	(0.18)	(0.22)	—

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	0.03

Net asset value, end of period	$5.34		$7.09	$5.52	$5.45	$9.38

Total return(d)	(19.72)%		32.83%	4.14%	(40.00)%	(6.20	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,309		$2,756	$2,317	$3,705	$3,770
Ratio of operating expenses to average net assets	1.22	%(f)	1.28%	1.36%	1.36%	1.36	%(f)
Ratio of net investment income to average net assets	1.24	%(f)	1.64%	1.38%	2.73%	3.33	%(f)
Portfolio turnover rate	46%		81%	67%	52%	72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	4.91	%(f)	4.06%	2.19%	2.39%	1.63	%(f)

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 16, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (6.50)% for Class Y and (6.70)% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
$7.09		$5.52	$5.46	$9.36	$10.00

0.03		0.08	0.10	0.10	0.15

(1.44)		1.70	0.12	(3.81)	(0.82)

(1.41)		1.78	0.22	(3.71)	(0.67)

(0.33)		(0.21)	(0.16)	(0.19)	—

(0.33)		(0.21)	(0.16)	(0.19)	—

—		—	0.00 (c)	0.00 (c)	0.00	(c)

—		—	—	—	0.03

$5.35		$7.09	$5.52	$5.46	$9.36

(19.78)%		32.49%	3.87%	(40.08)%	(6.40	)%(e)

$149		$195	$233	$297	$14,779

1.47	%(f)	1.54%	1.61%	1.61%	1.61	%(f)

0.97	%(f)	1.27%	1.54%	1.30%	1.72	%(f)
46%		81%	67%	52%	72%

5.22	%(f)	4.28%	2.36%	2.41%	1.92	%(f)

See Notes to Financial Statements.

17

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$7.05		$5.49	$5.43	$9.30	$10.00

Income/(loss) from investment operations:
Net investment income	0.01		0.05	0.03	0.07	0.14
Net realized and unrealized gain/(loss) on investments	(1.44)		1.67	0.15	(3.82)	(0.87)

Total from investment operations	(1.43)		1.72	0.18	(3.75)	(0.73)

Less distributions:
Dividends from net investment income	(0.29)		(0.16)	(0.12)	(0.12)	—

Total distributions	(0.29)		(0.16)	(0.12)	(0.12)	—

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	0.03

Net asset value, end of period	$5.33		$7.05	$5.49	$5.43	$9.30

Total return(d)	(20.22)%		31.49%	2.92%	(40.54)%	(7.00	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$39		$90	$73	$103	$204
Ratio of operating expenses to average net assets	2.22	%(f)	2.29%	2.36%	2.36%	2.36	%(f)
Ratio of net investment income to average net assets	0.21	%(f)	0.69%	0.56%	1.24%	1.69	%(f)
Portfolio turnover rate	46%		81%	67%	52%	72%
Ratio of operating expenses to average net assets without expense reimbursements	6.10	%(f)	5.03%	3.14%	3.36%	2.61	%(f)

(a)	Class C Shares and Class I Shares of the Fund commenced operations on August 16, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (7.30)% for Class C and (6.30)% for Class I Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

I Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
$7.10		$5.52	$5.46	$9.40	$10.00

0.04		0.11	0.12	0.15	0.21
(1.44)		1.72	0.14	(3.85)	(0.84)

(1.40)		1.83	0.26	(3.70)	(0.63)

(0.36)		(0.25)	(0.20)	(0.24)	—

(0.36)		(0.25)	(0.20)	(0.24)	—

—		—	0.00 (c)	0.00 (c)	0.00	(c)

—		—	—	—	0.03

$5.34		$7.10	$5.52	$5.46	$9.40

(19.77)%		33.36%	4.22%	(39.80)%	(6.00	)%(e)

$10,617		$20,836	$39,610	$45,325	$114,342
0.96	%(f)	1.04%	1.10%	1.10%	1.10	%(f)
1.43	%(f)	1.68%	1.92%	2.45%	2.39	%(f)
46%		81%	67%	52%	72%
3.31	%(f)	2.12%	1.51%	1.54%	1.38	%(f)

See Notes to Financial Statements.

19

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20

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder International Fund-Core Equity (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class C, Class Y and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities

21

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities*	Investments in Other Financial Instruments**
Level 1 — Quoted Prices	$13,028,782	$5,232
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$13,028,782	$5,232

*	Securities that were fair valued due to a significant event with a total value of $19,431,312 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended December 31, 2011.

**	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

22

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to

23

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

24

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Short-Term Trading (Redemption) Fees: Prior to October 30, 2010, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund’s tax returns since inception remain subject to examination by U.S. federal and state tax authorities.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.80% on the first $1 billion of its average daily net assets, and 0.75% on average daily net assets exceeding $1 billion. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.80% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange

25

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Commission) at 1.47%, 2.22%, 1.22%, and 0.96% for Class A, Class C, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $205,334, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2011, the total amount eligible for repayment to the Advisor was $1,027,243. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates subject to a Fund minimum fee of $68,000.

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $38,208 before payment of sub-administration fees and $24,801 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.4792% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance

26

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y and Class I Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class C Shares 12b-1 Fees
0.25%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $7,078,123 and $12,960,678, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $876,502, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,138,996 and net depreciation for financial reporting purposes was $262,494. At

27

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

December 31, 2011, aggregate cost for financial reporting purposes was $13,291,276.

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments as of December 31, 2011 is as follows:

	Asset Derivatives
Derivatives	Balance Sheet Location	Fair Value
Equity Contracts (Futures)	Net Assets — Unrealized Appreciation	$5,232	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses the current day’s variation margin.

For the period ended December 31, 2011, the Fund had the following derivative activity:

Derivatives	Net Realized Loss Recognized in Income	Net Change in Unrealized Appreciation/(Depreciation) Recognized in Income
Equity Contracts (Futures)	$(368,697)	$(8,108)

At December 31, 2011, the Fund had the following open financial futures contracts*:

Long Positions	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
MSCI EAFE Emini Index, March 2012	2	$135,708	$140,940	$5,232

*	Volume of derivatives held at year end is indicative of the approximate volume held during the year.

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

28

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

8.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $128.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses and passive foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$425,143	$(425,143)

29

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

During the years ended June 30, 2011 and June 30, 2010, dividends of $992,046 and $1,464,031 were paid to shareholders from ordinary income, respectively.

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Post October Loss Deferral	Capital Loss Carryover	Unrealized Appreciation	Total
$645,131	$(185,978)	$(68,518,516)	$2,183,083	$(65,876,280)

The differences between book and tax distributable earnings were primarily due to wash sales, forward contracts mark to market, futures contracts mark to market, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes $68,518,516 of unused capital losses of which $34,535, $29,027,859, $38,467,031 and $989,091 expire in 2016, 2017, 2018 and 2019, respectively.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2010 and June 30, 2011 of $185,978.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNIFCE1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder International

Small-Cap Fund

Class Y, A, C & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. A substantial portion of the Fund’s assets is invested in securities of Japanese and U.K. issuers; therefore, adverse market conditions affecting those countries may have a more pronounced effect on the Fund. Smaller company stocks are more volatile and less liquid than larger, more established company securities.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2011 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

COUNTRY ALLOCATION*

*	Country classification is based on the country classification assigned within the Fund’s benchmark and does not include exposure through holdings of foreign currencies.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Evers and Daniel LeVan

The small-cap segment of the international equity markets, as measured by the S&P® Developed ex-U.S. SmallCap Index (net dividends), experienced a negative return of -19.99% for the three months ended September 30, 2011. The market then experienced a slight rebound, generating a 1.19% return for the October 1 through December 31 time period. For the entire six months ended December 31, 2011, the Index posted a -19.04% return. Although the performance of the Fund reflected this negative stock market environment, the Fund did show relative strength. Its -18.13% return for the six-month time period bested both its S&P® Developed ex-U.S. SmallCap (net dividends) benchmark and the -19.62% median return for the Lipper universe of international small/mid-cap core mutual funds.

The sectors of the Fund with the strongest relative performance included financials, information technology, health care, energy and consumer discretionary. Among the countries represented in the Fund, France, Sweden and Hong Kong holdings had the largest positive impact on relative strength. These positive factors more than offset the relative weakness of the Fund’s materials sectors, as well as its South Korean and Switzerland holdings.

Detractors from the relative strength of the Fund’s materials sector included overweights of SKC Co. Ltd. (0.3% of the Fund), a South Korean chemical company, SEMAFO, Inc. (0.6%), a Canadian-based gold mining company with production and exploration activities in West Africa, and Dongkuk Steel Mill Co. Ltd. (0.3%), a South Korean steel company. SKC Co. and Dongkuk Steel Mill Co. were also responsible for the weakness in the Fund’s South Korean holdings. The relative weakness of the Fund’s Switzerland holdings was due largely to overweights of Forbo Holding AG, a provider of floor coverings, adhesives and various types of belts, including conveyor belts, and Swiss Life Holding AG (0.5%), which offers life insurance and pension products and services. Forbo Holding was eliminated from the Fund in August.

Turning to the positive side of the ledger, the largest contributors to the relative performance of the Fund’s financials sector included overweights of Hulic Co. Ltd. (0.6%), a Japanese firm involved in real estate management and development, as well as insurance services, Lancashire Holdings Ltd. (0.7%), a U.K. insurance and reinsurance company, and Osaka Securities Exchange Co. Ltd. (0.5%), a Japanese exchange providing a marketplace for transactions of securities and securities-related futures and options. In the Fund’s information technology sector, overweights of NET One Systems Co. Ltd. (0.5%), a Japanese provider of information technology services, and Atea ASA (1.0%), a Norwegian company that provides hardware and software products and consulting services, contributed to relative strength. Overweights of two Japanese companies were largely responsible for the relative strength of the Fund’s health care sector: Ship Healthcare Holdings, Inc. (0.8%), a company that develops and markets medical equipment, and Nichii Gakkan Co. (0.6%), a provider of medical and nursing care services, including home care support. Overweights of two oil & gas exploration and production firms boosted the relative performance of the Fund’s energy sector: Lundin Petroleum AB (0.4%), a Swedish firm, and Beach Energy Ltd. (0.5%), headquartered in Australia. Overweights of Dollarama, Inc. (0.7%) and Kadokawa Group Holdings, Inc.

iii

(0.6%) were the largest contributors to relative strength in the Fund’s consumer discretionary sector. Dollarama is a Canadian dollar store operator. The Japanese Kadokawa Group encompasses companies involved in publishing and other media activities.

Among the countries represented in the Fund, France, Sweden and Hong Kong showed the greatest relative strength. The strong relative performance of French stocks was due to an underweight of Alcatel-Lucent and an overweight of Zodiac Aerospace (0.8%), an aerospace and defense firm. Alcatel-Lucent was eliminated from the Fund in November. Lundin Petroleum AB was the key contributor to the strength of the Fund’s Swedish holdings. An overweight of Hutchinson Telecommunications Hong Kong Holdings Ltd. (0.6%), offering integrated telecommunication services, boosted the relative return of Hong Kong holdings.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P® Developed ex-U.S. SmallCap Index consists of the bottom 15% (based on total market capitalization) of companies from each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 26 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading volume of at least US$50 million. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international small/mid-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$818.69	$6.67	1.46%

Class A	$1,000.00	$817.58	$7.81	1.71%

Class C	$1,000.00	$815.44	$11.23	2.46%

Class I	$1,000.00	$820.30	$5.49	1.20%

Hypothetical

Class Y	$1,000.00	$1,017.80	$7.41	1.46%

Class A	$1,000.00	$1,016.54	$8.67	1.71%

Class C	$1,000.00	$1,012.77	$12.45	2.46%

Class I	$1,000.00	$1,019.10	$6.09	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 97.8%
Australia — 6.8%
344,764	Ausdrill Ltd	$1,057,874
919,512	Beach Energy Ltd	1,161,489
438,843	Boart Longyear Ltd	1,247,800
19,973	Campbell Brothers Ltd	1,000,787
283,801	Challenger Ltd/AU	1,198,822
1,087,188	Commonwealth Property Office Fund	1,061,937
391,756	DuluxGroup Ltd	1,157,989
1,487,458	Envestra Ltd	1,087,781
1,484,344	FKP Property Group	728,730
489,201	FlexiGroup Ltd	933,162
85,355	Flight Centre Ltd	1,407,294
130,082	GrainCorp Ltd	1,044,426
45,848	Iluka Resources Ltd	726,847
678,277	Mount Gibson Iron Ltd	776,991
657,354	Spark Infrastructure Group	924,470
563,233	St Barbara Ltd †	1,117,585

		16,633,984

Austria — 0.2%
25,218	RHI AG (c)	492,840

Belgium — 0.8%
19,918	Barco NV	999,190
13,691	Kinepolis Group NV	977,412

		1,976,602

Canada — 12.9%
27,156	AltaGas Ltd	848,733
24,562	Atco Ltd/Canada, Class I	1,452,383
103,035	AuRico Gold Inc †	828,326
69,026	Calfrac Well Services Ltd	1,931,034
59,514	Canadian Apartment Properties REIT	1,303,320
48,293	Canfor Pulp Products Inc	588,760
112,564	Celestica Inc †	827,587
147,561	Copper Mountain Mining Corp †	815,478
504,564	Delphi Energy Corp †	1,049,988
36,892	Dollarama Inc	1,611,479
140,845	Dundee Precious Metals Inc †	1,136,438
77,449	Ensign Energy Services Inc	1,235,383
162,158	Gran Tierra Energy Inc †	778,358
25,347	Home Capital Group Inc	1,221,632
86,345	Jean Coutu Group PJC Inc/The, Class A	1,080,637

See Notes to Financial Statements.

1

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Canada (Continued)
135,657	Major Drilling Group International	$2,069,310
26,060	Manitoba Telecom Services Inc	758,970
115,900	Martinrea International Inc †	847,563
267,403	Neo Material Technologies Inc †	1,923,989
14,405	Open Text Corp †	736,672
33,727	Pan American Silver Corp	737,607
88,000	Pason Systems Inc	1,036,564
45,453	Peyto Exploration & Development Corp	1,088,195
83,138	Provident Energy Ltd	803,837
218,662	SEMAFO Inc	1,416,608
14,203	SXC Health Solutions Corp †	798,435
95,703	TransForce Inc	1,216,544
31,620	Wajax Corp	1,196,827

		31,340,657

Denmark — 1.3%
42,380	Christa Hansen Holding A/S	921,641
116,252	GN Store Nord A/S	979,276
8,065	Topdanmark A/S †	1,256,799

		3,157,716

Finland — 2.0%
36,506	Cargotec Oyj, B Shares	1,085,757
92,588	Huhtamaki OYJ	1,097,662
43,503	PKC Group OYJ	646,367
347,252	Sponda OYJ	1,402,225
47,291	Tieto OYJ	673,270

		4,905,281

France — 5.3%
22,218	Arkema SA	1,572,934
25,256	AtoS	1,108,436
38,271	Ingenico	1,381,950
67,682	Medica SA	1,138,767
25,924	Mersen	783,443
41,695	Saft Groupe SA	1,179,108
20,754	Societe BIC SA	1,839,970
15,020	Sopra Group SA	693,995
32,240	Valeo SA	1,281,425
24,146	Zodiac Aerospace	2,046,314

		13,026,342

See Notes to Financial Statements.

2

Shares		Value(a)

Germany — 5.5%
45,619	Aareal Bank AG †	$825,708
22,871	Bilfinger Berger SE	1,950,101
39,245	Duerr AG	1,726,957
89,453	Freenet AG	1,157,746
49,727	GEA Group AG	1,406,248
33,900	Gerresheimer AG	1,412,558
22,606	Hannover Rueckversicherung AG	1,121,306
123,376	Infineon Technologies AG	928,696
18,656	Kabel Deutschland Holding AG †	946,867
25,079	Lanxess AG	1,298,340
22,198	Leoni AG	739,792

		13,514,319

Hong Kong — 1.8%
798,000	Dah Chong Hong Holdings Ltd	940,141
1,744,000	Giordano International Ltd	1,261,979
404,857	Great Eagle Holdings Ltd	794,430
3,738,000	Hutchison Telecommunications Hong Kong Holdings Ltd	1,439,062
532,453	Peace Mark Holdings Ltd †,(b),(d)	0

		4,435,612

Israel — 0.4%
55,946	Allot Communications Ltd †	850,379

Italy — 2.7%
76,283	Banca Generali SpA	710,851
105,554	De’Longhi SpA	933,069
47,571	Lottomatica SpA †	714,814
109,487	MARR SpA	918,948
186,764	Pirelli & C SpA	1,572,384
154,402	Recordati SpA	1,116,078
7,214	Tod’s SpA	588,680

		6,554,824

Japan — 18.5%
1,279	Accordia Golf Co Ltd	920,574
84,900	Asahi Holdings Inc	1,684,322
45,700	Capcom Co Ltd	1,079,415
110	Frontier Real Estate Investment Corp	891,776
119,000	Hitachi Kokusai Electric Inc	966,286
116,500	Hulic Co Ltd	1,359,192
112,000	Japan Aviation Electronics Industry Ltd	774,120
24,359	K’s Holdings Corp (c)	965,246

See Notes to Financial Statements.

3

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Japan (Continued)
42,484	Kadokawa Group Holdings Inc	$1,477,032
133,000	Kagoshima Bank Ltd/The	933,091
74,300	Kintetsu World Express Inc	2,162,297
238,000	Makino Milling Machine Co Ltd	1,465,662
475	NET One Systems Co Ltd	1,295,342
115,900	Nichii Gakkan Co	1,413,929
206,000	Nichirei Corp	998,285
60,400	Nihon Kohden Corp	1,490,186
145,000	Nippon Denko Co Ltd	655,580
125,000	Nippon Shokubai Co Ltd	1,343,056
65,500	Noritz Corp	1,193,926
215	Osaka Securities Exchange Co Ltd	1,234,637
222,100	Pioneer Corp †	998,397
213,000	Rengo Co Ltd	1,486,047
27,900	Ryohin Keikaku Co Ltd	1,361,108
91,000	San-In Godo Bank Ltd/The	682,175
169,000	Shiga Bank Ltd/The	1,150,526
85,400	Ship Healthcare Holdings Inc	1,866,218
66,400	SHO-BOND Holdings Co Ltd	1,461,369
148,800	Sumitomo Forestry Co Ltd	1,314,590
21,200	Sumitomo Real Estate Sales Co Ltd	827,673
53,700	Taikisha Ltd	1,149,070
37,900	Tamron Co Ltd	914,386
160,000	Tokai Carbon Co Ltd	868,910
72,400	Tokyo Seimitsu Co Ltd	1,379,899
101,000	Toshiba Plant Systems & Services Corp	1,024,828
32,300	Tsuruha Holdings Inc	1,806,567
254,000	Yokohama Rubber Co Ltd/The	1,425,594
126,000	Zeon Corp	1,093,517

		45,114,828

Luxembourg — 0.4%
8,833	Millicom International Cellular SA, SDR	884,962

Netherlands — 2.3%
117,926	Aalberts Industries NV	1,981,082
20,607	Eurocommercial Properties NV	654,230
26,276	Imtech NV	680,665
79,198	SBM Offshore NV	1,631,833
13,015	Vastned Retail NV	582,826

		5,530,636

See Notes to Financial Statements.

4

Shares		Value(a)

Norway — 1.0%
246,578	Atea ASA	$2,473,675

Singapore — 1.5%
831,000	First Resources Ltd	967,434
1,318,000	Mapletree Commercial Trust	863,729
443,760	Miclyn Express Offshore Ltd	898,678
4,634,000	Yongnam Holdings Ltd	821,726

		3,551,567

South Korea — 4.1%
84,220	BS Financial Group Inc †	807,839
14,396	Daum Communications Corp †	1,499,583
43,990	Dongkuk Steel Mill Co Ltd †	782,808
53,080	Handsome Co Ltd †	1,368,469
27,960	Hyundai Marine & Fire Insurance Co Ltd	837,344
11,495	Korea District Heating Corp †	623,644
37,090	LG International Corp †	1,518,050
18,327	SFA Engineering Corp †	970,440
31,219	Silicon Works Co Ltd †	845,515
25,610	SKC Co Ltd †	846,997

		10,100,689

Spain — 2.3%
183,286	Bankinter SA	1,126,785
42,632	Bolsas y Mercados Espanoles SA	1,147,671
145,166	Jazztel PLC †	702,112
25,825	Red Electrica Corp SA	1,105,165
43,133	Viscofan SA	1,599,942

		5,681,675

Sweden — 3.4%
78,901	Boliden AB	1,152,208
90,074	Castellum AB	1,116,428
40,199	Lundin Petroleum AB †	988,320
152,100	Meda AB, A Shares	1,582,430
222,600	Trelleborg AB, B Shares	1,932,614
112,579	Wihlborgs Fastigheter AB	1,488,610

		8,260,610

Switzerland — 5.7%
7,620	Acino Holding AG	816,110
28,617	Aryzta AG	1,383,170
23,263	Austriamicrosystems AG	951,027
3,407	Banque Cantonale Vaudoise	1,654,896

See Notes to Financial Statements.

5

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Switzerland (Continued)
1,001	Barry Callebaut AG †	$986,294
4,816	Bucher Industries AG	841,890
11,600	Dufry AG †	1,067,625
6,217	Flughafen Zuerich AG	2,157,715
3,362	Helvetia Holding AG	1,055,882
9,743	Schindler Holding AG	1,134,764
133,767	Schmolz + Bickenbach AG †	763,325
12,497	Swiss Life Holding AG †	1,149,516

		13,962,214

United Kingdom — 18.9%
540,994	Aberdeen Asset Management PLC	1,781,147
461,601	Aegis Group PLC	1,035,155
97,876	African Barrick Gold PLC	697,383
315,992	Ashtead Group PLC	1,109,062
133,273	Babcock International Group PLC	1,522,286
219,814	Balfour Beatty PLC	903,951
138,780	Berendsen PLC	937,966
893,860	Booker Group PLC	1,027,242
148,268	Carillion PLC	692,623
103,579	Cookson Group PLC	818,768
30,398	Croda International PLC	851,634
251,877	easyJet PLC †	1,536,496
600,256	GKN PLC	1,705,922
1,129,788	Howden Joinery Group PLC †	1,763,334
110,169	IG Group Holdings PLC	815,940
96,687	IMI PLC	1,141,177
257,218	Inchcape PLC	1,172,014
99,232	Inmarsat PLC	623,672
889,530	ITV PLC	941,451
247,075	Jupiter Fund Management PLC	833,029
178,785	Lamprell PLC	746,054
142,146	Lancashire Holdings Ltd	1,599,354
101,341	London Stock Exchange Group PLC	1,251,191
27,958	Next PLC	1,188,372
502,906	Paragon Group of Cos PLC	1,429,254
78,502	Pennon Group PLC	870,463
190,199	Persimmon PLC	1,388,282
200,566	Restaurant Group PLC	927,896
197,918	Rexam PLC	1,084,390

See Notes to Financial Statements.

6

Shares		Value(a)

United Kingdom (Continued)
283,122	Savills PLC	$1,440,419
609,546	Senior PLC	1,618,729
201,400	Soco International PLC †	915,177
50,439	Spectris PLC	1,009,696
459,240	Spirent Communications PLC	840,862
252,911	Stagecoach Group PLC	1,067,551
115,040	Synergy Health PLC	1,512,333
112,208	Telecity Group PLC †	1,127,456
97,724	Vitec Group PLC/The	843,436
36,499	Weir Group PLC/The	1,151,798
66,627	Whitbread PLC	1,618,298
38,781	XP Power Ltd	563,121

		46,104,384

TOTAL COMMON STOCKS
(Cost $230,092,733)		238,553,796

PREFERRED STOCKS — 1.3%
Germany — 1.3%
10,697	Draegerwerk AG & Co KGaA	868,056
21,262	Hugo Boss AG	1,565,794
43,761	ProSiebenSat.1 Media AG	799,441

TOTAL PREFERRED STOCKS
(Cost $1,877,743)		3,233,291

INVESTMENT COMPANY — 0.4%
(Cost $889,116)
889,116	State Street Institutional Government Money Market Fund	889,116

TOTAL INVESTMENTS
(Cost $232,859,592)	99.5%	242,676,203
OTHER ASSETS AND LIABILITIES (Net)	0.5	1,248,637

NET ASSETS	100.0%	$243,924,840

See Notes to Financial Statements.

7

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

†	Non-income producing security.

(a)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (See Notes to Financial Statements, Note 2).

(b)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

(c)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts.
(d)	Security valued at fair value as of December 31, 2011, in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At December 31, 2011, this security represents $0, 0.0% of net assets.

ABBREVIATION:
SDR	—	Special Depositary Receipt
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

8

At December 31, 2011, industry diversification of the Fund was as follows:

	% of Net Assets	Value
COMMON STOCKS:
Machinery	6.4%	$15,486,678
Metals & Mining	5.6	13,676,494
Chemicals	4.9	11,879,007
Construction & Engineering	4.5	10,990,007
Real Estate Management & Development	3.8	9,157,707
Oil, Gas & Consumable Fuels	3.1	7,634,097
Auto Components	3.1	7,572,680
Energy Equipment & Services	3.1	7,479,546
Insurance	2.9	7,020,201
Food Products †	2.9	6,979,551
Commercial Banks	2.6	6,355,312
Information Technology Services	2.6	6,244,718
Commercial Services & Supplies	2.5	5,984,544
Electronic Equipment & Instruments	2.4	5,962,983
Health Care Providers & Services	2.4	5,931,247
Diversified Financial Services	2.3	5,648,261
Hotels, Restaurants & Leisure	2.3	5,588,876
Media	2.2	5,377,917
Real Estate Investment Trusts (REITs)	2.2	5,357,818
Specialty Retail †	2.1	5,058,184
Food & Staples Retailing	2.0	4,833,394
Household Durables	1.9	4,634,338
Multiline Retail	1.7	4,160,959
Semiconductors & Semiconductor Equipment	1.7	4,105,137
Trading Companies & Distributors	1.6	3,823,939
Containers & Packaging	1.5	3,668,099
Diversified Telecommunication Services	1.4	3,523,816
Pharmaceuticals	1.4	3,514,618
Thrifts & Mortgage Finance	1.4	3,476,594
Internet Software & Services	1.4	3,363,711
Capital Markets	1.4	3,325,027
Electrical Equipment	1.3	3,172,039
Health Care Equipment & Supplies	1.0	2,469,462
Road & Rail	0.9	2,284,095
Air Freight & Logistics	0.9	2,162,297
Transportation Infrastructure	0.9	2,157,715
Distributors	0.9	2,112,155
Aerospace & Defense	0.8	2,046,314
Wireless Telecommunication Services	0.8	2,042,708
Electric Utilities	0.8	2,029,635
Textiles, Apparel & Luxury Goods	0.8	1,957,149

See Notes to Financial Statements.

9

Munder International Small-Cap Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

	% of Net Assets	Value
Software	0.8%	$1,929,794
Communications Equipment	0.7	1,807,148
Leisure Equipment & Products	0.7	1,757,822
Gas Utilities	0.7	1,711,425
Airlines	0.6	1,536,496
Multi-Utilities	0.6	1,452,383
Life Sciences Tools & Services	0.6	1,412,558
Building Products	0.5	1,193,926
Professional Services	0.4	1,000,787
Consumer Finance	0.4	933,162
Water Utilities	0.4	870,463
Industrial Conglomerates	0.3	818,768
Health Care Technology	0.3	798,435
Paper & Forest Products	0.2	588,760
Construction Materials	0.2	492,840

TOTAL COMMON STOCKS	97.8	238,553,796
PREFERRED STOCKS:
Textiles, Apparel & Luxury Goods	0.6	1,565,794
Health Care Equipment & Supplies	0.4	868,056
Media	0.3	799,441

TOTAL PREFERRED STOCKS	1.3	3,233,291
INVESTMENT COMPANY	0.4	889,116

TOTAL INVESTMENTS	99.5	242,676,203
OTHER ASSETS AND LIABILITIES (NET)	0.5	1,248,637

NET ASSETS	100.0%	$243,924,840

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder International Small-Cap Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$242,676,203
Foreign currency, at value	913,799
Dividends and interest receivable	466,307
Receivable from Advisor	27,605
Receivable for Fund shares sold	434,812
Deposits with brokers for futures contacts	90,000
Variation margin receivable on open futures contracts	5,175
Prepaid expenses and other assets	62,319

Total Assets	244,676,220

LIABILITIES:
Payable for Fund shares redeemed	297,721
Investment advisory fees payable	197,593
Transfer agency/record keeping fees payable	92,247
Trustees’ fees and expenses payable	64,344
Administration fees payable	29,254
Custody fees payable	18,183
Distribution and shareholder servicing fees payable — Class A and Class C	729
Dividends payable	3
Accrued expenses and other payables	51,306

Total Liabilities	751,380

NET ASSETS	$243,924,840

Investments, at cost	$232,859,592

Foreign currency, at cost	$914,372

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,271,180)
Accumulated net realized loss on investments sold	(85,853,846)
Net unrealized appreciation of investments and futures contracts	9,802,621
Paid-in capital	321,247,245

$243,924,840

NET ASSETS:
Class Y Shares	$128,142,423

Class A Shares	$2,812,634

Class C Shares	$297,282

Class I Shares	$112,672,501

SHARES OUTSTANDING:
Class Y Shares	19,004,004

Class A Shares	417,149

Class C Shares	44,774

Class I Shares	16,662,773

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$6.74

CLASS A SHARES:
Net asset value and redemption price per share	$6.74

Maximum sales charge	5.50%
Maximum offering price per share	$7.13

CLASS C SHARES:
Net asset value and offering price per share*	$6.64

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$6.76

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

13

Munder International Small-Cap Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$1,651
Dividends(a)	2,557,983

Total Investment Income	2,559,634

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	3,718
Class C Shares	2,275
Investment advisory fees	1,253,432
Transfer agency/record keeping fees(b)	264,786
Administration fees	183,717
Custody fees	88,065
Registration and filing fees(c)	36,675
Trustees’ fees and expenses	31,290
Legal and audit fees	28,979
Printing and mailing fees(d)	16,868
Other	13,497

Total Expenses	1,923,302
Expenses reimbursed by Advisor	(150,174)

Net Expenses	1,773,128

NET INVESTMENT INCOME	786,506

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Security transactions	(1,487,987)
Futures contracts	(228,256)
Foreign currency-related transactions	(102,647)
Net change in unrealized appreciation/(depreciation) of:
Securities	(53,150,808)
Futures contracts	(86,666)
Foreign currency-related transactions	(28,454)

Net realized and unrealized loss on investments	(55,084,818)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,298,312)

(a)	Net of foreign withholding taxes of $124,085.

(b)	Transfer agency/record keeping fees — The amounts for Class Y, Class A, Class C & Class I Shares were $241,647, $5,048, $918 and $17,173, respectively.

(c)	Registration and filing fees — The amounts for Class Y, Class A, Class C & Class I Shares were $26,836, $568, $102 and $9,169, respectively.

(d)	Printing and mailing fees — The amounts for Class Y, Class A, Class C & Class I Shares were $8,827, $191, $30 and $7,820, respectively.

See Notes to Financial Statements.

14

Munder International Small-Cap Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$786,506	$2,314,654
Net realized gain/(loss) from security transactions, futures contracts and foreign currency-related transactions	(1,818,890)	32,996,019
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	(53,265,928)	57,049,560

Net increase/(decrease) in net assets resulting from operations	(54,298,312)	92,360,233
Dividends to shareholders from net investment income:
Class Y Shares	(2,063,051)	(1,315,927)
Class A Shares	(38,097)	(6,077)
Class C Shares	(2,796)	—
Class I Shares	(2,130,723)	(1,503,497)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(354,015)	2,208,491
Class A Shares	47,213	2,288,666
Class C Shares	(236,647)	(2,052,291)
Class I Shares	281,996	15,196,987

Net increase/(decrease) in net assets	(58,794,432)	107,176,585
NET ASSETS:
Beginning of period	302,719,272	195,542,687

End of period	$243,924,840	$302,719,272

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(1,271,180)	$2,176,981

See Notes to Financial Statements.

15

Munder International Small-Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$13,006,659	$32,220,732
Issued as reinvestment of dividends	2,008,717	1,285,961
Redeemed	(15,369,391)	(31,298,202)

Net increase/(decrease)	$(354,015)	$2,208,491

Class A Shares:
Sold	$442,612	$2,678,304
Issued as reinvestment of dividends	18,045	5,628
Redeemed	(413,444)	(395,266)

Net increase	$47,213	$2,288,666

Class C Shares:
Sold	$10,679	$103,021
Issued as reinvestment of dividends	1,783	—
Redeemed	(249,109)	(2,155,312)

Net decrease	$(236,647)	$(2,052,291)

Class I Shares:
Sold	$—	$15,000,000
Issued as reinvestment of dividends	281,996	196,987

Net increase	$281,996	$15,196,987

See Notes to Financial Statements.

16

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	1,792,413	4,277,609
Issued as reinvestment of dividends	303,431	166,651
Redeemed	(2,091,691)	(4,187,561)

Net increase	4,153	256,699

Class A Shares:
Sold	62,074	338,410
Issued as reinvestment of dividends	2,726	728
Redeemed	(57,019)	(55,481)

Net increase	7,781	283,657

Class C Shares:
Sold	1,479	13,539
Issued as reinvestment of dividends	273	—
Redeemed	(34,629)	(294,668)

Net decrease	(32,877)	(281,129)

Class I Shares:
Sold	—	2,010,723
Issued as reinvestment of dividends	42,470	25,418

Net increase	42,470	2,036,141

See Notes to Financial Statements.

17

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.37		$5.77	$5.09	$8.74	$10.00

Income/(loss) from investment operations:
Net investment income	0.02		0.06	0.06	0.07	0.11
Net realized and unrealized gain/(loss) on investments	(1.54)		2.61	0.69	(3.62)	(1.37)

Total from investment operations	(1.52)		2.67	0.75	(3.55)	(1.26)

Less distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.07)	(0.10)	—
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.11)		(0.07)	(0.07)	(0.10)	(0.00	)(d)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.74		$8.37	$5.77	$5.09	$8.74

Total return(c)	(18.13)%		46.39%	14.69%	(40.87)%	(12.57)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$128,142		$159,001	$108,224	$45,239	$3,862
Ratio of operating expenses to average net assets	1.46	%(e)	1.46%	1.46%	1.46%	1.46	%(e)
Ratio of net investment income to average net assets	0.48	%(e)	0.77%	0.90%	1.49%	1.37	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.61	%(e)	1.71%	1.82%	2.36%	2.46	%(e)

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
$8.36		$5.77	$5.08	$8.73	$10.00

0.01		0.06	0.02	0.05	0.17
(1.54)		2.58	0.73	(3.61)	(1.44)

(1.53)		2.64	0.75	(3.56)	(1.27)

(0.09)		(0.05)	(0.06)	(0.09)	—
—		—	—	—	(0.00	)(d)

(0.09)		(0.05)	(0.06)	(0.09)	(0.00	)(d)

—		—	0.00 (d)	0.00 (d)	0.00	(d)

$6.74		$8.36	$5.77	$5.08	$8.73

(18.24)%		45.85%	14.62%	(40.99)%	(12.67)%

$2,813		$3,421	$725	$1,327	$2,880
1.71	%(e)	1.71%	1.71%	1.71%	1.71	%(e)
0.22	%(e)	0.82%	0.28%	0.86%	2.06	%(e)
30%		74%	88%	91%	91%
1.85	%(e)	1.83%	2.07%	2.56%	2.80	%(e)

See Notes to Financial Statements.

19

Munder International Small-Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
Net asset value, beginning of period	$8.22		$5.68	$5.03	$8.67	$10.00

Income/(loss) from investment operations:
Net investment income	(0.02)		(0.04)	(0.02)	0.02	0.14
Net realized and unrealized gain/(loss) on investments	(1.50)		2.58	0.70	(3.59)	(1.47)

Total from investment operations	(1.52)		2.54	0.68	(3.57)	(1.33)

Less distributions:
Dividends from net investment income	(0.06)		—	(0.03)	(0.07)	—
Distributions from net realized gains	—		—	—	—	(0.00	)(d)

Total distributions	(0.06)		—	(0.03)	(0.07)	(0.00	)(d)

Short-term trading fees	—		—	0.00 (d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$6.64		$8.22	$5.68	$5.03	$8.67

Total return(c)	(18.46)%		44.72%	13.49%	(41.39)%	(13.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$297		$639	$2,038	$3,332	$2,681
Ratio of operating expenses to average net assets	2.46	%(e)	2.46%	2.46%	2.46%	2.46	%(e)
Ratio of net investment income to average net assets	(0.54	)%(e)	(0.64)%	(0.35)%	0.38%	1.77	%(e)
Portfolio turnover rate	30%		74%	88%	91%	91%
Ratio of operating expenses to average net assets without expense reimbursements	2.67	%(e)	2.79%	2.83%	3.33%	3.28	%(e)

(a)	Class C Shares and Class I Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

20

I Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Period Ended 6/30/08(b)
$8.40		$5.80	$5.11	$8.77	$10.00

0.03		0.08	0.07	0.07	0.14
(1.54)		2.61	0.71	(3.62)	(1.36)

(1.51)		2.69	0.78	(3.55)	(1.22)

(0.13)		(0.09)	(0.09)	(0.11)	(0.01)
—		—	—	—	(0.00	)(d)

(0.13)		(0.09)	(0.09)	(0.11)	(0.01)

—		—	0.00 (d)	0.00 (d)	0.00	(d)

$6.76		$8.40	$5.80	$5.11	$8.77

(17.97)%		46.52%	15.13%	(40.76)%	(12.21)%

$112,673		$139,658	$84,557	$80,598	$170,390
1.20	%(e)	1.20%	1.20%	1.20%	1.20	%(e)
0.74	%(e)	1.04%	1.08%	1.33%	1.72	%(e)
30%		74%	88%	91%	91%
1.27	%(e)	1.28%	1.35%	1.45%	1.50	%(e)

See Notes to Financial Statements.

21

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22

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder International Small-Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class C, Class Y and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant

23

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security and depositary receipts may be valued based on the underlying securities value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities(1)		Investments in Other Financial Instruments(2)
Level 1 — Quoted Prices	$242,676,203		$614
Level 2 — Other Significant Observable Inputs	—		—
Level 3 — Significant Unobservable Inputs	—	(3)	—

Total	$242,676,203		$614

(1)	Securities that were fair valued due to a significant event with a total value of $265,453,721 on June 30, 2011 were transferred from Level 2 to Level 1 during the period ended December 31, 2011.
(2)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.
(3)	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by country.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock Hong Kong
Balance as of 6/30/2011	$—	*
Transfer into Level 3	—
Transfer out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 12/31/2011	$—	*

Net change in unrealized appreciation/(depreciation) from investments still held at end of the period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

25

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent

26

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: Prior to October 30, 2010, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

27

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund’s tax returns since inception remain subject to examination by U.S. federal and state tax authorities.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.95% on the first $1 billion of its average daily net assets, and 0.90% on average daily net assets exceeding $1 billion. During the period ending December 31, 2011, the Fund paid an annual effective rate of 0.95% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.71%, 2.46%, 1.46% and 1.20% for Class A, Class C, Class Y and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $150,174, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

28

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2011, the total amount eligible for repayment to the Advisor was $1,361,607. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $183,717 before payment of sub-administration fees and $124,101 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1392% for administrative services.

Each Trustee was paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the

29

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y and I Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class C Shares 12b-1 Fees
0.25%	1.00%

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $79,396,787 and $82,083,714, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,917,991, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $17,101,380 and net appreciation for financial reporting purposes was $9,816,611. At December 31, 2011, aggregate cost for financial reporting purposes was $232,859,592.

30

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

6.	Derivative Financial Instruments

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of December 31, 2011 was as follows:

Derivatives	Asset Derivatives	Fair Value
Equity Contracts (Futures)	Balance Sheet Location:
	Net Assets — Net Unrealized Appreciation	$614	*

*	Includes cumulative appreciation/(depreciation) of futures contracts as described below. The Statement of Assets and Liabilities only separately discloses current day’s variation margin.

For the period ended December 31, 2011, the Fund had the following derivative activity:

Derivatives	Net Realized Loss Recognized in Income	Net Change in Unrealized Appreciation/(Depreciation) Recognized in Income
Equity Contracts (Futures)	$(228,256)	$(86,666)

At December 31, 2011, the Fund had the following open financial futures contracts*:

Long Positions	Contracts	Notional Value of Contracts	Market Value of Contracts	Gross Unrealized Appreciation
MSCI EAFE eMini Index, March 2012	15	$1,056,436	$1,057,050	$614

*	Volume of derivatives held at year end is indicative of the approximate volume held during the year.

7.	Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

31

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

8.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $1,724.

9.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses and passive foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net Investment Income	Accumulated Net Realized Loss
$1,670,528	$(1,670,528)

32

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation	Total
$3,287,837	$(83,830,095)	$61,792,040	$(18,750,218)

The differences between book and tax distributable earnings were primarily due to wash sales, futures contracts mark to market, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

The tax character of dividends paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

Ordinary Income
June 30, 2011	$2,825,501
June 30, 2010	1,978,150

As determined at June 30, 2010, the Fund had available for Federal income tax purposes $83,830,095 of unused capital losses of which $22,912,716 and $60,917,379 expire in 2017 and 2018, respectively.

The Fund utilized capital loss carryforwards during the year ended June 30, 2011 in the amount of $31,163,230.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

33

Munder International Small-Cap Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

34

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer

    and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNISC1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Large-Cap Value Fund

Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders (Unaudited)

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. In addition, the Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Daniel Bandi, Daniel DeMonica and Adam Friedman*

The Russell 1000® Value Index ended in negative territory for the six months ended December 31, 2011, posting a -5.22% return. The Index’s strong 13.11% return for the last three months of the year did not completely offset the -16.20% return the Index posted for the July through September time period. While the Fund outperformed its Russell 1000® Value benchmark during the negative environment of the July through September months, it lagged during the October through December time period. The Fund’s return for the six months ended December 31 was -6.19%, compared to the -5.22% return for its benchmark. The Fund did, however, outperform the -6.77% median return for the Lipper universe of large-cap value mutual funds.

Among the Fund’s sectors, the energy, telecommunication services and consumer discretionary sectors were the sources of greatest relative weakness for the six-month time period. A position in Halliburton Co. (0.5% of the Fund) and an overweight in Apache Corp. (1.2%) were the key detractors from the relative strength of the Fund’s energy sector. An overweight in Sprint Corp., which was eliminated from the Fund in October, a position in Portugal Telecom SGPS SA (0.5%) and the lack of a position in Verizon Communications, Inc. were responsible for the lagging performance of the Fund’s telecommunication services sector. Positions in three stocks not represented in the Fund’s Russell 1000® Value benchmark contributed to the relative weakness of the Fund’s consumer discretionary sector. These included Tenneco, Inc. (0.8%), a manufacturer of auto parts and equipment, Hasbro, Inc. (0.7%), a manufacturer of toys and games and provider of television programming, and Time Warner Cable, Inc. (1.2%).

In contrast to these negative factors, the Fund’s financials, information technology and consumer staples sectors had a positive impact on the relative performance of the Fund. In the financials sector, the avoidance of positions in Bank of America Corp., Goldman Sachs Group, Inc. and Morgan Stanley, and overweights of ACE Ltd. (2.0%), RenaissanceRe Holdings Ltd. (1.3%), American Capital Agency Corp. (1.9%) and Fifth Third Bancorp (1.3%) were largely responsible for the relative strength of the sector. ACE Ltd. and RenaissanceRe are insurance companies, American Capital Agency Corp. is a mortgage real estate investment trust (REIT) and Fifth Third Bancorp is a regional bank headquartered in Ohio.

Positions in Apple, Inc. (2.0%), Google, Inc. (0.8%) and International Business Machines Corp. (1.1%), along with the lack of a position in Hewlett-Packard Co., were primarily responsible for the relative strength of the Fund’s information technology sector. Overweights in Philip Morris International, Inc. (1.3%) and Wal-Mart Stores, Inc. (1.6%) were the key contributors to the positive relative performance of the consumer staples sector.

iii

*	Messrs. Bandi, DeMonica and Friedman assumed responsibility for managing the Fund in February 2012, and were not involved in its management during the six months ended December 31, 2011.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate; however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Value Index is a capitalization-weighted index that measures the performance of those Russell 1000® companies (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower expected growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of large-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$938.09	$ 7.99	1.64%

Class A	$1,000.00	$937.39	$ 9.20	1.89%

Class B	$1,000.00	$933.68	$12.83	2.64%

Class C	$1,000.00	$933.63	$12.83	2.64%

Class K	$1,000.00	$937.44	$ 9.16	1.88%

Class R	$1,000.00	$936.97	$10.37	2.13%

Hypothetical

Class Y	$1,000.00	$1,016.89	$ 8.31	1.64%

Class A	$1,000.00	$1,015.63	$ 9.58	1.89%

Class B	$1,000.00	$1,011.86	$13.35	2.64%

Class C	$1,000.00	$1,011.86	$13.35	2.64%

Class K	$1,000.00	$1,015.69	$ 9.53	1.88%

Class R	$1,000.00	$1,014.43	$10.79	2.13%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.2%
Consumer Discretionary — 7.1%
Auto Components — 0.8%
15,430	Tenneco Inc †	$459,505

Automobiles — 0.9%
45,420	Ford Motor Co †	488,719

Hotels, Restaurants & Leisure — 1.7%
11,750	Carnival Corp	383,520
28,660	Intercontinental Hotels Group PLC, ADR	515,593

		899,113

Leisure Equipment & Products — 0.7%
11,915	Hasbro Inc	379,969

Media — 1.2%
9,940	Time Warner Cable Inc	631,886

Textiles, Apparel & Luxury Goods — 1.8%
7,460	VF Corp	947,346

Total Consumer Discretionary		3,806,538

Consumer Staples — 8.1%
Food & Staples Retailing — 2.4%
10,630	CVS Caremark Corp	433,491
14,240	Wal-Mart Stores Inc	850,983

		1,284,474

Food Products — 2.0%
29,910	Kraft Foods Inc, Class A	1,117,438

Household Products — 2.4%
6,160	Colgate-Palmolive Co	569,122
9,860	Kimberly-Clark Corp	725,302

		1,294,424

Tobacco — 1.3%
8,780	Philip Morris International Inc	689,054

Total Consumer Staples		4,385,390

Energy — 11.9%
Energy Equipment & Services — 1.0%
5,030	Cameron International Corp †	247,426
8,100	Halliburton Co	279,531

		526,957

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 10.9%
7,415	Apache Corp	$671,651
16,880	Chevron Corp	1,796,032
17,560	ConocoPhillips	1,279,597
3,800	Continental Resources Inc/OK †	253,498
14,280	Marathon Oil Corp	417,976
11,605	Occidental Petroleum Corp	1,087,388
7,600	Total SA, ADR	388,436

		5,894,578

Total Energy		6,421,535

Financials — 24.2%
Capital Markets — 1.1%
30,110	Invesco Ltd	604,910

Commercial Banks — 6.1%
55,500	Fifth Third Bancorp	705,960
7,730	PNC Financial Services Group Inc	445,789
24,680	SunTrust Banks Inc	436,836
60,770	Wells Fargo & Co	1,674,822

		3,263,407

Consumer Finance — 2.0%
25,780	Capital One Financial Corp	1,090,236

Diversified Financial Services — 3.5%
34,327	Citigroup Inc	903,143
29,919	JPMorgan Chase & Co	994,807

		1,897,950

Insurance — 8.6%
15,671	ACE Ltd	1,098,851
26,270	Allstate Corp/The	720,061
11,220	Marsh & McLennan Cos Inc	354,776
11,300	PartnerRe Ltd	725,573
12,170	Reinsurance Group of America Inc	635,882
9,370	RenaissanceRe Holdings Ltd	696,847
10,420	Willis Group Holdings PLC	404,296

		4,636,286

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Real Estate Investment Trusts (REITs) — 2.9%
36,360	American Capital Agency Corp	$1,020,989
20,870	Capstead Mortgage Corp	259,623
2,050	Essex Property Trust Inc	288,045

		1,568,657

Total Financials		13,061,446

Health Care — 12.9%
Health Care Equipment & Supplies — 0.8%
9,260	Covidien PLC	416,792

Health Care Providers & Services — 3.7%
8,690	McKesson Corp	677,038
26,300	UnitedHealth Group Inc	1,332,884

		2,009,922

Pharmaceuticals — 8.4%
10,600	Abbott Laboratories	596,038
11,150	GlaxoSmithKline PLC, ADR	508,775
23,400	Johnson & Johnson	1,534,572
88,566	Pfizer Inc	1,916,568

		4,555,953

Total Health Care		6,982,667

Industrials — 9.1%
Aerospace & Defense — 1.2%
8,488	United Technologies Corp	620,388

Electrical Equipment — 3.2%
16,875	AMETEK Inc	710,437
8,870	Cooper Industries PLC	480,311
11,880	Emerson Electric Co	553,489

		1,744,237

Industrial Conglomerates — 1.5%
46,385	General Electric Co	830,756

Machinery — 3.2%
5,340	Deere & Co	413,049
17,110	Eaton Corp	744,798
8,220	Stanley Black & Decker Inc	555,672

		1,713,519

Total Industrials		4,908,900

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology — 10.2%
Communications Equipment — 1.8%
17,320	Qualcomm Inc	$947,404

Computers & Peripherals — 2.0%
2,655	Apple Inc †	1,075,275

Information Technology Services — 1.1%
3,210	International Business Machines Corp	590,255

Internet Software & Services — 0.8%
660	Google Inc, Class A †	426,294

Semiconductors & Semiconductor Equipment — 1.9%
42,850	Intel Corp	1,039,112

Software — 2.6%
33,570	Microsoft Corp	871,477
21,530	Oracle Corp	552,245

		1,423,722

Total Information Technology		5,502,062

Materials — 2.8%
Chemicals — 2.4%
6,580	PPG Industries Inc	549,364
6,698	Praxair Inc	716,016

		1,265,380

Metals & Mining — 0.4%
6,000	Freeport-McMoRan Copper & Gold Inc	220,740

Total Materials		1,486,120

Telecommunication Services — 4.6%
Diversified Telecommunication Services — 4.6%
43,485	AT&T Inc	1,314,986
25,289	CenturyLink Inc	940,751
43,260	Portugal Telecom SGPS SA, ADR	249,610

Total Telecommunication Services		2,505,347

Utilities — 8.3%
Electric Utilities — 4.3%
22,147	Exelon Corp	960,515
13,350	FirstEnergy Corp	591,405
10,230	ITC Holdings Corp	776,253

		2,328,173

See Notes to Financial Statements.

4

Shares		Value(a)

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities — 0.6%
16,340	Questar Corp	$324,512

Multi-Utilities — 3.4%
41,380	CMS Energy Corp	913,670
26,660	Wisconsin Energy Corp	932,034

		1,845,704

Total Utilities		4,498,389

TOTAL COMMON STOCKS
(Cost $46,367,373)		53,558,394

INVESTMENT COMPANY — 0.6%
(Cost $298,647)
298,647	State Street Institutional Government Money Market Fund	298,647

TOTAL INVESTMENTS
(Cost $46,666,020)	99.8%	53,857,041
OTHER ASSETS AND LIABILITIES (Net)	0.2	115,258

NET ASSETS	100.0%	$53,972,299

†	Non-income producing security.

(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR	—	American Depositary Receipt

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

At December 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	90.0%	$48,553,621
United Kingdom	2.6	1,428,664
Bermuda	2.6	1,422,420
Switzerland	2.0	1,098,851
Ireland	0.8	416,792
France	0.7	388,436
Portugal	0.5	249,610

TOTAL COMMON STOCKS	99.2	53,558,394
INVESTMENT COMPANIES	0.6	298,647

TOTAL INVESTMENTS	99.8	53,857,041
OTHER ASSETS AND LIABILITIES (Net)	0.2	115,258

NET ASSETS	100.0%	$53,972,299

See Notes to Financial Statements.

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7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$53,857,041
Dividends receivable	128,636
Receivable for investment securities sold	469,887
Receivable for Fund shares sold	10,519
Prepaid expenses and other assets	40,257

Total Assets	54,506,340

LIABILITIES:
Payable for investment securities purchased	156,255
Payable for Fund shares redeemed	154,868
Trustees’ fees and expenses payable	139,395
Transfer agency/record keeping fees payable	27,408
Administration fees payable	7,670
Custody fees payable	5,602
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	3,760
Investment advisory fees payable	2,228
Shareholder servicing fees payable—Class K Shares	537
Accrued expenses and other payables	36,318

Total Liabilities	534,041

NET ASSETS	$53,972,299

Investments, at cost	$46,666,020

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(101,177)
Accumulated net realized loss on investments sold	(4,646,175)
Net unrealized appreciation of investments	7,191,021
Paid-in capital	51,528,630

$53,972,299

NET ASSETS:
Class Y Shares	$41,942,681

Class A Shares	$7,282,701

Class B Shares	$671,238

Class C Shares	$1,962,240

Class K Shares	$2,107,595

Class R Shares	$5,844

SHARES OUTSTANDING:
Class Y Shares	3,346,074

Class A Shares	583,299

Class B Shares	55,840

Class C Shares	163,378

Class K Shares	168,642

Class R Shares	469

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.53

CLASS A SHARES:
Net asset value and redemption price per share	$12.49

Maximum sales charge	5.50%
Maximum offering price per share	$13.22

CLASS B SHARES:
Net asset value and offering price per share*	$12.02

CLASS C SHARES:
Net asset value and offering price per share*	$12.01

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.50

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.45

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$116
Dividends(a)	778,921

Total Investment Income	779,037

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	9,196
Class B Shares	3,488
Class C Shares	9,939
Class R Shares	14
Shareholder servicing fees:
Class K Shares	4,533
Investment advisory fees	210,099
Transfer agency/record keeping fees	63,509
Administration fees	46,882
Registration and filing fees	32,577
Custody fees	29,714
Trustees’ fees and expenses	27,932
Legal and audit fees	22,309
Printing and mailing fees	17,455
Other	9,218

Total Expenses	486,865

NET INVESTMENT INCOME	292,172

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	599,157
Net change in unrealized appreciation/(depreciation) of securities	(4,710,188)

Net realized and unrealized loss on investments	(4,111,031)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,818,859)

(a)	Net of foreign withholding taxes of $3,900.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income	$292,172	$473,166
Net realized gain from security transactions	599,157	7,938,904
Net change in net unrealized appreciation/(depreciation) of securities	(4,710,188)	7,610,708

Net increase/(decrease) in net assets resulting from operations	(3,818,859)	16,022,778
Dividends to shareholders from net investment income:
Class Y Shares	(250,384)	(381,416)
Class A Shares	(35,088)	(47,741)
Class B Shares	(842)	(1,150)
Class C Shares	(2,470)	(2,699)
Class K Shares	(12,995)	(36,603)
Class R Shares	(21)	(23)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(7,740,191)	(2,000,241)
Class A Shares	(448,589)	(1,735,650)
Class B Shares	(175,714)	(285,859)
Class C Shares	(96,616)	(340,904)
Class K Shares	(2,314,609)	(8,877,282)
Class R Shares	20	23

Net increase/(decrease) in net assets	(14,896,358)	2,313,233
NET ASSETS:
Beginning of period	68,868,657	66,555,424

End of period	$53,972,299	$68,868,657

Accumulated distributions in excess of net investment income	$(101,177)	$(91,549)

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$2,635,637	$6,684,120
Issued as reinvestment of dividends	234,033	330,017
Redeemed	(10,609,861)	(9,014,378)

Net decrease	$(7,740,191)	$(2,000,241)

Class A Shares:
Sold*	$475,313	$744,934
Issued as reinvestment of dividends	23,948	33,956
Redeemed	(947,850)	(2,514,540)

Net decrease	$(448,589)	$(1,735,650)

Class B Shares:
Sold	$55	$64,473
Issued as reinvestment of dividends	487	822
Redeemed*	(176,256)	(351,154)

Net decrease	$(175,714)	$(285,859)

Class C Shares:
Sold	$30,089	$54,495
Issued as reinvestment of dividends	1,698	1,854
Redeemed	(128,403)	(397,253)

Net decrease	$(96,616)	$(340,904)

Class K Shares:
Sold	$10,024	$167,911
Issued as reinvestment of dividends	1,789	5,697
Redeemed	(2,326,422)	(9,050,890)

Net decrease	$(2,314,609)	$(8,877,282)

Class R Shares:
Issued as reinvestment of dividends	20	23

Net increase	$20	$23

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	220,075	523,473
Issued as reinvestment of dividends	19,400	25,775
Redeemed	(811,202)	(717,424)

Net decrease	(571,727)	(168,176)

Class A Shares:
Sold*	39,689	58,370
Issued as reinvestment of dividends	1,990	2,655
Redeemed	(75,482)	(201,453)

Net decrease	(33,803)	(140,428)

Class B Shares:
Sold	5	5,023
Issued as reinvestment of dividends	41	66
Redeemed*	(14,303)	(29,097)

Net decrease	(14,257)	(24,008)

Class C Shares:
Sold	2,647	4,413
Issued as reinvestment of dividends	142	149
Redeemed	(10,866)	(33,049)

Net decrease	(8,077)	(28,487)

Class K Shares:
Sold	821	13,995
Issued as reinvestment of dividends	148	449
Redeemed	(192,477)	(748,444)

Net decrease	(191,508)	(734,000)

Class R Shares:
Issued as reinvestment of dividends	1	2

Net increase	1	2

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$13.44		$10.71	$9.92	$13.73	$17.32	$15.92

Income/(loss) from investment operations:
Net investment income	0.07		0.10	0.09	0.19	0.20	0.19
Net realized and unrealized gain/(loss) on investments	(0.91)		2.73	0.79	(3.81)	(1.93)	2.84

Total from investment operations	(0.84)		2.83	0.88	(3.62)	(1.73)	3.03

Less distributions:
Dividends from net investment income	(0.07)		(0.10)	(0.09)	(0.19)	(0.20)	(0.19)
Distributions from net realized gains	—		—	—	—	(1.66)	(1.44)

Total distributions	(0.07)		(0.10)	(0.09)	(0.19)	(1.86)	(1.63)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.53		$13.44	$10.71	$9.92	$13.73	$17.32

Total return(d)	(6.19)%		26.44%	8.77%	(26.45)%	(11.12)%	20.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,943		$52,661	$43,751	$42,180	$64,241	$71,809
Ratio of operating expenses to average net assets	1.64	%(e)	1.54%	1.41%	1.34%	1.17%	1.17%
Ratio of net investment income to average net assets	1.14	%(e)	0.79%	0.78%	1.78%	1.33%	1.16%
Portfolio turnover rate	30%		71%	76%	53%	41%	47%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on July 5, 1994 and August 8, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$13.39		$10.67	$9.90	$13.70	$17.28	$15.89

0.06		0.07	0.06	0.16	0.17	0.15

(0.90)		2.72	0.78	(3.80)	(1.93)	2.83

(0.84)		2.79	0.84	(3.64)	(1.76)	2.98

(0.06)		(0.07)	(0.07)	(0.16)	(0.16)	(0.15)

—		—	—	—	(1.66)	(1.44)

(0.06)		(0.07)	(0.07)	(0.16)	(1.82)	(1.59)

—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

$12.49		$13.39	$10.67	$9.90	$13.70	$17.28

(6.26)%		26.20%	8.45%	(26.61)%	(11.31)%	19.84%

$7,283		$8,262	$8,084	$9,980	$12,162	$17,170

1.89	%(e)	1.79%	1.66%	1.60%	1.42%	1.42%

0.90	%(e)	0.53%	0.54%	1.52%	1.07%	0.91%
30%		71%	76%	53%	41%	47%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$12.89		$10.31	$9.60	$13.31	$16.86	$15.56

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		(0.03)	(0.02)	0.08	0.05	0.02
Net realized and unrealized gain/(loss) on investments	(0.86)		2.62	0.77	(3.70)	(1.88)	2.77

Total from investment operations	(0.85)		2.59	0.75	(3.62)	(1.83)	2.79

Less distributions:
Dividends from net investment income	(0.02)		(0.01)	(0.04)	(0.09)	(0.06)	(0.05)
Distributions from net realized gains	—		—	—	—	(1.66)	(1.44)

Total distributions	(0.02)		(0.01)	(0.04)	(0.09)	(1.72)	(1.49)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.02		$12.89	$10.31	$9.60	$13.31	$16.86

Total return(d)	(6.63)%		25.17%	7.78%	(27.23)%	(12.00)%	18.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$671		$904	$970	$1,470	$2,314	$3,366
Ratio of operating expenses to average net assets	2.64	%(e)	2.54%	2.41%	2.34%	2.17%	2.17%
Ratio of net investment income/(loss) to average net assets	0.14	%(e)	(0.22)%	(0.21)%	0.77%	0.33%	0.15%
Portfolio turnover rate	30%		71%	76%	53%	41%	47%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on August 9, 1994 and December 5, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$12.88		$10.30	$9.60	$13.30	$16.85	$15.55

0.01		(0.03)	(0.02)	0.08	0.05	0.03

(0.86)		2.62	0.76	(3.69)	(1.88)	2.76

(0.85)		2.59	0.74	(3.61)	(1.83)	2.79

(0.02)		(0.01)	(0.04)	(0.09)	(0.06)	(0.05)

—		—	—	—	(1.66)	(1.44)

(0.02)		(0.01)	(0.04)	(0.09)	(1.72)	(1.49)

—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

$12.01		$12.88	$10.30	$9.60	$13.30	$16.85

(6.64)%		25.20%	7.68%	(27.17)%	(12.01)%	18.95%

$1,962		$2,209	$2,059	$2,402	$2,551	$3,719

2.64	%(e)	2.54%	2.41%	2.36%	2.17%	2.17%

0.15	%(e)	(0.22)%	(0.22)%	0.78%	0.32%	0.16%
30%		71%	76%	53%	41%	47%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$13.40		$10.68	$9.91	$13.71	$17.30	$15.90

Income/(loss) from investment operations:
Net investment income	0.05		0.06	0.06	0.16	0.17	0.15
Net realized and unrealized gain/(loss) on investments	(0.89)		2.73	0.78	(3.80)	(1.94)	2.84

Total from investment operations	(0.84)		2.79	0.84	(3.64)	(1.77)	2.99

Less distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.07)	(0.16)	(0.16)	(0.15)
Distributions from net realized gains	—		—	—	—	(1.66)	(1.44)

Total distributions	(0.06)		(0.07)	(0.07)	(0.16)	(1.82)	(1.59)

Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.50		$13.40	$10.68	$9.91	$13.71	$17.30

Total return(d)	(6.26)%		26.18%	8.44%	(26.59)%	(11.35)%	19.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,108		$4,827	$11,686	$13,310	$22,464	$32,509
Ratio of operating expenses to average net assets	1.88	%(e)	1.78%	1.66%	1.59%	1.42%	1.42%
Ratio of net investment income to average net assets	0.84	%(e)	0.53%	0.53%	1.54%	1.07%	0.90%
Portfolio turnover rate	30%		71%	76%	53%	41%	47%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on July 5, 1994 and November, 1, 2006, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Period Ended 6/30/07(b)

$13.36		$10.65	$9.89	$13.69	$17.27	$15.99

0.04		0.04	0.03	0.14	0.12	0.09

(0.91)		2.72	0.79	(3.80)	(1.92)	1.71

(0.87)		2.76	0.82	(3.66)	(1.80)	1.80

(0.04)		(0.05)	(0.06)	(0.14)	(0.12)	(0.11)

—		—	—	—	(1.66)	(0.41)

(0.04)		(0.05)	(0.06)	(0.14)	(1.78)	(0.52)

—		—	—	0.00 (c)	0.00 (c)	0.00	(c)

$12.45		$13.36	$10.65	$9.89	$13.69	$17.27

(6.40)%		25.83%	8.21%	(26.81)%	(11.54)%	11.43%

$6		$6	$5	$5	$6	$7

2.13	%(e)	2.05%	1.91%	1.83%	1.67%	1.67	%(e)

0.66	%(e)	0.29%	0.28%	1.29%	0.81%	0.80	%(e)
30%		71%	76%	53%	41%	47%

See Notes to Financial Statements.

19

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20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$53,857,041
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$53,857,041

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally,

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statements of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $100 million of its average daily net assets; and 0.70% on average daily net assets exceeding $100 million. During the period ended December 31, 2011, the Fund paid an effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $46,882 before payment of sub-administration fees and $31,145 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1674% for administrative services.

As of December 31, 2011, Comerica Bank held voting power over or held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers.

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Comerica Bank earned $611 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2011.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, Comerica Bank, or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for each Fund.

The maximum rates payable under the Plan for each class during its applicable period of operations, as a percentage of average daily net assets, were as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R shares, the 12b-1 fees were limited to 0.50% pursuant to the Munder Funds’ contract with the distributor.

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

Comerica Bank and Comerica Securities, Inc. (“Comerica Securities”), a wholly owned subsidiary of Comerica Bank, are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2011, the Fund paid $4,391 to Comerica Bank and $45 to Comerica Securities for shareholder and/or distribution-related services provided to Class A, B, C, K, and R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $17,007,375 and $27,627,005, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,844,419, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,653,398 and net appreciation for financial reporting purposes was $7,191,021. At December 31, 2011, aggregate cost for financial reporting purposes was $46,666,020.

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $379.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from partnership basis adjustments, distributions in excess of current earnings, a fair fund settlement and non-taxable dividend adjustments to income were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Loss	Accumulated Net Realized Gain	Paid-in Capital
$(56,258)	$90,234	$(33,976)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

Ordinary Income
June 30, 2011	$469,632
June 30, 2010	537,248

At June 30, 2011, the components of distributable earnings on a tax basis for the Fund were as follows:

Capital Loss Carryover	Unrealized Appreciation	Total
$(4,922,319)	$11,578,194	$6,655,875

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes $4,922,319 of unused capital losses which expire in 2018.

The Fund utilized capital loss carryovers during the year ended June 30, 2011 in the amount of $7,966,269.

9.	Subsequent Events

On February 14, 2012, there was a redemption from Class Y Shares of the Fund in the amount of approximately $30 million, which constituted

27

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

approximately 54% of the Fund’s net assets. Also on February 14, 2012, Daniel G. Bandi, Adam I. Friedman and Daniel J. DeMonica assumed responsibility for managing the Fund.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Forms N-Q are available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNLCV1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Micro-Cap

Equity Fund

Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Daniel Bandi, Daniel DeMonica, Adam Friedman and Mirsat Nikovic

The Russell Microcap® Index posted a -11.99% return for the six months ended December 31, 2011. The strength of the Index’s 13.83% return during the last three months of 2011 did not completely offset the -22.68% return posted by the Index during the negative stock market environment that persisted from July 1, 2011 through September 30, 2011. The Fund followed the same pattern as its Russell Microcap® benchmark, posting a double-digit negative return during the July through September time period, and then a double-digit positive return during the last three months of 2011. In relative terms, the Fund outperformed its benchmark during both the negative and positive stock market environments, with particularly strong outperformance of close to seven percentage points from October 1 through December 31. For the six months ended December 31, 2011, the Fund’s return of -5.93% was well ahead of both the -11.99% return for the Russell Microcap® Index and the -9.24% median return for the Lipper universe of small-cap core mutual funds.

The only sector of the Fund to have a negative impact on the Fund’s relative performance for the six months ended December 31, 2011 was the utilities sector. The Fund had no holdings in this sector, which had a weight of 1.39% in the Russell Microcap® Index. Given that the utilities sector was the top performing sector of the Index during the six-month time period, the lack of holdings had a small negative impact on the Fund’s relative return. Stock selection was either positive or neutral in all remaining sectors of the Fund. The sectors that had the greatest positive impact on relative strength during the July 1 through December 31 time period were energy, information technology, financials, health care and consumer discretionary. The energy sector added just under 2.25 percentage points to the Fund’s relative performance, while the information technology, financials and health care sectors each added between 1.0 and 1.5 percentage points.

Positions in Kodiak Oil & Gas Corp., which was eliminated from the Fund in December, Petroleum Development Corp. (1.1% of the Fund), and Newpark Resources, Inc. (0.9%), along with an overweight in Mitcham Industries, Inc. (1.2%), were the primary contributors to the relative strength of the Fund’s energy sector. Petroleum Development Corp. operates in the oil & gas exploration and production segment of the energy market, while Newpark Resources provides products and services to the oil and gas industry. Mitcham Industries is involved in the leasing of seismic equipment to the oil and gas industry globally. Overweighted positions in Liquidity Services, Inc. (0.8%), Datalink Corp. (0.7%) and S1 Corp. (0.6%) were the top contributors to the relative performance of the Fund’s information technology sector. Liquidity Services is an auction marketplace for surplus and salvage assets. Datalink provides complete network services, including consulting, network design, cabling and hardware and software installations. S1 Corp. is a global provider of payments and financial services software solutions to banks, credit unions, retailers and transaction processors.

The Fund’s financials sector included a number of holdings that contributed fairly equally to the Fund’s relative strength. These included overweights in three real estate investment trusts (REITs): NorthStar Realty Finance Corp. (1.0%), a mortgage REIT,

iii

Education Realty Trust, Inc. (0.9%), a REIT focused on student housing, and Monmouth Real Estate Investment Corp. (0.8%), an industrial REIT. A position in Bank of the Ozarks Inc. (0.5%) and an overweight of Bank of Marin Bancorp (0.8%), along with overweights of two insurance companies—FPIC Insurance Group, Inc., which was acquired by The Doctors Company in October, and AMERISAFE, Inc. (1.3%)—were also among the top contributors to the outperformance of the sector. Rounding out the list of the sector’s contributors to relative strength were Main Street Capital Corp. (0.7%), Golub Capital BDC, Inc. (0.7%), and JMP Group, Inc. (1.0%). Main Street Capital and Golub Capital are both closed-end funds. Main Street Capital is a principal investment firm that provides long-term debt and equity capital to lower middle market companies. Golub Capital BDC focuses on debt and minority equity investments. JMP Group is an investment banking, asset management and corporate credit management firm.

In the Fund’s health care sector, overweights in HealthStream, Inc. (1.2%), SurModics, Inc. (1.3%), Caliper Life Sciences, which was acquired by PerkinElmer in November, and Spectrum Pharmaceuticals, Inc. (0.7%), as well as a position in Air Methods Corp. (1.4%), were the top contributors to relative strength. HealthStream provides Internet-based learning and research solutions to meet the training, information and educational needs of the health care industry. SurModics is a biomedical technology company specializing in drug delivery and surface modification coating technologies. Spectrum Pharmaceuticals is a commercial-stage biopharmaceutical company, focused on the areas of hematology-oncology and urology. Air Methods is a provider of air medical emergency transportation services throughout the U.S.

A position in Charming Shoppes, Inc. (1.4%), a woman’s apparel retailer with a focus on plus-size attire, contributed approximately 0.50 percentage point to the outperformance of the Fund’s consumer discretionary sector. Other significant contributors included overweights in Arctic Cat, Inc. (0.9%), LeapFrog Enterprises, Inc. (0.7%), America’s Car-Mart, Inc. (1.1%) and Marcus Corp. (0.8%), as well as positions in Hibbett Sports, Inc. (0.5%) and Ethan Allen Interiors, Inc. (0.7). Arctic Cat is a producer of snowmobiles and all-terrain vehicles, LeapFrog Enterprises develops and markets technology-based learning products for children, and America’s Car-Mart is an automotive retailer focused exclusively on the Buy Here/Pay Here segment of the used car market. Marcus Corp. is an operator of both theatres and resorts, Hibbett Sports operates sporting goods stores and Ethan Allen is a manufacturer and retailer of home furnishings and accessories.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap® Index is a capitalization-weighted index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 companies. The Russell 2000® Index is a capitalization-weighted index that measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest

iv

v

directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$940.73	$8.83	1.81%

Class A	$1,000.00	$939.40	$9.99	2.05%

Class B	$1,000.00	$936.17	$13.68	2.81%

Class C	$1,000.00	$935.80	$13.67	2.81%

Class K	$1,000.00	$939.44	$10.04	2.06%

Class R	$1,000.00	$938.30	$11.25	2.31%

Hypothetical

Class Y	$1,000.00	$1,016.04	$9.17	1.81%

Class A	$1,000.00	$1,014.83	$10.38	2.05%

Class B	$1,000.00	$1,011.01	$14.20	2.81%

Class C	$1,000.00	$1,011.01	$14.20	2.81%

Class K	$1,000.00	$1,014.78	$10.43	2.06%

Class R	$1,000.00	$1,013.52	$11.69	2.31%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 93.6%
Consumer Discretionary — 13.7%
Hotels, Restaurants & Leisure — 3.7%
117,413	Isle of Capri Casinos Inc †	$548,319
55,914	Marcus Corp	705,075
116,387	O’Charleys Inc †	638,965
27,994	Red Robin Gourmet Burgers Inc †	775,434
70,445	Ruby Tuesday Inc †	486,070

3,153,863

Household Durables — 2.4%
26,753	Ethan Allen Interiors Inc	634,314
98,224	M/I Homes Inc †	942,950
69,799	Zagg Inc †	493,479

2,070,743

Leisure Equipment & Products — 1.5%
32,887	Arctic Cat Inc †	741,602
105,336	Leapfrog Enterprises Inc †	588,828

1,330,430

Media — 0.9%
188,901	LIN TV Corp, Class A †	799,051

Specialty Retail — 4.6%
24,138	America’s Car-Mart Inc †	945,727
239,668	Charming Shoppes Inc †	1,174,373
76,934	Cost Plus Inc †	750,107
9,048	Hibbett Sports Inc †	408,789
7,784	Monro Muffler Brake Inc	301,941
16,020	Shoe Carnival Inc †	411,714

3,992,651

Textiles, Apparel & Luxury Goods — 0.6%
33,018	Perry Ellis International Inc †	469,516

Total Consumer Discretionary		11,816,254

Consumer Staples — 0.6%
Food Products — 0.6%
148,905	Inventure Foods Inc †	556,905

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Energy — 4.5%
Energy Equipment & Services — 2.6%
47,432	Mitcham Industries Inc †	$1,035,915
82,447	Newpark Resources Inc †	783,246
5,050	OYO Geospace Corp †	390,517

2,209,678

Oil, Gas & Consumable Fuels — 1.9%
26,145	Petroleum Development Corp †	917,951
128,339	Triangle Petroleum Corp †	766,184

		1,684,135

Total Energy		3,893,813

Financials — 23.0%
Capital Markets — 3.4%
47,500	Artio Global Investors Inc	231,800
52,861	Calamos Asset Management Inc, Class A	661,291
168,310	Cowen Group Inc, Class A †	435,923
121,099	JMP Group Inc	865,858
50,321	Safeguard Scientifics Inc †	794,568

		2,989,440

Commercial Banks — 9.0%
129,802	1st United Bancorp Inc/Boca Raton †	720,401
17,685	Bank of Marin Bancorp	664,779
15,856	Bank of the Ozarks Inc	469,813
58,435	Cardinal Financial Corp	627,592
61,777	Central Pacific Financial Corp †	798,159
46,518	Financial Institutions Inc	750,801
158,107	First Commonwealth Financial Corp	831,643
50,721	Pacific Continental Corp	448,881
58,534	Renasant Corp	878,010
577,021	Seacoast Banking Corp of Florida †	877,072
78,230	Sterling Bancorp/NY	675,907

		7,743,058

Insurance — 1.3%
49,024	AMERISAFE Inc †	1,139,808

Real Estate Investment Trusts (REITs) — 6.3%
23,445	Agree Realty Corp	571,589
46,642	Associated Estates Realty Corp	743,940
74,771	Education Realty Trust Inc	764,907

See Notes to Financial Statements.

2

Shares		Value(a)

Real Estate Investment Trusts (REITs) (Continued)
187,078	Hersha Hospitality Trust	$912,941
74,958	Monmouth Real Estate Investment Corp, Class A	685,866
176,263	NorthStar Realty Finance Corp	840,774
44,138	Pennsylvania Real Estate Investment Trust	460,801
35,800	Sabra Health Care REIT Inc	432,822

		5,413,640

Real Estate Management & Development — 0.9%
71,182	Kennedy-Wilson Holdings Inc	753,106

Thrifts & Mortgage Finance — 2.1%
44,489	First Pactrust Bancorp Inc	456,012
50,040	OceanFirst Financial Corp	654,023
19,464	WSFS Financial Corp	699,925

		1,809,960

Total Financials		19,849,012

Health Care — 15.8%
Biotechnology — 4.0%
60,560	Achillion Pharmaceuticals Inc †	461,467
298,362	Astex Pharmaceuticals †	563,904
106,241	Rigel Pharmaceuticals Inc †	838,241
41,309	Spectrum Pharmaceuticals Inc †	604,351
89,226	Vanda Pharmaceuticals Inc †	424,716
118,280	Vical Inc †	521,615

		3,414,294

Health Care Equipment & Supplies — 2.9%
25,185	ICU Medical Inc †	1,133,325
16,726	Kensey Nash Corp †	320,972
74,537	SurModics Inc †	1,092,712

		2,547,009

Health Care Providers & Services — 5.6%
13,960	Air Methods Corp †	1,178,922
77,781	Integramed America Inc †	610,581
14,874	IPC The Hospitalist Co Inc †	680,039
46,024	Kindred Healthcare Inc †	541,702
8,612	MWI Veterinary Supply Inc †	572,181
77,435	Sun Healthcare Group Inc †	300,448
49,770	US Physical Therapy Inc	979,474

		4,863,347

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Technology — 1.2%
57,819	HealthStream Inc †	$1,066,760

Life Sciences Tools & Services — 1.4%
96,092	Affymetrix Inc †	393,016
58,648	Medtox Scientific Inc †	824,005

		1,217,021

Pharmaceuticals — 0.7%
148,712	Pain Therapeutics Inc †	565,106

Total Health Care		13,673,537

Industrials — 16.9%
Aerospace & Defense — 1.5%
77,249	Kratos Defense & Security Solutions Inc †	461,177
47,280	LMI Aerospace Inc †	829,764

		1,290,941

Air Freight & Logistics — 0.6%
27,130	Park-Ohio Holdings Corp †	483,999

Commercial Services & Supplies — 1.8%
42,680	AT Cross Co, Class A †	481,430
11,817	Consolidated Graphics Inc †	570,525
25,954	Standard Parking Corp †	463,798

		1,515,753

Construction & Engineering — 1.0%
46,630	MYR Group Inc †	892,498

Electrical Equipment — 0.7%
13,382	AZZ Inc	608,078

Industrial Conglomerates — 0.7%
18,721	Standex International Corp	639,697

Machinery — 6.4%
43,423	Altra Holdings Inc †	817,655
49,929	Commercial Vehicle Group Inc †	451,358
47,584	Douglas Dynamics Inc	695,678
43,726	Greenbrier Cos Inc †	1,061,667
35,743	John Bean Technologies Corp	549,370
95,729	Manitex International Inc †	405,891
8,055	RBC Bearings Inc †	335,894
32,055	Trimas Corp †	575,387

See Notes to Financial Statements.

4

Shares		Value(a)

Industrials (Continued)
Machinery (Continued)
76,677	Wabash National Corp †	$601,148

		5,494,048

Professional Services — 2.5%
33,193	Barrett Business Services Inc	662,533
13,726	Exponent Inc †	630,984
63,088	GP Strategies Corp †	850,426

		2,143,943

Road & Rail — 1.7%
24,146	Marten Transport Ltd	434,387
37,922	Quality Distribution Inc †	426,622
52,380	Saia Inc †	653,702

		1,514,711

Total Industrials		14,583,668

Information Technology — 14.1%
Communications Equipment — 0.5%
36,125	Digi International Inc †	403,155

Computers & Peripherals — 0.7%
75,778	Datalink Corp †	625,926

Electronic Equipment & Instruments — 2.2%
51,908	Mercury Computer Systems Inc †	689,857
93,555	RadiSys Corp †	473,388
63,209	TTM Technologies Inc †	692,771

		1,856,016

Information Technology Services — 0.5%
74,116	PRGX Global Inc †	440,990

Internet Software & Services — 2.4%
44,758	Keynote Systems Inc	919,329
18,632	Liquidity Services Inc †	687,521
48,490	Responsys Inc †	431,076

		2,037,926

Semiconductors & Semiconductor Equipment — 5.3%
80,088	Kulicke & Soffa Industries Inc †	740,814
11,939	NVE Corp †	662,973
90,301	O2Micro International Ltd, ADR †	360,301
90,017	Pericom Semiconductor Corp †	685,029
142,944	Photronics Inc †	869,100
33,085	Standard Microsystems Corp †	852,600

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
71,447	Ultra Clean Holdings †	$436,541

		4,607,358

Software — 2.5%
136,694	Actuate Corp †	801,027
53,536	Monotype Imaging Holdings Inc †	834,626
55,404	S1 Corp †	530,217

		2,165,870

Total Information Technology		12,137,241

Materials — 4.2%
Chemicals — 3.3%
39,381	KMG Chemicals Inc	680,110
21,804	Koppers Holdings Inc	749,185
18,082	Quaker Chemical Corp	703,209
28,553	TPC Group Inc †	666,142

		2,798,646

Paper & Forest Products — 0.9%
57,398	PH Glatfelter Co	810,459

Total Materials		3,609,105

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
59,486	SureWest Communications	715,617

TOTAL COMMON STOCKS
(Cost $72,656,794)		80,835,152

INVESTMENT COMPANIES — 6.8%
Financials — 2.2%
Capital Markets — 2.2%
39,852	Golub Capital BDC Inc	617,706
74,025	Hercules Technology Growth Capital Inc	698,796
28,468	Main Street Capital Corp	604,661

Total Financials		1,921,163

Multi-Sector — 4.6%
Multi-Industry — 4.6%
3,924,254	State Street Institutional Government Money Market Fund	3,924,254

See Notes to Financial Statements.

6

Shares	Value(a)

TOTAL INVESTMENT COMPANIES
(Cost $5,540,580)	$5,845,417

TOTAL INVESTMENTS
(Cost $78,197,374)	100.4%	86,680,569
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(364,524)

NET ASSETS	100.0%	$86,316,045

†	Non-income producing security.

(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR	—	American Depositary Receipt

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$86,680,569
Dividends and interest receivable	61,093
Receivable for investment securities sold	235,865
Receivable for Fund shares sold	540,913
Prepaid expenses and other assets	30,005

Total Assets	87,548,445

LIABILITIES:
Payable for investment securities purchased	434,254
Payable for Fund shares redeemed	487,487
Trustees’ fees and expenses payable	172,087
Transfer agency/record keeping fees payable	45,395
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	25,490
Administration fees payable	11,389
Investment advisory fees payable	4,757
Custody fees payable	3,431
Shareholder servicing fees payable — Class K Shares	74
Accrued expenses and other payables	48,036

Total Liabilities	1,232,400

NET ASSETS	$86,316,045

Investments, at cost	$78,197,374

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(501,240)
Accumulated net realized loss on investments sold	(931,839)
Net unrealized appreciation on investments	8,483,195
Paid-in capital	79,265,929

$86,316,045

NET ASSETS:
Class Y Shares	$10,896,811

Class A Shares	$58,765,814

Class B Shares	$4,435,661

Class C Shares	$11,702,561

Class K Shares	$253,234

Class R Shares	$261,964

SHARES OUTSTANDING:
Class Y Shares	367,187

Class A Shares	2,049,029

Class B Shares	173,802

Class C Shares	458,753

Class K Shares	8,824

Class R Shares	9,211

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.68

CLASS A SHARES:
Net asset value and redemption price per share	$28.68

Maximum sales charge	5.50%
Maximum offering price per share	$30.35

CLASS B SHARES:
Net asset value and offering price per share*	$25.52

CLASS C SHARES:
Net asset value and offering price per share*	$25.51

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$28.70

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$28.44

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$530
Dividends	456,592

Total Investment Income	457,122

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	61,578
Class B Shares	24,188
Class C Shares	59,641
Class R Shares	673
Shareholder servicing fees:
Class K Shares	303
Investment advisory fees	387,268
Transfer agency/record keeping fees	89,035
Administration fees	63,274
Registration and filing fees	41,251
Custody fees	30,309
Printing and mailing fees	29,045
Trustees’ fees and expenses	26,467
Legal and audit fees	22,363
Other	9,780

Total Expenses	845,175

NET INVESTMENT LOSS	(388,053)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	5,711,124
Net change in unrealized appreciation/(depreciation) of securities	(9,991,038)

Net realized and unrealized loss on investments	(4,279,914)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,667,967)

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment loss	$(388,053)	$(710,180)
Net realized gain from security transactions and foreign currency-related transactions	5,711,124	26,144,833
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(9,991,038)	4,426,692

Net increase/(decrease) in net assets resulting from operations	(4,667,967)	29,861,345
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(782,044)	(3,658,526)
Class A Shares	4,508,855	(17,043,700)
Class B Shares	(1,096,836)	(2,841,953)
Class C Shares	(1,284,950)	(4,098,437)
Class K Shares	(177)	(49,025)
Class R Shares	(30,866)	(42,446)
Short-term trading fees	20	458

Net increase/(decrease) in net assets	(3,353,965)	2,127,716
NET ASSETS:
Beginning of period	89,670,010	87,542,294

End of period	$86,316,045	$89,670,010

Accumulated net investment loss	$(501,240)	$(113,187)

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$308,347	$1,093,353
Redeemed	(1,090,391)	(4,751,879)

Net decrease	$(782,044)	$(3,658,526)

Class A Shares:
Sold*	$20,247,042	$13,502,106
Redeemed	(15,738,187)	(30,545,806)

Net increase/(decrease)	$4,508,855	$(17,043,700)

Class B Shares:
Sold	$—	$47,061
Redeemed*	(1,096,836)	(2,889,014)

Net decrease	$(1,096,836)	$(2,841,953)

Class C Shares:
Sold	$108,088	$394,198
Redeemed	(1,393,038)	(4,492,635)

Net decrease	$(1,284,950)	$(4,098,437)

Class K Shares:
Redeemed	(177)	(49,025)

Net decrease	$(177)	$(49,025)

Class R Shares:
Sold	$20,921	$111,979
Redeemed	(51,787)	(154,425)

Net decrease	$(30,866)	$(42,446)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	11,585	37,630
Redeemed	(39,254)	(164,179)

Net decrease	(27,669)	(126,549)

Class A Shares:
Sold*	750,299	487,191
Redeemed	(559,467)	(1,132,543)

Net increase/(decrease)	190,832	(645,352)

Class B Shares:
Sold	—	1,995
Redeemed*	(45,118)	(119,601)

Net decrease	(45,118)	(117,606)

Class C Shares:
Sold	4,432	15,744
Redeemed	(56,868)	(183,143)

Net decrease	(52,436)	(167,399)

Class K Shares:
Redeemed	(6)	(2,013)

Net decrease	(6)	(2,013)

Class R Shares:
Sold	791	4,452
Redeemed	(2,046)	(5,379)

Net decrease	(1,255)	(927)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$31.55		$22.70	$19.15	$29.04	$48.87	$46.37

Income/(loss) from investment operations:
Net investment income/(loss)	(0.09)		(0.10)	0.04	0.35	0.55	0.46
Net realized and unrealized gain/(loss) on investments	(1.78)		8.95	3.86	(6.55)	(15.22)	3.38

Total from investment operations	(1.87)		8.85	3.90	(6.20)	(14.67)	3.84

Less distributions:
Dividends from net investment income	—		—	(0.35)	(0.37)	(0.42)	(0.32)
Distributions from net realized gains	—		—	—	(3.32)	(4.74)	(1.02)

Total distributions	—		—	(0.35)	(3.69)	(5.16)	(1.34)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$29.68		$31.55	$22.70	$19.15	$29.04	$48.87

Total return(d)	(5.93)%		38.99%	20.28%	(24.07)%	(32.70)%	8.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,897		$12,457	$11,834	$14,696	$18,460	$29,355
Ratio of operating expenses to average net assets	1.81	%(e)	1.85%	1.79%	1.87%	1.46%	1.47%
Ratio of net investment income/(loss) to average net assets	(0.63	)%(e)	(0.36)%	0.19%	1.79%	1.50%	1.01%
Portfolio turnover rate	32%		67%	43%	35%	24%	23%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 26, 1996.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.0005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$30.53		$22.02	$18.61	$28.32	$47.80	$45.38

(0.12)		(0.17)	(0.01)	0.30	0.41	0.33

(1.73)		8.68	3.74	(6.37)	(14.83)	3.32

(1.85)		8.51	3.73	(6.07)	(14.42)	3.65

—		—	(0.32)	(0.32)	(0.32)	(0.21)

—		—	—	(3.32)	(4.74)	(1.02)

—		—	(0.32)	(3.64)	(5.06)	(1.23)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$28.68		$30.53	$22.02	$18.61	$28.32	$47.80

(6.06)%		38.65%	19.97%	(24.24)%	(32.87)%	8.31%

$58,766		$56,726	$55,117	$60,405	$121,715	$291,503

2.05	%(e)	2.10%	2.05%	2.12%	1.72%	1.72%

(0.87	)%(e)	(0.63)%	(0.06)%	1.52%	1.12%	0.74%
32%		67%	43%	35%	24%	23%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$27.26		$19.81	$16.82	$25.94	$44.30	$42.27

Income/(loss) from investment operations:
Net investment income/(loss)	(0.20)		(0.33)	(0.17)	0.14	0.13	0.00 (c)
Net realized and unrealized gain/(loss) on investments	(1.54)		7.78	3.39	(5.78)	(13.65)	3.05

Total from investment operations	(1.74)		7.45	3.22	(5.64)	(13.52)	3.05

Less distributions:
Dividends from net investment income	—		—	(0.23)	(0.16)	(0.10)	—
Distributions from net realized gains	—		—	—	(3.32)	(4.74)	(1.02)

Total distributions	—		—	(0.23)	(3.48)	(4.84)	(1.02)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$25.52		$27.26	$19.81	$16.82	$25.94	$44.30

Total return(d)	(6.38)%		37.61%	19.11%	(24.83)%	(33.35)%	7.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,436		$5,967	$6,665	$9,137	$17,424	$40,069
Ratio of operating expenses to average net assets	2.81	%(e)	2.85%	2.80%	2.87%	2.47%	2.47%
Ratio of net investment income/(loss) to average net assets	(1.64	)%(e)	(1.36)%	(0.84)%	0.78%	0.38%	(0.01)%
Portfolio turnover rate	32%		67%	43%	35%	24%	23%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on February 24, 1997 and March 31, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$27.26		$19.80	$16.82	$25.94	$44.31	$42.28

(0.20)		(0.33)	(0.16)	0.14	0.11	0.00 (c)

(1.55)		7.79	3.37	(5.78)	(13.64)	3.05

(1.75)		7.46	3.21	(5.64)	(13.53)	3.05

—		—	(0.23)	(0.16)	(0.10)	—

—		—	—	(3.32)	(4.74)	(1.02)

—		—	(0.23)	(3.48)	(4.84)	(1.02)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$25.51		$27.26	$19.80	$16.82	$25.94	$44.31

(6.42)%		37.68%	19.05%	(24.83)%	(33.37)%	7.45%

$11,703		$13,933	$13,438	$15,122	$29,827	$79,373

2.81	%(e)	2.85%	2.80%	2.87%	2.47%	2.47%

(1.64	)%(e)	(1.37)%	(0.81)%	0.77%	0.33%	(0.01)%
32%		67%	43%	35%	24%	23%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.55		$22.03	$18.62	$28.33	$47.80	$45.40

Income/(loss) from investment operations:
Net investment income/(loss)	(0.12)		(0.17)	(0.01)	0.37	0.39	0.34
Net realized and unrealized gain/(loss) on investments	(1.73)		8.69	3.74	(6.44)	(14.80)	3.29

Total from investment operations	(1.85)		8.52	3.73	(6.07)	(14.41)	3.63

Less distributions:
Dividends from net investment income	—		—	(0.32)	(0.32)	(0.32)	(0.21)
Distributions from net realized gains	—		—	—	(3.32)	(4.74)	(1.02)

Total distributions	—		—	(0.32)	(3.64)	(5.06)	(1.23)

Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$28.70		$30.55	$22.03	$18.62	$28.33	$47.80

Total return(d)	(6.06)%		38.67%	19.96%	(24.23)%	(32.85)%	8.28%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$253		$270	$239	$234	$2,211	$8,544
Ratio of operating expenses to average net assets	2.06	%(e)	2.10%	2.05%	2.11%	1.72%	1.72%
Ratio of net investment income/(loss) to average net assets	(0.88	)%(e)	(0.64)%	(0.05)%	1.80%	1.02%	0.76%
Portfolio turnover rate	32%		67%	43%	35%	24%	23%

(a)	Class K Shares and R Shares of the Fund commenced operations on December 31, 1996 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

See Notes to Financial Statements.

18

R Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$30.31		$21.91	$18.55	$28.24	$47.68	$45.28

(0.16)		(0.23)	(0.06)	0.21	0.31	0.22

(1.71)		8.63	3.71	(6.32)	(14.79)	3.30

(1.87)		8.40	3.65	(6.11)	(14.48)	3.52

—		—	(0.29)	(0.26)	(0.22)	(0.10)

—		—	—	(3.32)	(4.74)	(1.02)

—		—	(0.29)	(3.58)	(4.96)	(1.12)

—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$28.44		$30.31	$21.91	$18.55	$28.24	$47.68

(6.17)%		38.34%	19.62%	(24.44)%	(33.05)%	8.02%

$262		$317	$250	$262	$586	$1,880

2.31	%(e)	2.35%	2.30%	2.32%	1.97%	1.97%

(1.14	)%(e)	(0.85)%	(0.28)%	1.04%	0.85%	0.50%
32%		67%	43%	35%	24%	23%

See Notes to Financial Statements.

19

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20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$86,680,569
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$86,680,569

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: Prior to October 30, 2010, a short-term trading fee of 2% was assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s then current prospectus. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Fees collected (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00% of the value its average daily net assets.

Integrity Asset Management, LLC (“Integrity”), a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60%.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $63,274 before payment of sub-administration fees and $42,287 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.1634% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

$6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $24,720,093 and $25,473,657, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,215,601, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,732,406 and net appreciation for financial reporting purposes was $8,483,195. At December 31, 2011, aggregate cost for financial reporting purposes was $78,197,374.

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $511.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses, partnership basis adjustments and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid in Capital
$666,745	$108,923	$(775,668)

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

Ordinary Income
June 30, 2011	$—
June 30, 2010	1,401,005

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Post October Loss	Capital Loss Carryover	Unrealized Appreciation	Total
$(15,257)	$(7,605,597)	$19,436,867	$11,816,013

The differences between book and tax distributable earnings were primarily due to wash sales, real estate investment trust basis adjustments, partnership adjustments and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes, $7,605,597 of unused capital losses which expire in 2018.

The Fund utilized capital loss carryforwards during the year ended June 30, 2011 in the amount of $25,540,712.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2010 and June 30, 2011 of $15,257.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. Integrity votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMICRO1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Mid-Cap

Core Growth Fund

Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. FitzGerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Madan Gopal, Gavin Hayman, Brian Matuszak, George Sanders and Geoff Wilson

The -8.91% return for the Fund’s Russell Midcap® benchmark for the six months ended December 31, 2011 was the result of a double-digit negative return during the first three months of the time period and a double-digit positive return for the last three months. As an example of the extent of the volatility that ruled the market during the second half of 2011, the Russell Midcap® Index rose or fell by more than 1% daily over 61% of the trading days from July 1 to December 31, compared to only 24% of the trading days in the first half of 2011. The Fund posted a -9.20% return for the six months, lagging slightly behind its Russell benchmark but performing well ahead of the -11.74% median return of the Lipper universe of mid-cap growth mutual funds.

Stock selection was a positive, with the relative strength of holdings in the materials, health care, consumer staples and financials sectors more than offsetting relative weakness in the Fund’s industrials, information technology and consumer discretionary sectors. Sector weights were a small negative for the Fund, largely because of an underweight of the utilities sector.

The relative performance of the Fund’s industrials sector was held back by overweights in Terex Corp. (0.6% of the Fund), a manufacturer of construction and mining equipment, and WABCO Holdings, Inc. (1.0%), a provider of products for vehicle manufacturers. In the Fund’s information technology sector, the key detractors from relative returns were overweights of Skyworks Solutions, Inc. (1.2%), whose products are aligned around the cellular handsets and analog semiconductors markets, Solera Holdings, Inc. (1.3%), a provider of software and services to the automobile insurance industry, and BMC Software, Inc., a provider of information technology management solutions. BMC was eliminated from the Fund in November. An overweight of Fossil, Inc., (1.1%), a company that specializes in consumer fashion accessories, held back the relative performance of the Fund’s consumer discretionary sector.

Turning to the sources of relative strength for the six months ended December 31, 2011, the strong relative performance of the materials sector was due in part to overweights of Airgas, Inc. (1.7%), a provider of industrial gases, and Ecolab, Inc. (1.6%), a provider of specialty chemicals to the hospitality, food service, health care and industrial markets, as well as a position in LyondellBasell Industrials NV (1.5%), a Dutch chemical company. An overweighting of three stocks – BioMarin Pharmaceutical, Inc. (1.2%), Kinetic Concepts, Inc., which was acquired by a private equity group in November, and Intuitive Surgical, Inc. (1.6%) – was responsible for the relative strength of the Fund’s health care sector. BioMarin is a biotechnology company, and Intuitive Surgical is focused on surgical systems and accessories.

iii

Overweights of Hansen Natural Corp. (1.1%) and Church & Dwight Co., Inc. (1.6%), as well as a position in TreeHouse Foods, Inc. (1.0%), were responsible for the strength of the Fund’s consumer staples sector. Hansen Natural (now known as Monster Beverage Corp.) provides drinks, such as natural sodas, fruit juices and sports drink. TreeHouse Foods manufactures and distributes food products, with customers that include Wal-Mart, Kroger and McDonald’s. Church & Dwight manufactures and markets a range of products, with brands that include Arm & Hammer, XTRA laundry products and Orajel oral analgesics. In the Fund’s financials sector, an overweight of Digital Realty Trust, Inc. (1.6%), an office real estate investment trust (REIT), and a position in Signature Bank (1.6%), a New York-based regional bank, helped to boost relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Midcap® Index is a capitalization-weighted index that measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index (approximately 1,000 of the largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$908.00	$5.23	1.09%

Class A	$1,000.00	$906.70	$6.42	1.34%

Class B	$1,000.00	$903.60	$10.00	2.09%

Class C	$1,000.00	$903.40	$10.00	2.09%

Class K	$1,000.00	$906.60	$6.42	1.34%

Class R	$1,000.00	$905.80	$7.62	1.59%

Hypothetical

Class Y	$1,000.00	$1,019.66	$5.53	1.09%

Class A	$1,000.00	$1,018.40	$6.80	1.34%

Class B	$1,000.00	$1,014.63	$10.58	2.09%

Class C	$1,000.00	$1,014.63	$10.58	2.09%

Class K	$1,000.00	$1,018.40	$6.80	1.34%

Class R	$1,000.00	$1,017.14	$8.06	1.59%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS— 99.7%
Consumer Discretionary — 16.0%
Auto Components — 2.4%
708,600	BorgWarner Inc †	$45,166,164
1,804,400	Gentex Corp	53,392,196

		98,558,360

Distributors — 1.9%
2,606,800	LKQ Corp †	78,412,544

Hotels, Restaurants & Leisure — 1.3%
1,764,500	Marriott International Inc/DE, Class A	51,470,465
172,270	Marriott Vacations Worldwide Corp †	2,956,153

		54,426,618

Household Durables — 1.5%
1,073,225	Tupperware Brands Corp	60,068,403

Media — 3.6%
2,728,600	Cinemark Holdings Inc	50,451,814
1,253,446	Liberty Media Corp – Liberty Capital, Class A †	97,831,461

		148,283,275

Multiline Retail — 1.4%
1,013,200	Family Dollar Stores Inc	58,421,112

Specialty Retail — 2.8%
1,263,000	Ltd Brands Inc	50,962,050
949,000	Tiffany & Co	62,880,740

		113,842,790

Textiles, Apparel & Luxury Goods — 1.1%
561,500	Fossil Inc †	44,560,640

Total Consumer Discretionary		656,573,742

Consumer Staples — 5.6%
Beverages — 1.1%
502,900	Hansen Natural Corp †	46,337,206

Food Products — 1.0%
624,800	TreeHouse Foods Inc †	40,849,424

Household Products — 1.6%
1,413,850	Church & Dwight Co Inc	64,697,776

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Personal Products — 1.9%
1,473,600	Herbalife Ltd	$76,140,912

Total Consumer Staples		228,025,318

Energy — 9.4%
Energy Equipment & Services — 4.4%
967,000	Atwood Oceanics Inc †	38,476,930
1,267,300	Complete Production Services Inc †	42,530,588
408,850	Core Laboratories NV	46,588,458
710,000	Oil States International Inc †	54,222,700

		181,818,676

Oil, Gas & Consumable Fuels — 5.0%
2,410,000	Denbury Resources Inc †	36,391,000
690,140	EQT Corp	37,812,770
2,593,600	Northern Oil and Gas Inc †	62,194,528
1,191,200	Peabody Energy Corp	39,440,632
879,485	Southwestern Energy Co †	28,090,751

		203,929,681

Total Energy		385,748,357

Financials — 18.7%
Capital Markets — 2.9%
745,400	Affiliated Managers Group Inc †	71,521,130
2,432,800	Invesco Ltd	48,874,952

		120,396,082

Commercial Banks — 3.7%
4,111,500	Fifth Third Bancorp	52,298,280
3,654,700	First Niagara Financial Group Inc	31,540,061
1,101,575	Signature Bank/New York NY †	66,083,484

		149,921,825

Consumer Finance — 1.0%
1,570,800	Ezcorp Inc, Class A †	41,421,996

Diversified Financial Services — 1.2%
1,468,400	MSCI Inc, Class A †	48,354,412

Insurance — 3.8%
2,593,700	Lincoln National Corp	50,369,654
1,039,700	Reinsurance Group of America Inc	54,324,325

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Insurance (Continued)
654,300	RenaissanceRe Holdings Ltd	$48,660,291

		153,354,270

Real Estate Investment Trusts (REITs) — 6.1%
2,360,100	Annaly Capital Management Inc	37,667,196
1,005,425	Digital Realty Trust Inc	67,031,685
389,150	Essex Property Trust Inc	54,679,466
1,799,400	Macerich Co/The	91,049,640

		250,427,987

Total Financials		763,876,572

Health Care — 12.1%
Biotechnology — 1.1%
1,379,025	BioMarin Pharmaceutical Inc †	47,410,880

Health Care Equipment & Supplies — 5.2%
648,600	Cooper Cos Inc/The	45,739,272
1,447,600	DENTSPLY International Inc	50,651,524
144,400	Intuitive Surgical Inc †	66,858,644
1,104,700	Sirona Dental Systems Inc †	48,650,988

		211,900,428

Health Care Providers & Services — 3.7%
885,400	Catalyst Health Solutions Inc †	46,040,800
686,250	DaVita Inc †	52,024,612
5,462,600	Health Management Associates Inc, Class A †	40,259,362
772,900	HealthSouth Corp †	13,657,143

		151,981,917

Health Care Technology — 0.9%
608,700	Cerner Corp †	37,282,875

Life Sciences Tools & Services — 1.2%
322,200	Mettler-Toledo International Inc †	47,592,162

Total Health Care		496,168,262

Industrials — 11.7%
Aerospace & Defense — 0.8%
212,700	Precision Castparts Corp	35,050,833

Air Freight & Logistics — 0.7%
699,500	Expeditors International of Washington Inc	28,651,520

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Industrials (Continued)
Commercial Services & Supplies — 2.2%
1,464,800	Iron Mountain Inc	$45,115,840
606,375	Stericycle Inc †	47,248,740

		92,364,580

Machinery — 5.0%.
793,200	AGCO Corp †	34,083,804
578,902	Joy Global Inc	43,400,283
848,300	Stanley Black & Decker Inc	57,345,080
1,926,200	Terex Corp †	26,022,962
985,800	WABCO Holdings Inc †	42,783,720

		203,635,849

Professional Services — 1.2%
555,750	IHS Inc, Class A †	47,883,420

Road & Rail — 1.8%
1,076,225	Kansas City Southern †	73,194,062

Total Industrials		480,780,264

Information Technology — 12.6%
Information Technology Services — 3.8%
1,073,210	Cognizant Technology Solutions Corp, Class A †	69,018,135
644,775	Fiserv Inc †	37,874,084
983,100	Teradata Corp †	47,690,181

		154,582,400

Office Electronics — 1.1%
5,396,900	Xerox Corp	42,959,324

Semiconductors & Semiconductor Equipment — 2.4%
1,426,700	Microchip Technology Inc	52,260,021
2,953,500	Skyworks Solutions Inc †	47,905,770

		100,165,791

Software — 5.3%
852,275	Check Point Software Technologies Ltd †	44,778,529
182,800	Factset Research Systems Inc	15,954,784
1,176,200	MICROS Systems Inc †	54,787,396
1,141,800	Red Hat Inc †	47,144,922

See Notes to Financial Statements.

4

Shares		Value(a)

Information Technology (Continued)
Software (Continued)
1,199,825	Solera Holdings Inc	$53,440,205

		216,105,836

Total Information Technology		513,813,351

Materials — 6.3%
Chemicals — 4.8%
881,325	Airgas Inc	68,813,856
1,121,800	Ecolab Inc	64,851,258
1,894,300	LyondellBasell Industries NV, Class A	61,545,807

		195,210,921

Containers & Packaging — 1.5%
1,832,250	Crown Holdings Inc †	61,526,955

Total Materials		256,737,876

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
1,403,100	SBA Communications Corp, Class A †	60,277,176

Utilities — 5.8%
Electric Utilities — 2.9%
795,600	ITC Holdings Corp	60,370,128
1,594,950	Northeast Utilities	57,529,847

		117,899,975

Multi-Utilities — 2.9%
3,246,200	NiSource Inc	77,292,022
1,225,612	NorthWestern Corp	43,864,653

		121,156,675

Total Utilities		239,056,650

TOTAL COMMON STOCKS
(Cost $3,262,602,761)		4,081,057,568

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

INVESTMENT COMPANIES — 0.3%
51,700	SPDR S&P MidCap 400 ETF Trust	$8,248,218
4,900,414	State Street Institutional Government Money Market Fund	4,900,414

TOTAL INVESTMENT COMPANIES
(Cost $13,142,960)		13,148,632

TOTAL INVESTMENTS
(Cost $3,275,745,721)	100.0%	4,094,206,200
OTHER ASSETS AND LIABILITIES (Net)	0.0	277,053

NET ASSETS	100.0%	$4,094,483,253

†	Non-income producing security.

(a)	As of December 31,2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

At December 31, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	92.9%	$3,803,343,571
Netherlands	2.6	108,134,265
Cayman Islands	1.9	76,140,912
Bermuda	1.2	48,660,291
Israel	1.1	44,778,529

TOTAL COMMON STOCKS	99.7	4,081,057,568
INVESTMENT COMPANIES	0.3	13,148,632

TOTAL INVESTMENTS	100.0	4,094,206,200
OTHER ASSETS AND LIABILITIES (NET)	0.0	277,053

NET ASSETS	100.0%	$4,094,483,253

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$4,094,206,200
Dividends and interest receivable	5,387,644
Receivable for investment securities sold	13,712,395
Receivable for Fund shares sold	5,949,399
Prepaid expenses and other assets	78,877

Total Assets	4,119,334,515

LIABILITIES:
Payable for Fund shares redeemed	20,828,872
Transfer agency/record keeping fees payable	2,724,682
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	477,034
Administration fees payable	230,846
Trustees’ fees and expenses payable	192,853
Investment advisory fees payable	169,090
Custody fees payable	43,981
Shareholder servicing fees payable — Class K Shares	3,873
Accrued expenses and other payables	180,031

Total Liabilities	24,851,262

NET ASSETS	$4,094,483,253

Investments, at cost	$3,275,745,721

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$8,292,281
Accumulated net realized loss on investments sold	(407,772,715)
Net unrealized appreciation of investments	818,460,479
Paid-in capital	3,675,503,208

$4,094,483,253

NET ASSETS:
Class Y Shares	$2,562,878,471

Class A Shares	$1,243,021,060

Class B Shares	$23,045,555

Class C Shares	$199,533,783

Class K Shares	$17,402,769

Class R Shares	$48,601,615

SHARES OUTSTANDING:
Class Y Shares	90,779,791

Class A Shares	45,033,070

Class B Shares	904,111

Class C Shares	7,811,896

Class K Shares	630,881

Class R Shares	1,785,466

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$28.23

CLASS A SHARES:
Net asset value and redemption price per share	$27.60

Maximum sales charge	5.50%
Maximum offering price per share	$29.21

CLASS B SHARES:
Net asset value and offering price per share*	$25.49

CLASS C SHARES:
Net asset value and offering price per share*	$25.54

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$27.58

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$27.22

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$3,167
Dividends(a)	34,636,222

Total Investment Income	34,639,389

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,650,538
Class B Shares	124,059
Class C Shares	1,054,366
Class R Shares	124,485
Shareholder servicing fees:
Class K Shares	27,429
Investment advisory fees	16,059,160
Transfer agency/record keeping fees	5,076,072
Administration fees	1,407,924
Custody fees	294,099
Registration and filing fees	59,475
Legal and audit fees	45,366
Trustees’ fees and expenses	25,536
Other	291,644

Total Expenses	26,240,153

NET INVESTMENT INCOME	8,399,236

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	59,076,267
Net change in unrealized appreciation/(depreciation) of securities	(520,640,528)

Net realized and unrealized loss on investments	(461,564,261)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(453,165,025)

(a)	Net of foreign withholding taxes of $1,440,989.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Net investment income/(loss)	$8,399,236	$(9,742,081)
Net realized gain from security transactions	59,076,267	424,521,168
Net change in net unrealized appreciation/(depreciation) of securities	(520,640,528)	973,729,096

Net increase/(decrease) in net assets resulting from operations	(453,165,025)	1,388,508,183
Dividends to shareholders from net investment income:
Class Y Shares	—	(811,589)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(172,522,611)	93,676,460
Class A Shares	(123,625,349)	(266,104,142)
Class B Shares	(3,371,674)	(7,229,452)
Class C Shares	(21,835,260)	(43,392,377)
Class K Shares	(8,006,361)	(13,023,088)
Class R Shares	(3,052,691)	(7,573,422)
Short-term trading fees	652	352

Net increase/(decrease) in net assets	(785,578,319)	1,144,050,925
NET ASSETS:
Beginning of Period	4,880,061,572	3,736,010,647

End of Period	$4,094,483,253	$4,880,061,572

Undistributed net investment income/(Accumulated net investment loss)	$8,292,281	$(106,955)

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Amount
Class Y Shares:
Sold	$297,780,792	$707,959,385
Issued as reinvestment of dividends	—	663,638
Redeemed	(470,303,403)	(614,946,563)

Net increase/(decrease)	$(172,522,611)	$93,676,460

Class A Shares:
Sold*	$165,728,849	$279,018,456
Redeemed	(289,354,198)	(545,122,598)

Net decrease	$(123,625,349)	$(266,104,142)

Class B Shares:
Sold	$23,546	$209,230
Redeemed*	(3,395,220)	(7,438,682)

Net decrease	$(3,371,674)	$(7,229,452)

Class C Shares:
Sold	$6,068,692	$15,474,733
Redeemed	(27,903,952)	(58,867,110)

Net decrease	$(21,835,260)	$(43,392,377)

Class K Shares:
Sold	$936,386	$1,472,722
Redeemed	(8,942,747)	(14,495,810)

Net decrease	$(8,006,361)	$(13,023,088)

Class R Shares:
Sold	$7,139,499	$20,683,598
Redeemed	(10,192,190)	(28,257,020)

Net decrease	$(3,052,691)	$(7,573,422)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Shares
Class Y Shares:
Sold	10,536,137	25,290,059
Issued as reinvestment of distributions	—	23,204
Redeemed	(16,742,174)	(22,315,532)

Net increase/(decrease)	(6,206,037)	2,997,731

Class A Shares:
Sold*	6,054,327	10,194,741
Redeemed	(10,487,817)	(20,084,137)

Net decrease	(4,433,490)	(9,889,396)

Class B Shares:
Sold	997	8,221
Redeemed*	(134,157)	(299,524)

Net decrease	(133,160)	(291,303)

Class C Shares:
Sold	236,303	596,372
Redeemed	(1,091,550)	(2,351,554)

Net decrease	(855,247)	(1,755,182)

Class K Shares:
Sold	35,654	55,369
Redeemed	(323,722)	(530,826)

Net decrease	(288,068)	(475,457)

Class R Shares:
Sold	262,510	774,594
Redeemed	(372,989)	(1,051,430)

Net decrease	(110,479)	(276,836)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$31.09		$22.44	$18.51	$27.37	$29.85	$24.27

Income/(loss) from investment operations:
Net investment income/(loss)	0.08		(0.02)	0.05	0.10	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	(2.94)		8.68	3.96	(8.93)	(2.01)	5.73

Total from investment operations	(2.86)		8.66	4.01	(8.83)	(2.04)	5.67

Less distributions:
Dividends from net investment income	—		(0.01)	(0.08)	—	—	(0.09)
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		(0.01)	(0.08)	(0.03)	(0.44)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$28.23		$31.09	$22.44	$18.51	$27.37	$29.85

Total return(d)	(9.20)%		38.59%	21.67%	(32.26)%	(6.98)%	23.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,562,878		$3,015,321	$2,109,229	$1,656,032	$2,049,643	$1,366,790
Ratio of operating expenses to average net assets	1.09	%(e)	1.08%	1.09%	1.11%	1.07%	1.07%
Ratio of net investment income/(loss) to average net assets	0.53	%(e)	(0.07)%	0.20%	0.50%	(0.09)%	(0.25)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on June 24, 1998 and July 3, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

A Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
$30.44		$22.01	$18.16	$26.92	$29.43	$23.95

0.04		(0.09)	(0.01)	0.04	(0.10)	(0.13)
(2.88)		8.52	3.89	(8.77)	(1.97)	5.65

(2.84)		8.43	3.88	(8.73)	(2.07)	5.52

—		—	(0.03)	—	—	(0.04)
—		—	—	(0.03)	(0.44)	—

—		—	(0.03)	(0.03)	(0.44)	(0.04)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$27.60		$30.44	$22.01	$18.16	$26.92	$29.43

(9.33)%		38.30%	21.34%	(32.43)%	(7.18)%	23.10%

$1,243,021		$1,505,526	$1,306,682	$1,367,350	$2,281,311	$1,874,868
1.34	%(e)	1.33%	1.34%	1.35%	1.31%	1.32%
0.28	%(e)	(0.32)%	(0.06)%	0.21%	(0.37)%	(0.50)%
19%		65%	52%	65%	56%	46%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	B Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$28.21		$20.56	$17.07	$25.50	$28.11	$23.01

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.27)	(0.17)	(0.10)	(0.31)	(0.31)
Net realized and unrealized gain/(loss) on investments	(2.66)		7.92	3.66	(8.30)	(1.86)	5.41

Total from investment operations	(2.72)		7.65	3.49	(8.40)	(2.17)	5.10

Less distributions:
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	—	(0.03)	(0.44)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$25.49		$28.21	$20.56	$17.07	$25.50	$28.11

Total return(d)	(9.64)%		37.21%	20.45%	(32.94)%	(7.88)%	22.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$23,046		$29,263	$27,318	$29,614	$57,234	$68,204
Ratio of operating expenses to average net assets	2.09	%(e)	2.08%	2.09%	2.10%	2.06%	2.06%
Ratio of net investment loss to average net assets	(0.49	)%(e)	(1.08)%	(0.81)%	(0.55)%	(1.15)%	(1.25)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

(a)	Class B Shares and Class C shares (known as Class II Shares prior to October 31, 2003) of the Fund commenced operations on July 5, 2000 and July 14, 2000, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable) sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

C Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$28.27		$20.60	$17.10	$25.55	$28.17	$23.06

(0.06)		(0.27)	(0.17)	(0.10)	(0.31)	(0.31)

(2.67)		7.94	3.67	(8.32)	(1.87)	5.42

(2.73)		7.67	3.50	(8.42)	(2.18)	5.11

—		—	—	(0.03)	(0.44)	—

—		—	—	(0.03)	(0.44)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$25.54		$28.27	$20.60	$17.10	$25.55	$28.17

(9.66)%		37.23%	20.47%	(32.96)%	(7.90)%	22.16%

$199,534		$245,023	$214,746	$230,909	$464,870	$452,983

2.09	%(e)	2.08%	2.09%	2.10%	2.06%	2.06%

(0.48	)%(e)	(1.07)%	(0.81)%	(0.55)%	(1.13)%	1.25%
19%		65%	52%	65%	56%	46%

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares
	Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)
Net asset value, beginning of period	$30.42		$22.00	$18.15	$26.91	$29.42	$23.94

Income/(loss) from investment operations:
Net investment income/(loss)	0.03		(0.09)	(0.01)	0.03	(0.12)	(0.13)
Net realized and unrealized gain/(loss) on investments	(2.87)		8.51	3.89	(8.76)	(1.95)	5.65

Total from investment operations	(2.84)		8.42	3.88	(8.73)	(2.07)	5.52

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—	(0.04)
Distributions from net realized gains	—		—	—	(0.03)	(0.44)	—

Total distributions	—		—	(0.03)	(0.03)	(0.44)	(0.04)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$27.58		$30.42	$22.00	$18.15	$26.91	$29.42

Total return(d)	(9.34)%		38.27%	21.35%	(32.44)%	(7.18)%	23.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,403		$27,951	$30,681	$34,105	$78,566	$101,567
Ratio of operating expenses to average net assets	1.34	%(e)	1.33%	1.34%	1.35%	1.31%	1.31%
Ratio of net investment income/(loss) to average net assets	0.21	%(e)	(0.33)%	(0.06)%	0.17%	(0.40)%	(0.50)%
Portfolio turnover rate	19%		65%	52%	65%	56%	46%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

(f)	Amount represents less than 0.005%.

See Notes to Financial Statements.

18

R Shares
Period Ended 12/31/11(b) (Unaudited)		Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)		Year Ended 6/30/08(b)	Year Ended 6/30/07(b)

$30.05		$21.79	$18.00	$26.76		$29.33	$23.89

0.00	(c)	(0.15)	(0.07)	0.00	(c)	(0.16)	(0.20)

(2.83)		8.41	3.86	(8.73)		(1.97)	5.64

(2.83)		8.26	3.79	(8.73)		(2.13)	5.44

—		—	—	—		—	—

—		—	—	(0.03)		(0.44)	—

—		—	—	(0.03)		(0.44)	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)

$27.22		$30.05	$21.79	$18.00		$26.76	$29.33

(9.42)%		37.91%	21.06%	(32.62)%		(7.41)%	22.77%

$48,602		$56,978	$47,354	$59,485		$78,174	$42,501

1.59	%(e)	1.58%	1.59%	1.60%		1.56%	1.57%

0.03	%(e)	(0.57)%	(0.33)%	0.00	%(f)	(0.57)%	(0.75)%
19%		65%	52%	65%		56%	46%

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a CDSC. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$4,094,206,200
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$4,094,206,200

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% on the first $6 billion of its average daily net assets; 0.70% on the next $2 billion; and 0.65% on average daily net assets exceeding $8 billion. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.75% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2011, the Advisor earned $1,407,924 before payment of sub-administration fees and $945,334 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.0658% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $820,719,514 and $1,138,835,791, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $984,933,092, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $166,472,613 and net appreciation for financial reporting purposes was $818,460,479. At December 31, 2011, aggregate cost for financial reporting purposes was $3,275,745,721.

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $27,612.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from partnership basis adjustments, foreign currency gains and losses, non-taxable dividend adjustments to income, net operating losses and distributions in excess of current earnings were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$9,715,302	$2,651,376	$(12,366,678)

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

Ordinary Income
June 30, 2011	$811,589
June 30, 2010	9,278,910

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryover	Unrealized Appreciation	Total
$(399,692,108)	$1,271,944,132	$872,252,024

The differences between book and tax distributable earnings were primarily due to wash sales, deferred trustees’ fees and return of capital basis adjustments.

As determined at June 30, 2011, the Fund had available for Federal Income tax purposes $399,692,108 of unused capital losses of which $2,578,526 and $397,113,582 expire in 2016 and 2018, respectively. In addition, $2,578,526 of the losses expiring in 2016 were obtained in the March 27, 2009 merger with the Munder Small-Mid Cap Fund. These losses are subject to limitations.

The Fund utilized capital loss carryforwards during the year ended June 30, 2011 in the amount of $389,774,068.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNMCCG1211

SEMI-ANNUAL REPORT

December 31, 2011

Munder Veracity

Small-Cap Value Fund

Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds® Letter to Shareholders

DEAR SHAREHOLDER:

Any discussion of the last six months of 2011 involves the tale of two contrasting stock market environments. During the third quarter of 2011 (July through September), the broad U.S. stock market, as measured by the Russell 3000® Index, posted a negative return of -15.28%. In contrast, the Index generated a 12.12% return for the fourth quarter of 2011. While this was a strong return, it was not enough to compensate for the weakness during the prior three months. Across style segments and capitalization ranges, stock market indices posted negative returns for the six-month time period as a whole. The Russell 3000® Index, which spans the capitalization ranges of the stock market, posted a return of -5.01% for the six months ended December 31, 2011, while the widely-followed S&P 500® Index, which measures the large-cap segment of the stock market, posted a -3.69% return.

Looking at the Russell family of indices, larger-cap stocks had the best relative performance. The Russell 1000® Index, which measures the performance of the large-cap segment of the stock market, posted a -4.58% return, ahead of the -9.77% return for the Russell 2000® Index, a measure of the stock market’s small-cap segment. Growth stocks did better than value stocks among large-cap stocks, but trailed in the smaller-cap segments.

While international markets experienced the same double-digit declines as did the U.S. market during the July through September time period, they had a relatively lackluster recovery during the last three months of the year. The MSCI ACWI (All Country World Index) Index ex-U.S. (net dividends), a global equity benchmark designed to measure the equity market performance of developed and emerging markets, posted a -16.87% return for the six-month time period, well behind most U.S. stock market averages.

In contrast to the performance of the stock market, the fixed income market had its strongest performance during the first half of the six-month time period ended December 31, 2011. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the U.S. fixed income market, posted returns of 3.82% and 1.12% for the July through September and October through December time periods, respectively. For the entire six months ended December 31, the Index had a return of 4.98%. Among the major components of the Index, the greatest strength for the six-month time period came from U.S. Treasury securities. Among corporate securities, risk aversion to lower quality securities during the July through September quarter gave way to a greater appetite for risk during the October through December months. The municipal market showed even greater strength than the taxable market, with the Barclays Capital Municipal Index posting a return of 6.02%.

In each of the Munder Funds, we adhere to investment processes based on fundamentals. All Funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

James V. Fitzgerald

President and Principal Executive Officer, The Munder Funds

President and Chief Operating Officer, Munder Capital Management

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of

Fund Performance (Unaudited)

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Performance and after-tax returns can be significantly impacted by the Fund’s investments in Initial Public Offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2011. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2011, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2011. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Daniel Bandi, Daniel DeMonica, Adam Friedman, Joe Gilbert and Bryan Tinsley

The Russell 2000® Value Index generated a strong 15.97% return for the fourth quarter of 2011. This was not enough, however, to overcome the -21.47% return for the prior three months, and the Index posted a negative return of -8.94% for the six months ended December 31, 2011. Although also posting a negative return of -7.07%, the Fund outperformed its Russell 2000® Value benchmark, as well as the -8.96% median returns of the Lipper universes of small-cap value mutual funds and the -9.24% median returns of the small-cap core mutual funds. (Lipper places the Fund in the small-cap core universe.)

The relative strength of the Fund was due primarily to the strong relative performance of its energy, industrials, financials and consumer staples sectors. In contrast, the Fund’s holdings in the information technology and materials sector showed relative weakness. An overweight of the health care sector and underweight of the financials sector also held back relative returns during the six months ended December 31, 2011.

An overweight of Avid Technology, Inc., a provider of digital media production technology, and a position in Fairchild Semiconductor International, Inc. (1.0% of the Fund) were the largest detractors from the relative performance of the Fund’s information technology sector. Avid Technology was eliminated from the Fund in November. An overweight of RTI International Metals, Inc. (0.5%), a supplier of titanium products, and a position in Noranda Aluminum Holding Corp. (0.3%) had a negative impact on the relative strength of the materials sector.

Turning to the sources of relative strength for the six months ended December 31, 2011, a position in Kodiak Oil & Gas Corp. (1.3%) was the largest contributor to the outperformance of the Fund’s energy sector. An overweight of Petroleum Development Corp. (1.0%) and a position in Complete Production Services, Inc. (0.7%) also boosted the relative performance of the sector. In the industrials sector, relative strength was largely due to overweights in Dycom Industries, Inc. (1.3%), Greenbrier Companies, Inc. (1.2%) and Curtiss-Wright Corp. (1.4%), as well as a position in Old Dominion Freight Line, Inc. (1.3%). Dycom Industries provides contracting and construction services to telecommunications providers, as well as electric and gas utilities. Greenbrier Companies is a manufacturer of railroad freight car equipment and ocean-going marine barges. Curtiss-Wright focuses on highly engineered, advanced technologies for the defense, energy, commercial aerospace and other industrial markets. Old Dominion Freight Line is a trucking firm offering less-than-truckload shipping services.

The outperformance of the Fund’s financials sector was due in part to a position in World Acceptance Corp. (1.2%), a company focused on consumer loans, and overweights of RLI Corp. (1.3%), an insurance company, and two real estate investment trusts (REITs): Education Realty Trust, Inc. (1.0%), focused on student housing, and NorthStar Realty Finance Corp. (0.7%), a mortgage REIT. Overweights of a number of regional banks, including FirstMerit Corp. (1.3%) and National Penn Bancshares, Inc. (1.3%), and the lack of a position in MF Global Holdings Ltd., also contributed to the relative strength of the sector. An overweight of TreeHouse Foods, Inc. (1.0%) and a position in Casey’s General Stores, Inc. (1.1%) contributed to the outperformance of the

Fund’s consumer staples sector. TreeHouse Foods manufactures and distributes food products, with customers that include Wal-Mart, Kroger and McDonald’s. Casey’s General Stores is an operator of convenience stores.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate; however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is a capitalization-weighted index that measures the performance of those Russell 2000® Index companies (approximately 2,000 of the smallest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper universe of small-cap value funds represents a universe of existing mutual funds that have an investment objective that is similar to that of the Fund and is shown as supplemental information. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11-12/31/11	Annualized Expense Ratio
Actual

Class Y	$1,000.00	$929.32	$6.06	1.25%

Class A	$1,000.00	$927.54	$7.27	1.50%

Class B	$1,000.00	$924.45	$10.88	2.25%

Class C	$1,000.00	$924.65	$10.89	2.25%

Class K	$1,000.00	$927.44	$7.27	1.50%

Class R	$1,000.00	$926.95	$8.48	1.75%

Hypothetical

Class Y	$1,000.00	$1,018.85	$6.34	1.25%

Class A	$1,000.00	$1,017.60	$7.61	1.50%

Class B	$1,000.00	$1,013.83	$11.39	2.25%

Class C	$1,000.00	$1,013.83	$11.39	2.25%

Class K	$1,000.00	$1,017.60	$7.61	1.50%

Class R	$1,000.00	$1,016.34	$8.87	1.75%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 103.3%
Consumer Discretionary — 10.2%
Auto Components — 0.7%
68,894	Tenneco Inc †	$2,051,663

Diversified Consumer Services — 0.4%
31,178	Matthews International Corp, Class A	979,925

Hotels, Restaurants & Leisure — 2.2%
80,980	CEC Entertainment Inc	2,789,761
59,537	Gaylord Entertainment Co †	1,437,223
155,757	Isle of Capri Casinos Inc †	727,385
162,606	Ruby Tuesday Inc †	1,121,982

		6,076,351

Household Durables — 2.0%
96,199	Meritage Homes Corp †	2,230,855
198,830	Ryland Group Inc/The	3,133,561

		5,364,416

Media — 0.5%
224,261	Belo Corp, Class A	1,412,844

Specialty Retail — 3.5%
54,371	Childrens Place Retail Stores Inc/The †	2,888,187
104,900	Collective Brands Inc †	1,507,413
47,719	Genesco Inc †	2,946,171
171,556	Stage Stores Inc	2,382,913

		9,724,684

Textiles, Apparel & Luxury Goods — 0.9%
237,025	Jones Group Inc/The	2,500,614

Total Consumer Discretionary		28,110,497

Consumer Staples — 4.7%
Food & Staples Retailing — 2.2%
60,786	Casey’s General Stores Inc	3,131,087
66,335	Ruddick Corp	2,828,524

		5,959,611

See Notes to Financial Statements.

1

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products — 2.5%
69,464	Hain Celestial Group Inc/The †	$2,546,550
34,900	Sanderson Farms Inc	1,749,537
41,921	TreeHouse Foods Inc †	2,740,795

		7,036,882

Total Consumer Staples		12,996,493

Energy — 5.8%
Energy Equipment & Services — 2.0%
58,966	Complete Production Services Inc †	1,978,899
125,487	Key Energy Services Inc †	1,941,284
169,683	Pioneer Drilling Co †	1,642,531

		5,562,714

Oil, Gas & Consumable Fuels — 3.8%
39,987	Berry Petroleum Co, Class A	1,680,254
89,597	Gulfport Energy Corp †	2,638,632
363,398	Kodiak Oil & Gas Corp †	3,452,281
77,027	Petroleum Development Corp †	2,704,418

		10,475,585

Total Energy		16,038,299

Financials — 33.9%
Capital Markets — 0.7%
77,565	Waddell & Reed Financial Inc, Class A	1,921,285

Commercial Banks — 15.9%
296,658	BancorpSouth Inc	3,269,171
117,227	Cardinal Financial Corp	1,259,018
175,276	Central Pacific Financial Corp †	2,264,566
193,091	First Financial Bancorp	3,213,034
204,300	First Horizon National Corp	1,634,400
239,500	FirstMerit Corp	3,623,635
229,057	Fulton Financial Corp	2,247,049
74,106	Glacier Bancorp Inc	891,495
96,069	Hancock Holding Co	3,071,326
92,079	MB Financial Inc	1,574,551
411,402	National Penn Bancshares Inc	3,472,233
101,906	Pacific Continental Corp	901,868
111,497	PacWest Bancorp	2,112,868
413,009	Susquehanna Bancshares Inc	3,461,016
1,504,711	Synovus Financial Corp	2,121,643

See Notes to Financial Statements.

2

Shares		Value(a)

Financials (Continued)
Commercial Banks (Continued)
117,277	Trustmark Corp	$2,848,658
382,483	Western Alliance Bancorp †	2,382,869
122,636	Wintrust Financial Corp	3,439,940

		43,789,340

Consumer Finance — 1.2%
44,758	World Acceptance Corp †	3,289,713

Insurance — 3.9%
109,834	Amtrust Financial Services Inc	2,608,557
73,186	Hanover Insurance Group Inc/The	2,557,851
26,900	ProAssurance Corp	2,147,158
47,417	RLI Corp	3,454,803

		10,768,369

Real Estate Investment Trusts (REITs) — 12.2%
151,725	Associated Estates Realty Corp	2,420,014
95,126	BioMed Realty Trust Inc	1,719,878
84,457	Colonial Properties Trust	1,761,773
277,081	CubeSmart	2,948,142
371,048	DiamondRock Hospitality Co	3,576,903
278,738	Education Realty Trust Inc	2,851,490
84,753	Highwoods Properties Inc	2,514,621
309,273	Inland Real Estate Corp	2,353,567
289,015	Lexington Realty Trust	2,164,722
66,180	LTC Properties Inc	2,042,315
100,974	National Retail Properties Inc	2,663,694
410,849	NorthStar Realty Finance Corp	1,959,750
367,534	Sunstone Hotel Investors Inc †	2,995,402
67,241	Washington Real Estate Investment Trust	1,839,041

		33,811,312

Total Financials		93,580,019

Health Care — 8.5%
Health Care Equipment & Supplies — 1.1%
49,099	ICU Medical Inc †	2,209,455
55,025	Invacare Corp	841,333

		3,050,788

Health Care Providers & Services — 5.7%
24,533	AMERIGROUP Corp †	1,449,410
388,013	Health Management Associates Inc, Class A †	2,859,656
114,957	Healthsouth Corp †	2,031,290

See Notes to Financial Statements.

3

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
101,977	Kindred Healthcare Inc †	$1,200,269
64,102	LifePoint Hospitals Inc †	2,381,389
75,117	Magellan Health Services Inc †	3,716,038
41,024	WellCare Health Plans Inc †	2,153,760

		15,791,812

Pharmaceuticals — 1.7%
81,859	Impax Laboratories Inc †	1,651,096
87,180	Medicis Pharmaceutical Corp, Class A	2,898,735

		4,549,831

Total Health Care		23,392,431

Industrials — 17.3%
Aerospace & Defense — 4.1%
161,555	AAR Corp	3,097,009
36,981	BE Aerospace Inc †	1,431,534
33,601	Ceradyne Inc †	899,835
105,644	Curtiss-Wright Corp	3,732,403
91,575	Hexcel Corp †	2,217,031

		11,377,812

Commercial Services & Supplies — 1.4%
47,753	Consolidated Graphics Inc †	2,305,515
66,300	Deluxe Corp	1,508,988

		3,814,503

Construction & Engineering — 2.1%
166,215	Dycom Industries Inc †	3,477,217
87,543	EMCOR Group Inc	2,347,028

		5,824,245

Industrial Conglomerates — 0.5%
36,334	Standex International Corp	1,241,533

Machinery — 6.1%
161,905	Actuant Corp, Class A	3,673,625
89,447	Crane Co	4,178,069
137,709	Greenbrier Cos Inc †	3,343,575
72,459	Robbins & Myers Inc	3,517,884
265,431	Wabash National Corp †	2,080,979

		16,794,132

See Notes to Financial Statements.

4

Shares		Value(a)

Industrials (Continued)
Road & Rail — 3.1%
39,182	Genesee & Wyoming Inc, Class A †	$2,373,646
86,431	Old Dominion Freight Line Inc †	3,503,048
110,311	Werner Enterprises Inc	2,658,495

		8,535,189

Total Industrials		47,587,414

Information Technology — 11.5%
Communications Equipment — 0.7%
180,595	Arris Group Inc †	1,954,038

Electronic Equipment & Instruments — 3.9%
158,604	Benchmark Electronics Inc †	2,136,396
91,404	Plexus Corp †	2,502,641
72,700	SYNNEX Corp †	2,214,442
181,172	TTM Technologies Inc †	1,985,645
215,100	Vishay Intertechnology Inc †	1,933,749

		10,772,873

Information Technology Services — 0.8%
183,291	Sapient Corp	2,309,467

Semiconductors & Semiconductor Equipment — 3.1%
233,386	Fairchild Semiconductor International Inc †	2,809,968
384,927	Integrated Device Technology Inc †	2,101,701
95,659	International Rectifier Corp †	1,857,698
295,974	Photronics Inc †	1,799,522

		8,568,889

Software — 3.0%
79,929	JDA Software Group Inc †	2,588,900
232,340	Mentor Graphics Corp †	3,150,531
134,070	Parametric Technology Corp †	2,448,118

		8,187,549

Total Information Technology		31,792,816

Materials — 4.4%
Chemicals — 2.1%
51,024	Innophos Holdings Inc	2,477,725
117,378	PolyOne Corp	1,355,716
49,010	Quaker Chemical Corp	1,905,999

		5,739,440

See Notes to Financial Statements.

5

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, December 31, 2011 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 2.3%
23,880	AMCOL International Corp	$641,178
42,825	Carpenter Technology Corp	2,204,631
101,888	Noranda Aluminum Holding Corp	840,576
59,148	RTI International Metals Inc †	1,372,825
82,452	Worthington Industries Inc	1,350,564

		6,409,774

Total Materials		12,149,214

Utilities — 7.0%
Electric Utilities — 5.0%
56,018	Cleco Corp	2,134,286
67,689	El Paso Electric Co	2,344,747
79,804	IDACORP Inc	3,384,487
211,395	PNM Resources Inc	3,853,731
58,905	UIL Holdings Corp	2,083,470

		13,800,721

Gas Utilities — 1.1%
61,789	New Jersey Resources Corp	3,040,019

Multi-Utility — 0.9%
84,414	Vectren Corp	2,551,835

Total Utilities		19,392,575

TOTAL COMMON STOCKS
(Cost $252,515,341)		285,039,758

INVESTMENT COMPANY — 3.3%
(Cost $9,050,932)
9,050,932	State Street Institutional Government Money Market Fund	9,050,932

TOTAL INVESTMENTS
(Cost $261,566,273)	106.6%	294,090,690
OTHER ASSETS AND LIABILITIES (Net)	(6.6)	(18,281,923)

NET ASSETS	100.0%	$275,808,767

†	Non-income producing security.

(a)	As of December 31, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

6

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7

Munder Veracity Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2011 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$294,090,690
Dividends and interest receivable	318,057
Receivable from Advisor	39,243
Receivable for Fund shares sold	1,074,828
Prepaid expenses and other assets	43,308

Total Assets	295,566,126

LIABILITIES:
Payable for Fund shares redeemed	19,168,059
Investment advisory fees payable	220,744
Trustees’ fees and expenses payable	135,416
Transfer agency/record keeping fees payable	94,850
Distribution and shareholder servicing fees payable—Class A, B, C and R Shares	40,652
Administration fees payable	33,378
Custody fees payable	10,273
Shareholder servicing fees payable—Class K Shares	560
Accrued expenses and other payables	53,427

Total Liabilities	19,757,359

NET ASSETS	$275,808,767

Investments, at cost	$261,566,273

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$430,584
Accumulated net realized loss on investments sold	(125,039,753)
Net unrealized appreciation of investments	32,524,417
Paid-in capital	367,893,519

$275,808,767

NET ASSETS:
Class Y Shares	$155,997,103

Class A Shares	$92,118,066

Class B Shares	$6,226,970

Class C Shares	$19,032,329

Class K Shares	$2,042,317

Class R Shares	$391,982

SHARES OUTSTANDING:
Class Y Shares	7,964,697

Class A Shares	4,764,466

Class B Shares	343,842

Class C Shares	1,055,082

Class K Shares	105,796

Class R Shares	20,461

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.59

CLASS A SHARES:
Net asset value and redemption price per share	$19.33

Maximum sales charge	5.50%
Maximum offering price per share	$20.46

CLASS B SHARES:
Net asset value and offering price per share*	$18.11

CLASS C SHARES:
Net asset value and offering price per share*	$18.04

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.30

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$19.16

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Veracity Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$2,180
Dividends	2,616,580

Total Investment Income	2,618,760

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	128,703
Class B Shares	33,969
Class C Shares	97,660
Class R Shares	1,221
Shareholder servicing fees:
Class K Shares	3,101
Investment advisory fees	1,312,601
Transfer agency/record keeping fees	273,768
Administration fees	199,883
Custody fees	47,012
Registration and filing fees	41,109
Trustees’ fees and expenses	28,108
Legal and audit fees	23,550
Other	47,428

Total Expenses	2,238,113
Expenses reimbursed by Advisor	(150,265)

Net Expenses	2,087,848

NET INVESTMENT INCOME	530,912

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(4,331,845)
Net change in unrealized appreciation/(depreciation) of securities	(21,701,764)

Net realized and unrealized loss on investments	(26,033,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,502,697)

See Notes to Financial Statements.

10

Munder Veracity Small-Cap Value Fund

Statements of Changes in Net Assets(1)

	Period Ended December 31, 2011 (Unaudited)	Period Ended June 30, 2011(2)	Year Ended February 28, 2011
Net investment income/(loss)	$530,912	$(400,728)	$(636,182)
Net realized gain/(loss) from security transactions	(4,331,845)	3,106,258	16,100,041
Net change in net unrealized appreciation/(depreciation) of securities	(21,701,764)	(2,792,691)	34,798,057

Net increase/(decrease) in net assets resulting from operations	(25,502,697)	(87,161)	50,261,916
Dividends to shareholders from net investment income:
Class Y Shares	—	—	(20,599)
Class A Shares	—	—	(13,156)
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	1,898,584	24,124,735	45,119,953
Class A Shares	(27,705,894)	50,718,061	(24,809,782)
Class B Shares	(1,654,834)	8,668,778	—
Class C Shares	(2,355,429)	23,450,680	—
Class K Shares	(874,439)	3,277,938	—
Class R Shares	(153,254)	604,091	—
Short-term trading fees	3,901	799	1,572

Net increase/(decrease) in net assets	(56,344,062)	110,757,921	70,539,904
NET ASSETS:
Beginning of period	332,152,829	221,394,908	150,855,004

End of period	$275,808,767	$332,152,829	$221,394,908

Undistributed net investment income/(Accumulated net investment loss)	$430,584	$(100,328)	$—

(1)	Data shown for periods prior to May 14, 2011 is that of Veracity Small Cap Value Fund, the accounting survivor of the Reorganization. See Notes to Financials Statements, Note 1.

(2)	Data shown is for the period March 1, 2011 to June 30, 2011.

See Notes to Financial Statements.

11

Munder Veracity Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity(1)

	Period Ended December 31, 2011 (Unaudited)	Period Ended June 30, 2011(2)	Year Ended February 28, 2011
Amount
Class Y Shares:
Sold	$41,600,981	$13,587,144	$62,742,322
Issued as reinvestment of dividends	—	—	18,677
Proceeds received in merger	—	25,996,836	—
Redeemed	(39,702,397)	(15,459,245)	(17,641,046)

Net increase	$1,898,584	$24,124,735	$45,119,953

Class A Shares:
Sold*	$8,730,646	$5,658,226	$22,147,879
Issued as reinvestment of distributions	—	—	13,150
Proceeds received in merger	—	62,243,895	—
Redeemed	(36,436,540)	(17,184,060)	(46,970,811)

Net increase/(decrease)	$(27,705,894)	$50,718,061	$(24,809,782)

Class B Shares:
Sold	$—	$—	$—
Proceeds received in merger	—	9,198,777	—
Redeemed*	(1,654,834)	(529,999)	—

Net increase/(decrease)	$(1,654,834)	$8,668,778	$—

Class C Shares:
Sold	$164,177	$37,223	$—
Proceeds received in merger	—	24,178,424	—
Redeemed	(2,519,606)	(764,967)	—

Net increase/(decrease)	$(2,355,429)	$23,450,680	$—

Class K Shares:
Sold	$101,236	$16,846	$—
Proceeds received in merger	—	4,997,784	—
Redeemed	(975,675)	(1,736,692)	—

Net increase/(decrease)	$(874,439)	$3,277,938	$—

Class R Shares:
Sold	$42,314	$11,540	$—
Proceeds received in merger	—	867,055	—
Redeemed	(195,568)	(274,504)	—

Net increase/(decrease)	$(153,254)	$604,091	$—

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(1)	Data shown for periods prior to May 14, 2011 is that of Veracity Small Cap Value Fund, the accounting survivor of the Reorganization. See Notes to Financials Statements, Note 1.

(2)	Data shown is for the period March 1, 2011 to June 30, 2011.

See Notes to Financial Statements.

12

	Period Ended December 31, 2011 (Unaudited)	Period Ended June 30, 2011(2),(3)	Year Ended February 28, 2011(3)
Shares
Class Y Shares:
Sold	2,302,504	647,803	3,644,528
Issued as reinvestment of distributions	—	—	1,039
Issued in exchange for proceeds received in merger	—	1,224,262	—
Redeemed	(2,086,276)	(732,281)	(993,638)

Net increase	216,228	1,139,784	2,651,929

Class A Shares:
Sold*	474,251	272,448	1,227,679
Issued as reinvestment of distributions	—	—	739
Issued in exchange for proceeds received in merger	—	2,965,170	—
Redeemed	(2,101,275)	(819,132)	(2,830,680)

Net increase/(decrease)	(1,627,024)	2,418,486	(1,602,262)

Class B Shares:
Sold	—	—	—
Issued in exchange for proceeds received in merger	—	465,630	—
Redeemed*	(94,307)	(27,481)	—

Net increase/(decrease)	(94,307)	438,149	—

Class C Shares:
Sold	9,727	1,936	—
Issued in exchange for proceeds received in merger	—	1,228,738	—
Redeemed	(145,439)	(39,880)	—

Net increase/(decrease)	(135,712)	1,190,794	—

Class K Shares:
Sold	5,627	823	—
Issued in exchange for proceeds received in merger	—	238,446	—
Redeemed	(53,784)	(85,316)	—

Net increase/(decrease)	(48,157)	153,953	—

Class R Shares:
Sold	2,318	575	—
Issued in exchange for proceeds received in merger	—	41,626	—
Redeemed	(10,756)	(13,302)	—

Net increase/(decrease)	(8,438)	28,899	—

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(1)	Data shown for periods prior to May 14, 2011 is that of Veracity Small Cap Value Fund, the accounting survivor of the Reorganization. See Notes to Financials Statements, Note 1.

(2)	Data shown is for the period March 1, 2011 to June 30, 2011.

(3)	Capital stock activity for the period prior to May 14, 2011 has been adjusted to reflect the Merger Exchange Ratio. See Notes to Financial Statements, Note 1.

See Notes to Financial Statements.

13

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended 12/31/11(c) (Unaudited)		Period Ended 6/30/11(c),(h)		Year Ended 2/28/11(b)
Net asset value, beginning of period	$21.08		$21.01		$15.90

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		(0.02)		(0.04)
Net realized and unrealized gain/(loss) on investments	(1.54)		0.09		5.15

Total from investment operations	(1.49)		0.07		5.11

Less distributions:
Dividends from net investment income	—		—		0.00 (d)
Distributions from net realized gains	—		—		—
Return of Capital	—		—		—

Total distributions	—		—		0.00 (d)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)

Net asset value, end of period	$19.59		$21.08		$21.01

Total return(e)	(7.07)%		0.33%		32.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$155,997		$163,354		$138,835
Ratio of operating expenses to average net assets	1.25	%(g)	1.25	%(g)	1.25%
Ratio of net investment income/(loss) to average net assets	0.58	%(g)	(0.30	)%(g)	(0.25)%
Portfolio turnover rate	17%		14%		52%
Ratio of operating expenses to average net assets without expense reimbursements or recoupments	1.36	%(g)	1.32	%(g)	1.25%

(a)	Class Y Shares of the Fund commenced operations on July 7, 2005.

(b)	The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Value Fund, which was the legal survivor of the reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.005 per share.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Absent the recoupment of previous fee reductions and expense reimbursements by Integrity Asset Management, LLC, the ratio of net investment income to average net assets would have been 0.32% for Class Y for the year ended February 29, 2008.

(g)	Annualized.

(h)	Data shown is for the period March 1, 2011 to June 30, 2011.

See Notes to Financial Statements.

14

Y Shares
Year Ended 2/28/10(b)	Year Ended 2/28/09(b)	Year Ended 2/28/08(b)		Year Ended 2/28/07(b)
$8.99	$15.36	$19.67		$19.07

0.04	0.13	0.05		0.06
6.91	(6.36)	(2.95)		1.62

6.95	(6.23)	(2.90)		1.68

(0.04)	(0.13)	(0.05)		(0.05)
—	—	(1.33)		(1.03)
—	(0.01)	(0.03)		—

(0.04)	(0.14)	(1.41)		(1.08)

0.00 (d)	—	0.00	(d)	—

$15.90	$8.99	$15.36		$19.67

77.33%	(40.79)%	(15.57)%		8.72%

$62,927	$27,578	$50,456		$74,583
1.25%	1.24%	1.25%		1.25%
0.31%	0.95%	0.31	%(f)	0.33%
69%	86%	92%		106%

1.29%	1.30%	1.24%		1.31%

See Notes to Financial Statements.

15

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	A Shares
	Period Ended 12/31/11(c)		Period Ended 06/30/11(c),(h)		Year Ended 02/28/11(b)
Net asset value, beginning of period	$20.84		$20.78		$15.77

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		(0.04)		(0.10)
Net realized and unrealized gain/(loss) on investments	(1.53)		0.10		5.11

Total from investment operations	(1.51)		0.06		5.01

Less distributions:
Dividends from net investment income	—		—		0.00 (d)
Distributions from net realized gains	—		—		—
Distributions from capital	—		—		—

Total distributions	—		—		0.00 (d)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)

Net asset value, end of period	$19.33		$20.84		$20.78

Total return(e)	(7.25)%		0.29%		31.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,118		$133,177		$82,560
Ratio of operating expenses to average net assets	1.50	%(g)	1.50	%(g)	1.50%
Ratio of net investment income/(loss) to average net assets	0.25	%(g)	(0.52	)%(g)	(0.50)%
Portfolio turnover rate	17%		14%		52%
Ratio of operating expenses to average net assets without expense reimbursements	1.60	%(g)	1.54	%(g)	1.50%

(a)	Class A Shares of the Fund commenced operations March 30, 2004.

(b)	The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Value Fund, which was the legal survivor of the reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.005 per share.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Absent the recoupment of previous fee reductions and expense reimbursements by Integrity Asset Management, LLC, the ratio of net investment income to average net assets would have been 0.07% for Class A Shares, for the year ended February 29, 2008.

(g)	Annualized.

(h)	Data shown is for the period March 1, 2011 to June 30, 2011.

See Notes to Financial Statements.

16

A Shares
Year Ended 2/28/10(b)	Year Ended 2/28/09(b)	Year Ended 2/28/08(b)		Year Ended 2/28/07(b)
$8.92	$15.22	$19.49		$18.93

0.01	0.09	0.02		0.02
6.85	(6.30)	(2.94)		1.58

6.86	(6.21)	(2.92)		1.60

(0.01)	(0.09)	(0.02)		(0.02)
—	—	(1.32)		(1.02)
—	0.00 (d)	(0.01)		—

(0.01)	(0.09)	(1.35)		(1.04)

0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)

$15.77	$8.92	$15.22		$19.49

76.80%	(40.91)%	(15.81)%		8.46%

$87,928	$48,510	$91,731		$116,883
1.50%	1.50%	1.50%		1.50%
0.06%	0.70%	0.06	%(f)	0.08%
69%	86%	92%		106%

1.54%	1.56%	1.49%		1.56%

See Notes to Financial Statements.

17

Munder Veracity Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

(continued)

	B Shares				C Shares
	Period Ended 12/31/11(b)		Period Ended 6/30/11(b),(c)		Period Ended 12/31/11(b)		Period Ended 6/30/11(b),(c)
Net asset value, beginning of period	$19.59		$19.76		$19.51		$19.68

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		(0.04)		(0.04)		(0.04)
Net realized and unrealized loss on investments	(1.44)		(0.13)		(1.43)		(0.13)

Total from investment operations	(1.48)		(0.17)		(1.47)		(0.17)

Less distributions:
Distribution from income	—		—		—		—

Total distributions	—		—		—		—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00

Net asset value, end of period	$18.11		$19.59		$18.04		$19.51

Total return(e)	(7.55)%		(0.86)%		(7.53)%		(0.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$6,227		$8,584		$19,032		$23,237
Ratio of operating expenses to average net assets	2.25	%(f)	2.25	%(f)	2.25	%(f)	2.25	%(f)
Ratio of net investment loss to average net assets	(0.48	)%(f)	(1.53	)%(f)	(0.47	)%(f)	(1.52	)%(f)
Portfolio turnover rate	17%		14%		17%		14%
Ratio of operating expenses to average net assets without expense reimbursements	2.35	%(f)	2.32	%(f)	2.35	%(f)	2.32	%(f)

(a)	Class B Shares, Class C Shares, Class K Shares and Class R Shares of the Fund commenced operations on May 14, 2011.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Data shown is for the period May 14, 2011 to June 30, 2011

(d)	Amount is less than $0.005 per share.

(e)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(f)	Annualized.

See Notes to Financial Statements.

18

K Shares				R Shares
Period Ended 12/31/11(b)		Period Ended 6/30/11(b),(c)		Period Ended 12/31/11(b)		Period Ended 6/30/11(b),(c)
$20.80		$20.96		$20.67		$20.83

0.02		(0.02)		—		(0.03)

(1.52)		(0.14)		(1.51)		(0.13)

(1.50)		(0.16)		(1.51)		(0.16)

—		—		—		—

—		—		—		—

0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

$19.30		$20.80		$19.16		$20.67

(7.26)%		(0.72)%		(7.31)%		(0.77)%

$2,042		$3,203		$392		$597

1.50	%(f)	1.50	%(f)	1.75	%(f)	1.75	%(f)
0.24	%(f)	(0.80	)%(f)	(0.02	)%(f)	(1.02	)%(f)
17%		14%		17%		14%

1.60	%(f)	1.57	%(f)	1.85	%(f)	1.82	%(f)

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited)

1.	Organization

As of December 31, 2011, the Munder Funds consisted of 12 portfolios, each of which is a series of Munder Series Trust (“MST”). Information presented in these financial statements pertains only to the Munder Veracity Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to seek to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On May 13, 2011, the Munder Small-Cap Value Fund (“Munder Fund”) acquired all of the assets and assumed all of the liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”), a series of Veracity Funds, in a tax-free exchange of shares and the subsequent liquidation of the Veracity Fund (“Reorganization”). The merged fund was renamed the Munder Veracity Small-Cap Value Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of Veracity Funds on December 28, 2010. The Reorganization was proposed in connection with the acquisition of all the assets and operations of Integrity Asset Management (“Integrity”), the investment adviser to the Veracity Fund, by Munder Capital Management, the investment adviser to the Munder Fund. The primary reasons for the reorganization were to seek to enable shareholders of the Veracity Fund to benefit from, among other things: (1) the continued management of the portfolio

21

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

by the portfolio managers of the Veracity Fund; (2) the overall investment expertise and significant resources of Munder Capital Management; (3) the significantly larger asset base of the combined Fund which, subject to the capacity constraints of Integrity’s small cap strategy, was expected to offer a greater potential for economies of scale and possible reductions in the per share expenses paid by shareholders of the Veracity Fund; and (4) the ability to exchange their shares of the Munder Fund for shares of other Munder Funds that offered a wide variety of investment goals and strategies.

The Veracity Fund was the accounting survivor of the Reorganization, consequently the Veracity Fund’s performance and financial history have been adopted by the Fund. As a result, the performance information and financial history in this Report for the periods prior to May 14, 2011 are that of the Veracity Fund. The Veracity Fund offered Class R and Class I shares, which were similar to and exchanged for the Fund’s Class A and Class Y Shares, respectively. The financial information for Class A Shares of the Fund for periods prior to May 14, 2011 is the financial information of the Veracity Fund’s Class R shares. The financial information for Class Y Shares of the Fund for periods prior to May 14, 2011 is the financial information of the Veracity Fund’s Class I shares. Because there were no corresponding classes of the Veracity Fund, Class B, C, K and R Shares of the Fund commenced operations on May 14, 2011.

Number of shares outstanding of the Veracity Fund prior to merger:
Class R of Veracity Fund	2,717,831
Class I of the Veracity Fund	4,679,043

Merger Exchange Ratio, Merger Conversion Ratio and number of Shares of the Munder Fund issued for shares of the Veracity Fund:

	Merger Exchange Ratio	Merger Conversion Ratio	Shares
Class A	1.3743	0.7276	3,735,005
Class Y	1.3653	0.7324	6,388,293
Unrealized appreciation of the Veracity Fund immediately prior to acquisition of all assets and assumption of all liabilities of the Veracity Fund			$47,000,547
Unrealized appreciation of the Munder Fund immediately prior to acquisition of all assets and assumption of all liabilities of the Veracity Fund			$9,335,508

22

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of the Veracity Fund.

	Prior to Merger	After Merger
Net assets of the Veracity Fund
Class R of Veracity Fund	$78,397,964	$—
Class I of the Veracity Fund	135,623,846	—
Net assets of the Munder Fund
Class A	$62,243,895	$140,641,859
Class B	9,198,778	9,198,778
Class C	24,178,424	24,178,424
Class K	4,997,784	4,997,784
Class R	867,055	867,055
Class Y	25,996,836	161,620,681

For financial reporting purposes, the net assets received and shares issued by the Munder Fund were recorded at fair market value. However, investments of the Veracity Fund were carried forward to the Fund at cost for purposes of aligning ongoing financial reporting of the Fund’s realized and unrealized gains and losses with amounts that may be distributable to shareholders on a tax basis.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a

23

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$294,090,690
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$294,090,690

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

24

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and industry.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains/(losses) from security transactions.

Foreign Currency Spot Contracts: The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund may use foreign currency spot contracts in an effort to facilitate transactions in foreign securities or to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Foreign currency spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is

25

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2011.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2008.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.90% on the first $300 million of its average daily net assets and 0.85% of the average daily net assets exceeding $300 million. During the period ended December 31, 2011, the Fund paid an annual effective rate of 0.90% for advisory services.

Integrity, a wholly owned subsidiary of the Advisor, serves as sub-advisor to the Fund. Pursuant to an investment sub-advisory agreement with the Advisor, Integrity is responsible for the day-to-day management of the Fund, including, without limitation, providing a program of continuous investment management to the Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing

26

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

research services for the Fund. For its services with regard to the Fund, Integrity is entitled to receive from the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.60%.

Pursuant to an Expense Limitation Agreement with the Fund effective May 14, 2011, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.25%, 1.50%, 2.25%, 2.25%, 1.50% and 1.75% for Class Y, Class A, Class B, Class C, Class K and Class R Shares, respectively. For the period ended December 31, 2011, the Advisor reimbursed expenses pursuant to the Expense Limitation Agreement on behalf of the Fund totaling $150,265, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

Pursuant to a separate written Agreement with the Fund (the “Repayment Agreement”), the Advisor may seek repayment from the Fund for Fund expenses it reimbursed under the Expense Limitation Agreement. At December 31, 2011, the total amount eligible for repayment to the Advisor was $180,830. The Fund may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Repayment Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

27

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

For the period ended December 31, 2011, the Advisor earned $199,883 before payment of sub-administration fees and $135,042 after payment of sub-administration fees for its administrative services to the Fund. During the period, the Fund paid an annual effective rate of 0.1372% for administrative services.

Each Trustee is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee of MST and Munder Series Trust II (“MST II”), plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2011, no officer, director or employee of the Advisor, Integrity, or any of their affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A Shares 12b-1 Fees	Class B Shares 12b-1 Fees	Class C Shares 12b-1 Fees	Class R Shares 12b-1 Fees	Class K Shares Service Fees
0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

28

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $47,836,041 and $59,155,739, respectively, for the period ended December 31, 2011.

At December 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $47,825,015, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $15,300,598 and net appreciation for financial reporting purposes was $32,524,417. At December 31, 2011, aggregate cost for financial reporting purposes was $261,566,273.

6.	Revolving Line of Credit

Effective December 7, 2011, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. Prior to December 7, 2011, the quarterly commitment fee was equal to 0.15% per annum. Effective December 7, 2011, the quarterly commitment fee is equal to 0.125% per annum. During the period ended December 31, 2011, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2011, total commitment fees for the Fund were $1,608.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

As disclosed in Notes to Financial Statement, Note 1, the Veracity Fund was the accounting survivor of the Reorganization. However; the Munder Fund was the tax survivor of the Reorganization. As a result, the information contained in Notes to Financial Statement, Note 8, is that of the Munder Fund for the

29

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

periods prior to May 14, 2011, and that of the combined Fund for the period from May 14, 2011 through June 30, 2011.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2011, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, fair fund settlements and merger adjustments were reclassified at period end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$300,400	$(103,188,985)	$102,888,585

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2011 and June 30, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
June 30, 2011	$—	$—	$—
June 30, 2010	3,103,869	—	3,103,869

At June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Post October Loss	Capital Loss Carryover	Unrealized Appreciation	Total
$(11,326)	$(119,653,285)	$53,171,562	$(66,493,049)

The differences between book and tax distributable earnings were primarily due to dividends payable, wash sales and deferred trustees’ fees.

As determined at June 30, 2011, the Fund had available for Federal income tax purposes $119,653,285 of unused capital losses of which $1,660,652 and $117,992,633 expire in 2017 and 2018, respectively. In addition, $771,714 of the losses expiring in 2017 and $16,044,974 of the losses expiring in 2018, may be further limited as these amounts were acquired in the reorganization with the Veracity Small Cap Value Fund that occurred on May 13, 2011.

30

Munder Veracity Small-Cap Value Fund

Notes to Financial Statements, December 31, 2011 (Unaudited) (continued)

The Fund utilized capital loss carryovers during the year ended June 30, 2011 in the amount of $45,604,986.

Certain capital and currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund elected to defer net post-October currency losses arising between November 1, 2010 and June 30, 2011 of $11,326.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. Integrity votes proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ended June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

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32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman

John Rakolta, Jr., Vice Chairman

Joseph E. Champagne

John Engler

Michael T. Monahan

Lisa A. Payne

Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer

Peter K. Hoglund, Vice President and Principal Financial Officer

Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer

and Chief Compliance Officer

David W. Rumph, Treasurer and Principal Accounting Officer

Amy D. Eisenbeis, Assistant Secretary

Francine S. Hayes, Assistant Secretary

Mary Ann C. Shumaker, Assistant Secretary

Kevin R. Kuhl, Assistant Treasurer

Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management

Munder Capital Center

480 Pierce Street

Birmingham, MI 48009

SUB-ADVISOR

Integrity Asset Management, LLC

18500 Lake Road, Suite 300

Rocky River, OH 44116

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

SANNSCV1211

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date:	February 28, 2012

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	February 28, 2012